UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	June 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2015 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (33.6%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal National Mortgage Association,
Conventional Pool:
2.38%, 5/1/35	$33	$35

Agency Fixed Rate Mortgages (3.0%)
United States (3.0%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.00%, 11/1/37	120	136
6.50%, 5/1/32 — 9/1/32	85	97
7.50%, 5/1/35	8	10
July TBA:
3.50%, 7/1/45 (a)	3,530	3,632
Federal National Mortgage Association,
Conventional Pools:
3.00%, 3/1/30 — 5/1/30	465	482
3.50%, 4/1/29	454	479
4.00%, 1/1/42	1,368	1,457
5.00%, 1/1/41 — 3/1/41	1,557	1,735
5.50%, 2/1/38	376	423
6.00%, 1/1/38	15	17
6.50%, 12/1/29	28	32
7.00%, 12/1/17 — 2/1/31	377	415
7.50%, 8/1/37	17	21
July TBA:
3.50%, 7/1/30 (a)	3	3
4.50%, 7/1/45 (a)	487	527
Government National Mortgage Association,
July TBA:
3.50%, 7/20/45 (a)	695	721
4.00%, 7/20/45 (a)	710	753
Various Pools:
3.50%, 12/15/43	530	553
4.00%, 8/20/41 — 11/20/42	823	879
5.50%, 8/15/39	142	161
		12,533
Asset-Backed Security (0.1%)
United States (0.1%)
CVS Pass-Through Trust,
6.04%, 12/10/28	355	405

Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
United States (0.4%)
Federal Home Loan Mortgage Corporation,
2.40%, 6/25/22	1,625	1,625
2.79%, 1/25/22	75	77
2.97%, 10/25/21	90	93
IO
0.81%, 1/25/21 (b)	1,302	35
IO REMIC
5.86%, 4/15/39 (b)	148	23
		1,853

Commercial Mortgage-Backed Securities (0.8%)
United States (0.8%)
COMM Mortgage Trust,
3.28%, 1/10/46		305	309
4.90%, 7/15/47 (b)(c)		152	139
Commercial Mortgage Pass-Through Certificates,
2.82%, 10/15/45		376	375
Extended Stay America Trust,
2.96%, 12/5/31 (c)		325	327
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)		100	109
4.72%, 7/15/47 (b)(c)		745	686
JPMBB Commercial Mortgage Securities Trust,
4.11%, 9/15/47 (b)(c)		205	179
4.71%, 9/15/47 (b)(c)		263	238
4.82%, 8/15/47 (b)(c)		361	332
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	265
WF-RBS Commercial Mortgage Trust,
4.14%, 10/15/57 (b)(c)		362	318
			3,277
Corporate Bonds (7.0%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	521
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	$170		175
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	310
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)		200	205
QBE Insurance Group Ltd.,
2.40%, 5/1/18 (c)		200	201
Telstra Corp., Ltd.,
3.13%, 4/7/25 (c)		135	132
Wesfarmers Ltd.,
2.98%, 5/18/16 (c)		245	250
			1,794
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		300	307

Brazil (0.0%)
Vale Overseas Ltd.,
6.88%, 11/10/39		50	48

Canada (0.1%)
Barrick Gold Corp.,
4.10%, 5/1/23		100	98
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		295	317
Goldcorp, Inc.,
3.70%, 3/15/23		198	190
			605

Chile (0.1%)
Empresa Nacional de Telecomunicaciones SA,
4.75%, 8/1/26 (c)	250		246

China (0.1%)
Baidu, Inc.,
3.25%, 8/6/18	225		232
Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)	200		198
			430
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23	270		284

France (0.4%)
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	400	468
BNP Paribas SA,
4.25%, 10/15/24	$250		247
5.00%, 1/15/21	95		105
BPCE SA,
5.15%, 7/21/24 (c)	450		458
Credit Agricole SA,
3.90%, 4/19/21	EUR	50	62
5.88%, 6/11/19	400		523
			1,863
Germany (0.1%)
Siemens Financieringsmaatschappij N.V.,
3.25%, 5/27/25 (c)	$250		246
Vier Gas Transport GmbH,
3.13%, 7/10/23	EUR	100	125
			371
Hong Kong (0.1%)
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17 (c)	$200		200

Italy (0.2%)
Intesa Sanpaolo SpA,
4.13%, 4/14/20	EUR	400	494
Telecom Italia Finance SA,
7.75%, 1/24/33	80		116
UniCredit SpA,
4.25%, 7/29/16	350		407
			1,017
Korea, Republic of (0.1%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (c)	$200		202

Malaysia (0.1%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	375		372

Netherlands (0.5%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (c)	300		305

3.63%, 10/6/17	EUR	200	239
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.95%, 11/9/22	$250		250
Series G
3.75%, 11/9/20	EUR	300	364
ING Bank N.V.,
5.25%, 6/5/18	300		385
5.80%, 9/25/23 (c)	$240		262
Shell International Finance BV,
2.13%, 5/11/20	225		225
			2,030
Spain (0.2%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	350	412
Telefonica Emisiones SAU,
4.71%, 1/20/20	300		386
			798
Sweden (0.3%)
Nordea Bank AB,
4.00%, 3/29/21	480		609
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (c)	$200		200
Swedbank AB,
1.75%, 3/12/18 (c)	270		271
			1,080
Switzerland (0.2%)
Credit Suisse,
6.00%, 2/15/18	90		99
Glencore Funding LLC,
4.13%, 5/30/23 (c)	200		194
Novartis Capital Corp.,
4.40%, 5/6/44	150		155
UBS AG,
7.50%, 7/15/25	380		481
			929
Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (c)	240		250
PTT PCL,
3.38%, 10/25/22 (c)	230		226
			476
United Kingdom (1.0%)
Abbey National Treasury Services PLC,
4.00%, 3/13/24	120		124
Bank of Scotland PLC,
4.63%, 6/8/17	EUR	350	425
Barclays Bank PLC,
6.00%, 1/23/18 — 1/14/21	275		348
BAT International Finance PLC,
9.50%, 11/15/18 (c)	$155		192
Diageo Capital PLC,
1.50%, 5/11/17	215		215

Experian Finance PLC,
2.38%, 6/15/17 (c)		400	402
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		100	126
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	370
HSBC Holdings PLC,
6.00%, 6/10/19		450	588
6.38%, 9/17/24 (b)(d)	$200		201
Imperial Tobacco Finance PLC,
8.38%, 2/17/16	EUR	400	468
Lloyds Bank PLC,
6.50%, 3/24/20		250	333
Nationwide Building Society,
6.25%, 2/25/20 (c)	$300		350
Royal Bank of Scotland PLC (The),
5.50%, 3/23/20	EUR	150	200
			4,342
United States (2.8%)
AbbVie, Inc.,
3.60%, 5/14/25	$200		198
Actavis Funding SCS,
3.80%, 3/15/25		55	54
Altria Group, Inc.,
2.85%, 8/9/22		25	24
5.38%, 1/31/44		155	165
Amgen, Inc.,
5.15%, 11/15/41		99	102
Apple, Inc.,
3.85%, 5/4/43		100	91
4.45%, 5/6/44		175	175
AT&T, Inc.,
4.75%, 5/15/46		55	50
6.30%, 1/15/38		150	167
Bank of America Corp.,
MTN
4.00%, 4/1/24		250	255
4.20%, 8/26/24		100	100
4.25%, 10/22/26		45	44
5.00%, 1/21/44		250	261
Baxalta, Inc.,
4.00%, 6/23/25 (c)		300	298
Bayer US Finance LLC,
3.38%, 10/8/24 (c)		200	199
Boston Properties LP,
3.85%, 2/1/23		25	26
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	193
Capital One Bank, USA NA,
3.38%, 2/15/23		546	531
Citigroup, Inc.,
5.50%, 9/13/25		250	271
6.13%, 5/15/18		107	120
6.68%, 9/13/43		20	24
8.13%, 7/15/39		175	252
Coca-Cola Co.,
3.20%, 11/1/23		250	253
Comcast Corp.,
4.60%, 8/15/45		130	129

DirecTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.15%, 3/15/42		25	24
Discover Bank,
2.00%, 2/21/18		345	344
Enterprise Products Operating LLC,
3.35%, 3/15/23		275	269
Five Corners Funding Trust,
4.42%, 11/15/23 (c)		350	362
Ford Motor Credit Co., LLC,
4.21%, 4/15/16		305	312
Freeport-McMoRan, Inc.,
3.88%, 3/15/23		45	41
General Electric Capital Corp.,
5.30%, 2/11/21		275	309
Genworth Holdings, Inc.,
7.20%, 2/15/21		105	110
Gilead Sciences, Inc.,
4.80%, 4/1/44		75	77
Goldman Sachs Group, Inc. (The),
4.80%, 7/8/44		275	272
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20		25	28
Home Depot, Inc.,
5.88%, 12/16/36		100	121
HSBC USA, Inc.,
3.50%, 6/23/24		100	101
International Business Machines Corp.,
1.95%, 2/12/19		300	301
JPMorgan Chase & Co.,
3.20%, 1/25/23		615	604
3.88%, 2/1/24		200	204
Kinder Morgan Energy Partners LP,
4.15%, 2/1/24		125	122
Kinder Morgan, Inc.,
4.30%, 6/1/25		150	145
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)		100	97
McDonald’s Corp.,
3.38%, 5/26/25		275	269
Medtronic, Inc.,
3.63%, 3/15/24		250	257
4.63%, 3/15/45 (c)		50	51
Merck & Co., Inc.,
2.80%, 5/18/23		250	246
Monongahela Power Co.,
5.40%, 12/15/43 (c)		100	111
NBC Universal Media LLC,
4.38%, 4/1/21		175	190
Omnicom Group, Inc.,
3.63%, 5/1/22		60	60
3.65%, 11/1/24		84	83
Oracle Corp.,
3.40%, 7/8/24		175	176
Pacific LifeCorp,
6.00%, 2/10/20 (c)		25	28
PepsiCo, Inc.,
3.60%, 3/1/24		250	257
Philip Morris International, Inc.,
2.13%, 5/30/19	EUR	150	176
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36		$190	223

8.75%, 5/1/19		220	269
Prudential Financial, Inc.,
6.63%, 12/1/37		150	182
Rowan Cos., Inc.,
5.85%, 1/15/44		150	127
Target Corp.,
3.50%, 7/1/24		200	204
Time Warner Cable, Inc.,
4.50%, 9/15/42		175	143
Tyson Foods, Inc.,
3.95%, 8/15/24		60	61
UnitedHealth Group, Inc.,
4.25%, 3/15/43		150	142
Verizon Communications, Inc.,
4.67%, 3/15/55 (c)		231	202
5.01%, 8/21/54		195	180
Wells Fargo & Co.,
3.45%, 2/13/23		395	393
Zimmer Biomet Holdings, Inc.,
5.75%, 11/30/39		150	167
			12,022
			29,416
Mortgages - Other (0.3%)
United Kingdom (0.2%)
Holmes Master Issuer PLC,
2.12%, 10/15/54 (b)(c)	GBP	616	991

United States (0.1%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36		$47	31
6.00%, 4/25/36		30	31
ChaseFlex Trust,
6.00%, 2/25/37		43	37
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		23	18
GSR Mortgage Loan Trust,
5.75%, 1/25/37		37	37
Lehman Mortgage Trust,
5.50%, 11/25/35		14	13
6.50%, 9/25/37		45	38
RALI Trust,
0.69%, 3/25/35 (b)		52	39
			244
			1,235
Sovereign (12.6%)
Australia (0.6%)
Australia Government Bond,
2.75%, 4/21/24	AUD	1,320	1,005
3.25%, 4/21/25		1,750	1,378
			2,383
Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)		$390	413

Brazil (0.9%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	14,410	3,786

Canada (0.5%)
Canadian Government Bond,
3.25%, 6/1/21	CAD	2,600	2,344

China (0.1%)
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)		$375	370

France (0.3%)
France Government Bond OAT,
1.75%, 5/25/23	EUR	650	775
3.25%, 5/25/45	240		330
			1,105
Germany (0.4%)
Bundesrepublik Deutschland,
4.25%, 7/4/39	710		1,226
4.75%, 7/4/34	220		382
			1,608
Greece (0.2%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 — 2/24/42 (e)	1,700		749

Hungary (0.3%)
Hungary Government International Bond,
5.38%, 3/25/24		$250	272
5.75%, 11/22/23	800		890
			1,162
Indonesia (0.2%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)	800		886

Ireland (0.5%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	1,370	2,040

Italy (1.4%)
Italy Buoni Poliennali Del Tesoro,
1.50%, 6/1/25	1,080		1,119
2.35%, 9/15/24 (c)	2,236		2,747
4.00%, 9/1/20	375		475
5.00%, 3/1/22	270		363
5.50%, 11/1/22	900		1,243
			5,947
Japan (1.6%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	70,000	604
Japan Government Ten Year Bond,
0.50%, 9/20/24	80,000		660
1.10%, 6/20/21	75,000		647
Japan Government Thirty Year Bond,
1.70%, 6/20/33	395,000		3,569

2.00%, 9/20/40	163,000		1,513
			6,993
Kazakhstan (0.1%)
KazMunayGas National Co., JSC,
6.38%, 4/9/21	$600		631

Korea, Republic of (0.3%)
Korea Development Bank (The),
3.88%, 5/4/17	400		417
4.63%, 11/16/21	630		699
			1,116
Mexico (0.2%)
Mexican Bonos,
8.00%, 6/11/20	MXN	8,000	571
Petroleos Mexicanos,
6.38%, 1/23/45	$435		449
			1,020
New Zealand (0.9%)
New Zealand Government Bond,
5.50%, 4/15/23	NZD	4,800	3,747

Poland (0.4%)
Poland Government Bond,
4.00%, 10/25/23	PLN	6,102	1,721

South Africa (0.1%)
South Africa Government Bond,
7.75%, 2/28/23	ZAR	3,500	282

Spain (1.1%)
Spain Government Bond,
0.50%, 10/31/17	EUR	450	501
4.20%, 1/31/37 (c)	950		1,229
4.40%, 10/31/23 (c)	450		590
5.85%, 1/31/22 (c)	680		953
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	781		809
1.80%, 11/30/24 (c)	552		654
			4,736
Supernational (0.4%)
European Investment Bank,
2.15%, 1/18/27	JPY	157,000	1,529
European Union,
2.75%, 4/4/22	EUR	300	384
			1,913
United Kingdom (2.0%)
United Kingdom Gilt,
1.75%, 9/7/22	GBP	400	626
2.75%, 9/7/24	2,100		3,494

4.25%, 6/7/32 — 9/7/39	2,130	4,225
		8,345
		53,297
U.S. Treasury Securities (9.4%)
United States (9.4%)
U.S. Treasury Bond,
3.50%, 2/15/39	$4,000	4,313
U.S. Treasury Inflation Indexed Bond,
0.25%, 1/15/25	25,305	24,860
U.S. Treasury Notes,
0.63%, 9/30/17	3,800	3,789
0.88%, 2/28/17	6,230	6,264
1.75%, 5/15/23	500	484
		39,710
Total Fixed Income Securities (Cost $145,624)		141,761

	Shares	Value (000)
Common Stocks (61.9%)
Australia (1.7%)
AGL Energy Ltd.	4,451	53
Alumina Ltd.	28,733	34
Amcor Ltd.	11,036	117
AMP Ltd.	31,080	144
Arrium Ltd.	14,100	1
Asciano Ltd.	7,805	40
ASX Ltd.	1,539	47
Australia & New Zealand Banking Group Ltd.	28,707	713
BHP Billiton Ltd.	28,547	596
BlueScope Steel Ltd.	3,657	8
Brambles Ltd.	13,059	107
CIMIC Group Ltd.	1,366	23
Coca-Cola Amatil Ltd.	4,624	33
Cochlear Ltd.	499	31
Commonwealth Bank of Australia	12,195	801
Computershare Ltd.	4,195	38
Crown Resorts Ltd.	5,745	54
CSL Ltd.	4,783	319
Dexus Property Group REIT	7,020	40
DuluxGroup Ltd.	5,515	24
Echo Entertainment Group Ltd.	7,295	25
Fairfax Media Ltd.	32,187	20
Fortescue Metals Group Ltd.	10,837	16
Goodman Group REIT	11,051	53
GPT Group REIT	17,370	57
Incitec Pivot Ltd.	14,271	42
Insurance Australia Group Ltd.	19,798	85
Lend Lease Group REIT	5,862	68
Macquarie Group Ltd.	2,760	173
Mirvac Group REIT	25,584	37
National Australia Bank Ltd.	24,224	623
Newcrest Mining Ltd. (f)	4,209	42
Orica Ltd.	3,553	58
Origin Energy Ltd.	9,394	87
Orora Ltd.	11,036	18
QBE Insurance Group Ltd.	13,752	145

Recall Holdings Ltd.	2,611	14
Rio Tinto Ltd.	3,744	155
Santos Ltd.	8,716	53
Scentre Group REIT	41,036	119
Shopping Centres Australasia Property Group REIT	2,331	4
Sonic Healthcare Ltd.	3,160	52
South32 Ltd. (f)	23,119	31
South32 Ltd. (f)	28,547	39
Stockland REIT	24,815	79
Suncorp Group Ltd.	11,119	115
Sydney Airport	2,861	11
Tabcorp Holdings Ltd.	7,097	25
Telstra Corp., Ltd.	41,748	198
Transurban Group	12,301	88
Treasury Wine Estates Ltd.	7,395	29
Wesfarmers Ltd.	10,023	302
Westfield Corp. REIT	18,583	131
Westpac Banking Corp.	23,864	592
Woodside Petroleum Ltd.	5,210	138
Woolworths Ltd.	10,835	225
WorleyParsons Ltd.	1,584	13
		7,185
Austria (0.1%)
BUWOG AG (f)	183	4
Erste Group Bank AG (f)	5,852	166
Immofinanz AG (f)	3,664	9
Voestalpine AG	1,329	55
		234
Belgium (0.5%)
Ageas	3,511	135
Anheuser-Busch InBev N.V.	6,748	809
Colruyt SA	1,508	68
Delhaize Group SA	3,426	283
Groupe Bruxelles Lambert SA	1,929	155
KBC Groep N.V.	9,821	656
Proximus	482	17
Solvay SA	328	45
Telenet Group Holding N.V. (f)	202	11
UCB SA	354	25
Umicore SA	2,088	99
Viohalco SA (f)	653	2
		2,305
Canada (2.1%)
Agnico-Eagle Mines Ltd.	1,600	45
Agrium, Inc.	1,500	159
Bank of Montreal	5,100	302
Bank of Nova Scotia	8,800	454
Barrick Gold Corp.	9,400	100
BCE, Inc.	5,300	225
Blackberry Ltd. (f)	4,200	34
Bombardier, Inc.	12,800	23
Brookfield Asset Management, Inc., Class A	8,250	288
Cameco Corp.	4,100	59
Canadian Imperial Bank of Commerce	3,700	273
Canadian National Railway Co.	8,600	496
Canadian Natural Resources Ltd.	10,300	280

Canadian Oil Sands Ltd.	2,700	22
Canadian Pacific Railway Ltd.	1,600	256
Cenovus Energy, Inc.	7,100	114
Crescent Point Energy Corp.	2,100	43
Eldorado Gold Corp.	5,400	22
Enbridge, Inc.	8,200	383
Encana Corp.	7,600	84
Fairfax Financial Holdings Ltd.	300	148
First Quantum Minerals Ltd.	5,100	67
Fortis, Inc.	1,300	36
Goldcorp, Inc.	7,100	115
Great-West Lifeco, Inc.	4,100	119
Husky Energy, Inc.	2,600	50
IGM Financial, Inc.	1,800	57
Imperial Oil Ltd.	2,600	100
Intact Financial Corp.	1,500	104
Kinross Gold Corp. (f)	8,900	21
Kinross Gold Corp. (f)	1,200	3
Lightstream Resources Ltd.	1,136	1
Loblaw Cos., Ltd.	673	34
Lululemon Athletica, Inc. (f)	2,400	157
Magna International, Inc.	5,200	292
Manulife Financial Corp.	18,100	336
National Bank of Canada	3,000	113
Pembina Pipeline Corp.	400	13
Penn West Petroleum Ltd.	3,700	6
Potash Corp. of Saskatchewan, Inc.	8,200	254
Power Corp. of Canada	4,100	105
Power Financial Corp.	3,400	98
Rogers Communications, Inc., Class B	3,800	135
Royal Bank of Canada	12,300	752
Shaw Communications, Inc., Class B	3,700	81
Silver Wheaton Corp.	3,500	61
SNC-Lavalin Group, Inc.	1,800	60
Sun Life Financial, Inc.	5,900	197
Suncor Energy, Inc.	14,100	388
Teck Resources Ltd., Class B	4,700	47
Thomson Reuters Corp.	3,700	141
Toronto-Dominion Bank (The)	16,200	688
Touchstone Exploration, Inc. (f)	650	—	@
TransAlta Corp.	2,300	18
TransCanada Corp.	6,300	256
Valeant Pharmaceuticals International, Inc. (f)	300	67
Yamana Gold, Inc.	7,200	22
		8,804
Chile (0.0%)
Antofagasta PLC	4,360	47

China (0.0%)
CSR Corp., Ltd. H Shares (f)(g)	16,250	25
Hanergy Thin Film Power Group Ltd. (f)(g)	42,000	21
		46
Denmark (0.5%)
AP Moeller - Maersk A/S Series A	50	88
AP Moeller - Maersk A/S Series B	75	136
Carlsberg A/S Series B	98	9
Coloplast A/S	120	8
Danske Bank A/S	6,739	198

DSV A/S	4,301	139
Novo Nordisk A/S Series B	21,506	1,172
Novozymes A/S Series B	3,104	147
Pandora A/S	223	24
TDC A/S	537	4
Vestas Wind Systems A/S	3,730	186
		2,111
Finland (0.3%)
Elisa Oyj	603	19
Fortum Oyj	7,256	129
Kone Oyj, Class B	5,847	237
Metso Oyj	385	11
Nokia Oyj	37,171	252
Nokian Renkaat Oyj	1,401	44
Orion Oyj, Class B	399	14
Sampo Oyj, Class A	4,348	205
UPM-Kymmene Oyj	11,663	206
Wartsila Oyj	459	22
		1,139
France (2.9%)
Accor SA	1,422	72
Aeroports de Paris (ADP)	685	77
Air Liquide SA	3,753	475
Airbus Group SE	792	51
Alcatel-Lucent (f)	39,117	143
Alstom SA (f)	4,118	117
Arkema SA	205	15
Atos SE	287	21
AXA SA	20,297	512
BNP Paribas SA	11,402	688
Bouygues SA	3,463	130
Bureau Veritas SA	2,324	54
Cap Gemini SA	2,287	202
Carrefour SA	6,850	219
Casino Guichard Perrachon SA	287	22
CGG SA (f)	2,024	11
Christian Dior SE	915	179
Cie de Saint-Gobain	2,821	127
Cie Generale des Etablissements Michelin	2,032	213
Credit Agricole SA	48,396	720
Danone SA	6,671	431
Edenred	1,823	45
Electricite de France SA	5,563	124
Essilor International SA	1,528	182
Eutelsat Communications SA	799	26
GDF Suez	15,172	281
Groupe Eurotunnel SE	8,901	129
Hermes International	259	97
ICADE REIT	86	6
Iliad SA	55	12
Imerys SA	369	28
JCDecaux SA	651	27
Kering	1,534	274
L’Oreal SA	2,407	429
Lafarge SA	5,020	332
Legrand SA	396	22
LVMH Moet Hennessy Louis Vuitton SE	2,816	493
Natixis SA	2,676	19

Numericable-SFR SAS (f)	314	17
Orange SA	22,040	339
Pernod Ricard SA	1,855	214
Peugeot SA (f)	1,221	25
Publicis Groupe SA	1,224	91
Renault SA	2,130	222
Rexel SA	655	11
Safran SA	314	21
Sanofi	12,790	1,258
Schneider Electric SE	764	53
SES SA	2,416	81
Societe Generale SA	7,831	366
Societe Television Francaise 1	1,176	20
Sodexo SA	1,223	116
Suez Environnement Co.	5,080	95
Technip SA	933	58
Thales SA	1,262	76
Total SA	20,957	1,018
Unibail-Rodamco SE REIT	1,725	436
Vallourec SA	2,417	49
Veolia Environnement SA	5,613	114
Vinci SA	5,701	330
Vivendi SA	18,338	463
Zodiac Aerospace	396	13
		12,491
Germany (2.5%)
Adidas AG	2,025	155
Allianz SE (Registered)	4,537	707
Axel Springer SE	168	9
BASF SE	11,451	1,006
Bayer AG (Registered)	7,614	1,066
Bayerische Motoren Werke AG	3,318	363
Beiersdorf AG	851	71
Brenntag AG	232	13
Commerzbank AG (f)	23,202	297
Continental AG	710	168
Daimler AG (Registered)	7,104	647
Deutsche Annington Immobilien SE	341	10
Deutsche Bank AG (Registered)	13,467	405
Deutsche Boerse AG	1,204	100
Deutsche Lufthansa AG (Registered) (f)	3,253	42
Deutsche Post AG (Registered)	5,459	159
Deutsche Telekom AG (Registered)	30,843	531
E.ON SE	18,705	249
Esprit Holdings Ltd. (g)	12,583	12
Fraport AG Frankfurt Airport Services Worldwide	527	33
Fresenius Medical Care AG & Co., KGaA	1,557	128
Fresenius SE & Co., KGaA	3,537	227
Fuchs Petrolub SE (Preference)	287	12
HeidelbergCement AG	423	33
Henkel AG & Co., KGaA	1,420	135
Henkel AG & Co., KGaA (Preference)	2,044	229
Hugo Boss AG	109	12
Infineon Technologies AG	10,693	133
K&S AG (Registered)	1,825	77
Lanxess AG	1,032	61
Linde AG	1,591	301
Merck KGaA	1,048	104
Metro AG	1,540	49

Muenchener Rueckversicherungs AG (Registered)	1,951	346
Osram Licht AG	765	37
Porsche Automobil Holding SE (Preference)	779	66
ProSiebenSat.1 Media AG (Registered)	535	26
QIAGEN N.V. (f)	2,514	62
RWE AG	4,317	93
SAP SE	10,243	715
Siemens AG (Registered)	8,879	894
Suedzucker AG	410	7
Symrise AG	314	19
Telefonica Deutschland Holding AG	4,450	26
ThyssenKrupp AG	5,350	139
TUI AG	6,275	102
TUI AG	1,503	24
Volkswagen AG	549	127
Volkswagen AG (Preference)	1,627	377
		10,604
Greece (0.1%)
Aegean Airlines SA	711	4
Alpha Bank AE (f)	45,588	14
Athens Water Supply & Sewage Co., SA (The)	485	3
Attica Bank SA (f)	30,305	2
Ellaktor SA (f)	2,264	4
Eurobank Ergasias SA (f)	110,993	15
FF Group (f)	670	15
Fourlis Holdings SA (f)	952	3
Frigoglass SAIC (f)	326	1
GEK Terna Holding Real Estate Construction SA (f)	1,941	3
Grivalia Properties REIC AE REIT	647	5
Hellenic Exchanges - Athens Stock Exchange SA Holding	2,748	12
Hellenic Petroleum SA (f)	1,449	6
Hellenic Telecommunications Organization SA	3,346	26
Intralot SA-Integrated Lottery Systems & Services (f)	832	1
JUMBO SA	2,761	19
Lamda Development SA (f)	225	1
Marfin Investment Group Holdings SA (f)	13,085	2
Metka SA	449	3
Motor Oil Hellas Corinth Refineries SA (f)	945	8
Mytilineos Holdings SA (f)	2,242	12
National Bank of Greece SA (f)	21,851	24
OPAP SA	2,890	21
Piraeus Bank SA (f)	25,114	9
Piraeus Port Authority SA	80	1
Public Power Corp. SA (f)	4,763	21
Sarantis SA	115	1
Terna Energy SA (f)	600	2
Thrace Plastics Co., SA	394	1
Titan Cement Co., SA	464	9
		248
Hong Kong (0.8%)
AIA Group Ltd.	67,200	440
Bank of East Asia Ltd. (The)	17,838	78
BOC Hong Kong Holdings Ltd.	36,500	152
Cheung Kong Property Holdings Ltd. (f)	28,364	235
CK Hutchison Holdings Ltd.	28,364	417
CLP Holdings Ltd.	19,000	162
Global Brands Group Holding Ltd. (f)	40,000	8
Hang Lung Group Ltd.	8,000	35

Hang Lung Properties Ltd.	22,000	65
Hang Seng Bank Ltd.	11,500	225
Henderson Land Development Co., Ltd.	15,944	109
Hong Kong & China Gas Co., Ltd.	57,977	122
Hong Kong Exchanges and Clearing Ltd.	10,903	385
Kerry Logistics Network Ltd.	3,500	6
Kerry Properties Ltd.	7,000	27
Link REIT (The)	21,033	123
MTR Corp., Ltd.	15,718	73
New World Development Co., Ltd.	41,531	54
Power Assets Holdings Ltd.	14,500	132
Sands China Ltd.	28,400	96
Sino Land Co., Ltd.	23,340	39
Sun Hung Kai Properties Ltd.	15,504	251
Swire Pacific Ltd., Class A	6,500	82
Swire Properties Ltd.	4,550	15
Wharf Holdings Ltd.	13,200	88
Wheelock & Co., Ltd.	10,000	51
		3,470
Ireland (0.1%)
Bank of Ireland (f)	533,173	215
CRH PLC	969	28
		243
Italy (1.0%)
Assicurazioni Generali SpA	13,053	235
Atlantia SpA	4,226	104
Banca Monte dei Paschi di Siena SpA (f)	3,866	8
Banco Popolare SC (f)	7,208	119
Enel Green Power SpA	26,345	51
Enel SpA	70,082	318
Eni SpA	22,322	396
Finmeccanica SpA (f)	1,205	15
Intesa Sanpaolo SpA	350,027	1,269
Luxottica Group SpA	1,601	106
Prysmian SpA	1,210	26
Saipem SpA (f)	2,154	23
Snam SpA	27,385	130
Telecom Italia SpA (f)	108,559	138
Telecom Italia SpA	77,007	79
Terna Rete Elettrica Nazionale SpA	9,469	42
UniCredit SpA	129,832	872
Unione di Banche Italiane SCPA	19,424	156
		4,087
Japan (5.8%)
Advantest Corp.	1,600	17
Aeon Co., Ltd.	8,400	119
Aisin Seiki Co., Ltd.	2,800	119
Ajinomoto Co., Inc.	11,000	238
Asahi Glass Co., Ltd.	12,000	72
Asahi Group Holdings Ltd.	3,700	118
Asahi Kasei Corp.	19,000	156
Astellas Pharma, Inc.	19,000	271
Bank of Yokohama Ltd. (The)	15,000	92
Bridgestone Corp.	6,600	244
Canon, Inc.	10,400	338
Central Japan Railway Co.	1,700	307

Chiba Bank Ltd. (The)	10,000	76
Chubu Electric Power Co., Inc.	5,800	86
Chugai Pharmaceutical Co., Ltd.	3,400	117
Chugoku Electric Power Co., Inc. (The)	2,600	38
Dai Nippon Printing Co., Ltd.	8,000	83
Dai-ichi Life Insurance Co., Ltd. (The)	1,000	20
Daiichi Sankyo Co., Ltd.	6,800	126
Daikin Industries Ltd.	2,800	202
Daito Trust Construction Co., Ltd.	1,000	104
Daiwa House Industry Co., Ltd.	8,000	186
Daiwa Securities Group, Inc.	21,000	157
Denso Corp.	6,100	304
Dentsu, Inc.	2,200	114
East Japan Railway Co.	3,600	324
Eisai Co., Ltd.	2,800	188
Electric Power Development Co., Ltd.	1,900	67
FANUC Corp.	1,800	369
Fast Retailing Co., Ltd.	500	227
FUJIFILM Holdings Corp.	5,700	204
Fujitsu Ltd.	19,000	106
Hankyu Hanshin Holdings, Inc.	24,000	142
Hitachi Ltd.	47,000	310
Hokkaido Electric Power Co., Inc. (f)	2,900	33
Hokuriku Electric Power Co.	2,700	40
Honda Motor Co., Ltd.	1,100	36
Honda Motor Co., Ltd. ADR	13,695	444
Hoya Corp.	4,200	168
Ibiden Co., Ltd.	1,400	24
Inpex Corp.	4,200	48
Isetan Mitsukoshi Holdings Ltd.	3,700	66
Isuzu Motors Ltd.	500	7
ITOCHU Corp.	15,500	205
Japan Real Estate Investment Corp. REIT	12	55
Japan Steel Works Ltd. (The)	3,000	12
Japan Tobacco, Inc.	11,500	410
JFE Holdings, Inc.	4,600	102
JGC Corp.	2,000	38
JSR Corp.	2,100	37
JX Holdings, Inc.	2,800	12
Kansai Electric Power Co., Inc. (The) (f)	4,900	54
Kao Corp.	5,900	274
Kawasaki Heavy Industries Ltd.	26,000	121
KDDI Corp.	22,500	543
Keikyu Corp.	7,000	53
Keio Corp.	7,000	50
Keyence Corp.	500	270
Kintetsu Group Holdings Co., Ltd.	29,000	99
Kirin Holdings Co., Ltd.	10,000	138
Kobe Steel Ltd.	49,000	82
Komatsu Ltd.	9,800	197
Konica Minolta, Inc.	3,500	41
Kubota Corp.	13,000	206
Kuraray Co., Ltd.	3,500	43
Kyocera Corp.	3,200	166
Kyushu Electric Power Co., Inc. (f)	2,700	31
LIXIL Group Corp.	3,900	77
Makita Corp.	1,100	60
Marubeni Corp.	21,000	121
Mazda Motor Corp.	3,400	67
Mitsubishi Chemical Holdings Corp.	15,500	98
Mitsubishi Corp.	12,800	282

Mitsubishi Electric Corp.	19,000	246
Mitsubishi Estate Co., Ltd.	12,000	259
Mitsubishi Heavy Industries Ltd.	37,000	225
Mitsubishi Motors Corp.	6,400	54
Mitsui & Co., Ltd.	19,300	262
Mitsui Fudosan Co., Ltd.	9,000	252
Mitsui OSK Lines Ltd.	12,000	38
Mizuho Financial Group, Inc.	144,700	313
MS&AD Insurance Group Holdings, Inc.	4,000	125
Murata Manufacturing Co., Ltd.	2,200	384
NGK Insulators Ltd.	3,000	77
Nidec Corp.	2,200	165
Nikon Corp.	3,500	40
Nintendo Co., Ltd.	1,000	167
Nippon Building Fund, Inc. REIT	12	53
Nippon Electric Glass Co., Ltd.	4,000	20
Nippon Express Co., Ltd.	15,000	74
Nippon Steel Sumitomo Metal Corp.	80,000	207
Nippon Telegraph & Telephone Corp.	11,200	406
Nippon Yusen KK	24,000	67
Nissan Motor Co., Ltd.	23,900	249
Nitto Denko Corp.	1,700	140
Nomura Holdings, Inc.	36,100	245
NSK Ltd.	7,000	108
NTT Data Corp.	2,100	92
NTT DoCoMo, Inc.	14,700	282
Odakyu Electric Railway Co., Ltd.	12,000	112
Oji Holdings Corp.	9,000	39
Olympus Corp.	2,400	83
Omron Corp.	1,900	83
Ono Pharmaceutical Co., Ltd.	1,000	109
Oriental Land Co., Ltd.	400	26
ORIX Corp.	10,500	156
Osaka Gas Co., Ltd.	29,000	115
Otsuka Holdings Co., Ltd.	400	13
Panasonic Corp.	18,700	257
Rakuten, Inc.	10,000	162
Resona Holdings, Inc.	7,300	40
Ricoh Co., Ltd.	8,000	83
Rohm Co., Ltd.	800	54
Secom Co., Ltd.	2,100	136
Sekisui House Ltd.	8,000	127
Seven & I Holdings Co., Ltd.	8,400	361
Sharp Corp. (f)	10,000	12
Shikoku Electric Power Co., Inc.	3,800	57
Shin-Etsu Chemical Co., Ltd.	3,300	205
Shionogi & Co., Ltd.	4,400	171
Shiseido Co., Ltd.	4,500	102
Shizuoka Bank Ltd. (The)	10,000	105
SMC Corp.	600	181
Softbank Corp.	7,400	436
Sompo Japan Nipponkoa Holdings, Inc.	400	15
Sony Corp. (f)	900	25
Sony Corp. ADR (f)	9,035	256
Sumitomo Chemical Co., Ltd.	15,000	90
Sumitomo Corp.	11,700	136
Sumitomo Electric Industries Ltd.	16,600	257
Sumitomo Metal Mining Co., Ltd.	6,000	91
Sumitomo Mitsui Financial Group, Inc.	13,000	580
Sumitomo Mitsui Trust Holdings, Inc.	30,000	137
Sumitomo Realty & Development Co., Ltd.	6,000	210

Suzuki Motor Corp.	4,200	142
T&D Holdings, Inc.	5,800	86
Takeda Pharmaceutical Co., Ltd.	7,400	357
TDK Corp.	1,000	77
Terumo Corp.	4,600	110
Tobu Railway Co., Ltd.	23,000	99
Tohoku Electric Power Co., Inc.	4,600	62
Tokio Marine Holdings, Inc.	4,900	204
Tokyo Electric Power Co., Inc. (f)	9,500	52
Tokyo Electron Ltd.	1,500	95
Tokyo Gas Co., Ltd.	26,000	138
Tokyu Corp.	12,000	80
Toppan Printing Co., Ltd.	8,000	67
Toray Industries, Inc.	19,000	161
Toshiba Corp.	42,000	144
Toyota Industries Corp.	2,500	143
Toyota Motor Corp.	27,300	1,830
Trend Micro, Inc.	1,200	41
Unicharm Corp.	5,400	128
West Japan Railway Co.	2,300	147
Yahoo! Japan Corp.	19,100	77
Yamada Denki Co., Ltd.	9,500	38
Yamato Holdings Co., Ltd.	6,600	128
		24,429
Kazakhstan (0.0%)
KAZ Minerals PLC (f)	2,888	9

Luxembourg (0.0%)
Altice SA (f)	168	23

Mexico (0.0%)
Fresnillo PLC	977	11

Netherlands (0.9%)
Akzo Nobel N.V.	4,709	343
ArcelorMittal	13,569	132
ASML Holding N.V.	2,721	281
Boskalis Westminster N.V.	287	14
CNH Industrial N.V.	8,283	75
Fiat Chrysler Automobiles N.V. (f)	11,020	161
Fugro N.V. CVA (f)	657	14
Heineken N.V.	3,516	267
ING Groep N.V. CVA	49,288	814
Koninklijke Ahold N.V.	11,575	217
Koninklijke DSM N.V.	3,500	203
Koninklijke KPN N.V.	9,849	38
Koninklijke Philips N.V.	12,910	328
Koninklijke Vopak N.V.	1,006	51
OCI N.V. (f)	396	11
PostNL N.V. (f)	4,654	21
Randstad Holding N.V.	1,207	79
TNT Express N.V.	4,151	35
Unilever N.V. CVA	14,384	599
		3,683
Norway (0.3%)
Akastor ASA (f)	1,833	3
Aker Solutions ASA	1,833	10
DNB ASA	13,858	231

Gjensidige Forsikring ASA	1,321	21
Kvaerner ASA	1,677	1
Norsk Hydro ASA	16,282	69
Orkla ASA	10,248	81
REC Silicon ASA (f)	6,482	1
Seadrill Ltd.	328	4
Statoil ASA	13,168	235
Subsea 7 SA (f)	3,127	31
Telenor ASA	19,391	425
Yara International ASA	2,584	135
		1,247
Poland (0.0%)
Jeronimo Martins SGPS SA	3,072	39

Portugal (0.0%)
Banco Comercial Portugues SA (f)	776,382	67
Banco Espirito Santo SA (Registered) (f)(h)	192,146	1
EDP - Energias de Portugal SA	7,631	29
Galp Energia SGPS SA	2,866	34
Pharol SGPS SA (Registered) (f)	11,841	5
		136
South Africa (0.1%)
Mota-Engil Africa N.V.	182	1
SABMiller PLC	10,797	561
		562
Spain (2.2%)
Abertis Infraestructuras SA	13,191	216
ACS Actividades de Construccion y Servicios SA	4,057	130
Amadeus IT Holding SA, Class A	5,769	230
Banco Bilbao Vizcaya Argentaria SA	136,768	1,341
Banco de Sabadell SA	115,246	278
Banco Popular Espanol SA	45,031	218
Banco Santander SA	253,639	1,771
Bankia SA (f)	199,930	254
Bankinter SA	15,255	113
CaixaBank SA	133,094	617
Distribuidora Internacional de Alimentacion SA	18,498	141
Enagas SA	5,457	148
Ferrovial SA	7,615	165
Gas Natural SDG SA	7,832	178
Grifols SA	2,531	102
Grifols SA, Class B	126	4
Iberdrola SA	108,369	730
Inditex SA	29,623	963
International Consolidated Airlines Group SA (f)	13,928	108
Red Electrica Corp., SA	3,217	258
Repsol SA	16,546	291
Telefonica SA	75,772	1,077
		9,333
Sweden (1.0%)
Alfa Laval AB	969	17
Assa Abloy AB, Class B	9,837	185
Atlas Copco AB, Class A	11,032	309
Atlas Copco AB, Class B	7,938	198
Electrolux AB, Class B	2,950	92

Hennes & Mauritz AB, Class B	11,440	441
Husqvarna AB, Class B	5,449	41
ICA Gruppen AB	287	10
Investor AB, Class B	11,790	439
Millicom International Cellular SA SDR	1,558	115
Modern Times Group MTG AB, Class B	443	12
Nordea Bank AB	29,640	370
Sandvik AB	17,262	191
Skandinaviska Enskilda Banken AB, Class A	16,202	207
Skanska AB, Class B	4,701	95
SKF AB, Class B	7,158	163
Svenska Cellulosa AB SCA, Class B	8,585	218
Svenska Handelsbanken AB, Class A	17,788	260
Swedbank AB, Class A	5,526	129
Swedish Match AB	4,201	119
Tele2 AB, Class B	1,201	14
Telefonaktiebolaget LM Ericsson, Class B	25,830	268
TeliaSonera AB	39,398	232
Volvo AB, Class B	10,866	135
		4,260
Switzerland (3.2%)
ABB Ltd. (Registered) (f)	40,382	846
Actelion Ltd. (Registered) (f)	1,056	155
Adecco SA (Registered) (f)	1,374	112
Cie Financiere Richemont SA (Registered)	5,932	483
Coca-Cola HBC AG (f)	667	14
Credit Suisse Group AG (Registered) (f)	18,037	496
EMS-Chemie Holding AG (Registered)	27	11
Geberit AG (Registered)	894	298
Givaudan SA (Registered) (f)	126	218
Holcim Ltd. (Registered) (f)	928	69
Julius Baer Group Ltd. (f)	2,541	143
Kuehne & Nagel International AG (Registered)	937	124
Lonza Group AG (Registered) (f)	523	70
Nestle SA (Registered)	38,089	2,750
Novartis AG (Registered)	25,988	2,561
Roche Holding AG (Genusschein)	7,098	1,989
SGS SA (Registered)	60	109
Sonova Holding AG (Registered)	957	129
Swatch Group AG (The)	749	185
Swiss Re AG	1,595	141
Swisscom AG (Registered)	772	433
Syngenta AG (Registered)	1,091	443
Transocean Ltd.	3,245	52
UBS Group AG (Registered) (f)	34,374	729
Zurich Insurance Group AG (f)	2,705	823
		13,383
United Arab Emirates (0.0%)
Orascom Construction Ltd. (f)	70	1

United Kingdom (6.8%)
3i Group PLC	17,668	143
Aberdeen Asset Management PLC	2,225	14
Admiral Group PLC	4,406	96
Aggreko PLC	3,086	70
Amec Foster Wheeler PLC	3,969	51
Anglo American PLC	13,999	202
ARM Holdings PLC	16,197	264

Ashtead Group PLC	1,106	19
Associated British Foods PLC	1,859	84
AstraZeneca PLC	17,806	1,124
Aviva PLC	38,565	298
Babcock International Group PLC	5,420	92
BAE Systems PLC	53,127	377
Barclays PLC	180,982	741
BG Group PLC	32,584	542
BHP Billiton PLC	23,119	454
BP PLC	189,666	1,252
British American Tobacco PLC	19,566	1,050
British Land Co., PLC REIT	12,968	162
BT Group PLC	112,876	798
Bunzl PLC	1,106	30
Burberry Group PLC	5,056	125
Cairn Energy PLC (f)	6,451	17
Capita PLC	7,214	140
Centrica PLC	60,542	251
Compass Group PLC	21,044	348
Croda International PLC	573	25
Diageo PLC	24,702	715
Direct Line Insurance Group PLC	2,327	12
Dixons Carphone PLC	1,734	12
Experian PLC	12,555	229
G4S PLC	17,852	75
GKN PLC	2,880	15
GlaxoSmithKline PLC	64,286	1,336
Glencore PLC (f)	78,200	314
Hargreaves Lansdown PLC	1,201	22
HSBC Holdings PLC	181,141	1,623
Imperial Tobacco Group PLC	10,308	497
Indivior PLC (f)	6,915	24
Inmarsat PLC	5,335	77
Intertek Group PLC	2,134	82
Investec PLC	9,538	86
ITV PLC	37,513	155
J Sainsbury PLC	3,959	17
Johnson Matthey PLC	2,990	143
Kingfisher PLC	2,102	12
Land Securities Group PLC REIT	13,570	257
Legal & General Group PLC	75,044	294
Lloyds Banking Group PLC	452,285	606
London Stock Exchange Group PLC	887	33
Lonmin PLC (f)	2,795	5
Man Group PLC	15,236	38
Marks & Spencer Group PLC	12,157	102
Melrose Industries PLC	4,188	16
National Grid PLC	40,832	524
Next PLC	2,221	260
Old Mutual PLC	85,946	272
Pearson PLC	13,585	257
Petrofac Ltd.	3,181	46
Prudential PLC	35,392	852
Randgold Resources Ltd.	1,101	74
Reckitt Benckiser Group PLC	6,915	596
Reed Elsevier PLC	5,416	88
Rio Tinto PLC	15,036	618
Rolls-Royce Holdings PLC (f)	36,136	494
Royal Bank of Scotland Group PLC (f)	25,235	139
Royal Dutch Shell PLC, Class A	35,881	1,007
Royal Dutch Shell PLC, Class B	27,048	768

RSA Insurance Group PLC	18,319	114
Schroders PLC	601	30
Serco Group PLC	11,756	22
Severn Trent PLC	1,447	47
Shire PLC	6,037	483
Signet Jewelers Ltd.	1,600	205
Sky PLC	10,576	172
Smith & Nephew PLC	10,250	173
Smiths Group PLC	8,017	142
Sports Direct International PLC (f)	997	11
SSE PLC	19,088	461
Standard Chartered PLC	24,522	393
Standard Life PLC	18,844	132
Tesco PLC	87,362	292
Travis Perkins PLC	1,024	34
Tullow Oil PLC	8,851	47
Unilever PLC	13,299	571
United Utilities Group PLC	2,307	32
Vedanta Resources PLC	1,623	13
Verizon Communications, Inc.	30,350	1,416
Vodafone Group PLC	360,391	1,302
Weir Group PLC (The)	573	15
WM Morrison Supermarkets PLC	26,975	77
Wolseley PLC	3,990	255
WPP PLC	30,572	685
		28,685
United States (29.0%)
3M Co.	1,991	307
AAON, Inc.	500	11
Aaron’s, Inc.	600	22
Abaxis, Inc.	400	21
Abbott Laboratories	6,112	300
AbbVie, Inc.	6,112	411
Abercrombie & Fitch Co., Class A	249	5
Accenture PLC, Class A	3,825	370
ACCO Brands Corp. (f)	104	1
Actuant Corp., Class A	900	21
Acuity Brands, Inc.	100	18
Adobe Systems, Inc. (f)	3,963	321
ADT Corp. (The)	404	14
Advance Auto Parts, Inc.	349	56
Advanced Micro Devices, Inc. (f)	2,880	7
AES Corp.	793	11
Aetna, Inc.	2,746	350
Aflac, Inc.	8,201	510
Agilent Technologies, Inc.	2,179	84
Air Products & Chemicals, Inc.	277	38
Airgas, Inc.	294	31
Akamai Technologies, Inc. (f)	1,312	92
Alcoa, Inc.	3,980	44
Alexander & Baldwin, Inc.	500	20
Alexion Pharmaceuticals, Inc. (f)	1,301	235
Allegheny Technologies, Inc.	535	16
Allegion PLC	542	33
Allergan PLC (f)	989	300
Allstate Corp. (The)	643	42
Alpha Natural Resources, Inc. (f)	984	—	@
Altera Corp.	4,541	233
Altria Group, Inc.	9,846	482

Amazon.com, Inc. (f)	1,570	682
AMC Networks, Inc., Class A (f)	21	2
Ameren Corp.	2,392	90
American Electric Power Co., Inc.	4,394	233
American Express Co.	3,791	295
American Tower Corp. REIT	3,760	351
American Vanguard Corp.	400	6
Ameriprise Financial, Inc.	2,379	297
AmerisourceBergen Corp.	3,671	390
AMETEK, Inc.	1,316	72
Amgen, Inc.	5,917	908
Amphenol Corp., Class A	312	18
Anadarko Petroleum Corp.	3,141	245
Analog Devices, Inc.	3,957	254
Analogic Corp.	200	16
Annaly Capital Management, Inc. REIT	2,258	21
Anthem, Inc.	1,787	293
Aon PLC	200	20
Apache Corp.	2,774	160
Apollo Education Group, Inc., Class A (f)	636	8
Apple, Inc.	54,863	6,881
Applied Materials, Inc.	7,649	147
ArcBest Corp.	600	19
Arch Coal, Inc. (f)	978	—	@
Archer-Daniels-Midland Co.	3,243	156
AT&T, Inc.	30,751	1,092
Automatic Data Processing, Inc.	1,770	142
AutoZone, Inc. (f)	257	171
Avago Technologies Ltd.	1,565	208
AvalonBay Communities, Inc. REIT	1,467	235
Avery Dennison Corp.	1,548	94
Avon Products, Inc.	4,575	29
Baker Hughes, Inc.	3,795	234
Balchem Corp.	300	17
Ball Corp.	1,099	77
Bank of America Corp.	90,510	1,540
Bank of New York Mellon Corp. (The)	11,084	465
Baxter International, Inc.	4,320	302
BB&T Corp.	6,360	256
Becton Dickinson and Co.	2,022	286
Bed Bath & Beyond, Inc. (f)	4,380	302
Belden, Inc.	200	16
Berkshire Hathaway, Inc., Class B (f)	754	103
Best Buy Co., Inc.	7,346	240
Biogen, Inc. (f)	1,524	616
Blackhawk Network Holdings, Inc. (f)	53	2
BlackRock, Inc.	987	341
Bloomin’ Brands, Inc.	2,100	45
Boeing Co. (The)	3,519	488
Boston Properties, Inc. REIT	1,316	159
Boston Scientific Corp. (f)	11,397	202
Bristol-Myers Squibb Co.	8,539	568
Broadcom Corp., Class A	5,852	301
Brookfield Property Partners LP	2,480	55
Brown-Forman Corp., Class B	31	3
Bunge Ltd.	646	57
C.H. Robinson Worldwide, Inc.	1,227	77
CA, Inc.	1,975	58
Cablevision Systems Corp.	2,912	70
Cabot Oil & Gas Corp.	600	19
California Resources Corp.	5,526	33

Callaway Golf Co.	1,400	13
Cameron International Corp. (f)	1,723	90
Campbell Soup Co.	222	11
Cantel Medical Corp.	400	21
Capital One Financial Corp.	3,777	332
Cardinal Health, Inc.	3,321	278
CarMax, Inc. (f)	777	51
Carnival Corp.	2,209	109
Carter’s, Inc.	900	96
Cash America International, Inc.	500	13
Catamaran Corp. (f)	200	12
Caterpillar, Inc.	4,687	398
CBRE Group, Inc., Class A (f)	5,889	218
CBS Corp., Class B	6,101	339
CDK Global, Inc.	590	32
Celadon Group, Inc.	900	19
Celanese Corp. Series A	220	16
Celgene Corp. (f)	5,522	639
CenterPoint Energy, Inc.	4,776	91
CenturyLink, Inc.	3,810	112
Cerner Corp. (f)	2,212	153
CF Industries Holdings, Inc.	3,280	211
Charles Schwab Corp. (The)	7,433	243
Chemed Corp.	200	26
Chesapeake Energy Corp.	4,434	50
Chevron Corp.	9,865	952
Chipotle Mexican Grill, Inc. (f)	223	135
Chubb Corp. (The)	284	27
Cigna Corp.	2,366	383
Cimarex Energy Co.	200	22
Cintas Corp.	1,294	109
CIRCOR International, Inc.	300	16
Cisco Systems, Inc.	44,042	1,209
CIT Group, Inc.	1,755	82
Citigroup, Inc.	15,952	881
Citrix Systems, Inc. (f)	1,779	125
Cliffs Natural Resources, Inc.	777	3
Clorox Co. (The)	1,259	131
CME Group, Inc.	211	20
Coach, Inc.	1,453	50
Coca-Cola Co.	29,991	1,177
Coca-Cola Enterprises, Inc.	1,705	74
Cognizant Technology Solutions Corp., Class A (f)	5,518	337
Colgate-Palmolive Co.	8,894	582
Comcast Corp., Class A	12,874	774
Comcast Corp. Special Class A	3,675	220
Comerica, Inc.	222	11
ConAgra Foods, Inc.	3,063	134
Concho Resources, Inc. (f)	680	77
ConocoPhillips	7,365	452
CONSOL Energy, Inc.	1,769	38
Consolidated Edison, Inc.	2,186	127
Constellation Brands, Inc., Class A	233	27
Cooper Cos., Inc. (The)	100	18
Corning, Inc.	4,684	92
Costco Wholesale Corp.	5,851	790
CR Bard, Inc.	751	128
Crimson Wine Group Ltd. (f)	181	2
Crown Castle International Corp. REIT	2,796	225
Crown Holdings, Inc. (f)	600	32
CST Brands, Inc.	719	28

CSX Corp.	6,508	212
Cubic Corp.	400	19
Cummins, Inc.	1,721	226
Curtiss-Wright Corp.	300	22
CVS Health Corp.	1,481	155
Danaher Corp.	3,889	333
Darden Restaurants, Inc.	2,724	194
DaVita HealthCare Partners, Inc. (f)	1,292	103
Deere & Co.	2,818	273
Deltic Timber Corp.	100	7
Denbury Resources, Inc.	734	5
DENTSPLY International, Inc.	400	21
Devon Energy Corp.	2,222	132
DeVry Education Group, Inc.	21	1
Diamond Offshore Drilling, Inc.	43	1
DIRECTV, Class A (f)	7,792	723
Discover Financial Services	3,469	200
Discovery Communications, Inc., Class A (f)	1,542	51
Discovery Communications, Inc., Class C (f)	4,048	126
Dollar General Corp.	5,186	403
Dollar Tree, Inc. (f)	4,180	330
Dominion Resources, Inc.	5,823	389
Dover Corp.	226	16
Dow Chemical Co. (The)	2,080	106
Dr. Pepper Snapple Group, Inc.	911	66
DTE Energy Co.	1,490	111
Duke Energy Corp.	4,662	329
Dun & Bradstreet Corp. (The)	726	89
Eagle Materials, Inc.	300	23
Eastman Chemical Co.	282	23
Eaton Corp., PLC	2,248	152
eBay, Inc. (f)	7,767	468
Ecolab, Inc.	1,468	166
Edison International	3,827	213
Edwards Lifesciences Corp. (f)	221	31
EI du Pont de Nemours & Co.	1,572	101
Eli Lilly & Co.	4,733	395
EMC Corp.	17,097	451
EMCOR Group, Inc.	400	19
Emerson Electric Co.	4,765	264
Encore Wire Corp.	200	9
Energen Corp.	300	21
Engility Holdings, Inc.	18	—	@
Ensign Group, Inc. (The)	400	20
Entergy Corp.	1,290	91
EOG Resources, Inc.	4,252	372
EQT Corp.	1,059	86
Equifax, Inc.	1,461	142
Equity Residential REIT	2,833	199
Estee Lauder Cos., Inc. (The), Class A	2,959	256
Exelon Corp.	7,330	230
Expedia, Inc.	432	47
Expeditors International of Washington, Inc.	656	30
Express Scripts Holding Co. (f)	6,526	580
Exxon Mobil Corp.	24,186	2,012
Fair Isaac Corp.	200	18
Family Dollar Stores, Inc.	2,197	173
Fastenal Co.	1,771	75
FedEx Corp.	1,714	292
Fidelity National Information Services, Inc.	111	7
Fifth Third Bancorp	8,871	185

Financial Engines, Inc.	500	21
First Solar, Inc. (f)	295	14
FirstEnergy Corp.	3,256	106
Fiserv, Inc. (f)	1,436	119
Flowserve Corp.	900	47
Fluor Corp.	726	38
FMC Corp.	882	46
FMC Technologies, Inc. (f)	2,371	98
Ford Motor Co.	9,829	148
Franklin Resources, Inc.	3,508	172
Freeport-McMoRan, Inc.	2,760	51
Frontier Communications Corp.	9,547	47
G-III Apparel Group Ltd. (f)	800	56
GameStop Corp., Class A	536	23
Gannett Co., Inc. (f)	117	2
Gap, Inc. (The)	8,496	324
General Dynamics Corp.	1,241	176
General Electric Co.	21,678	576
General Growth Properties, Inc. REIT	1,246	32
General Mills, Inc.	4,974	277
Genuine Parts Co.	111	10
Gilead Sciences, Inc.	9,180	1,075
Global Payments, Inc.	200	21
Goldman Sachs Group, Inc. (The)	4,552	950
Goodyear Tire & Rubber Co. (The)	700	21
Google, Inc., Class A (f)	1,783	963
Google, Inc., Class C (f)	1,787	930
H&R Block, Inc.	8,137	241
Halliburton Co.	6,838	295
Halyard Health, Inc. (f)	455	18
Hanesbrands, Inc.	6,700	223
Harman International Industries, Inc.	43	5
Harris Corp.	23	2
Hartford Financial Services Group, Inc. (The)	228	9
Hasbro, Inc.	176	13
HCP, Inc. REIT	1,686	62
Health Care REIT, Inc.	717	47
Heartland Express, Inc.	1,000	20
Heartland Payment Systems, Inc.	400	22
Helmerich & Payne, Inc.	880	62
Henry Schein, Inc. (f)	680	97
Hershey Co. (The)	648	58
Hess Corp.	1,339	90
Hewlett-Packard Co.	11,406	342
Hologic, Inc. (f)	1,396	53
Home Depot, Inc.	1,231	137
Honeywell International, Inc.	5,030	513
Hospira, Inc. (f)	1,494	133
Host Hotels & Resorts, Inc. REIT	8,371	166
Hudson City Bancorp, Inc.	222	2
Humana, Inc.	804	154
Huntington Bancshares, Inc.	800	9
Huntington Ingalls Industries, Inc.	59	7
IHS, Inc., Class A (f)	672	86
Illinois Tool Works, Inc.	2,374	218
Illumina, Inc. (f)	642	140
IMI PLC	601	11
Ingersoll-Rand PLC	1,027	69
Intel Corp.	18,976	577
Intercontinental Exchange, Inc.	678	152
Interface, Inc.	900	23

International Business Machines Corp.	7,771	1,264
International Flavors & Fragrances, Inc.	253	28
International Game Technology PLC (f)	519	9
International Paper Co.	730	35
International Speedway Corp., Class A	300	11
Interpublic Group of Cos., Inc. (The)	5,001	96
Intuit, Inc.	3,122	315
Intuitive Surgical, Inc. (f)	635	308
Invacare Corp.	500	11
Invesco Ltd.	3,781	142
Iron Mountain, Inc. REIT	2,578	80
ITT Corp.	219	9
Jabil Circuit, Inc.	222	5
Jacobs Engineering Group, Inc. (f)	851	35
Janus Capital Group, Inc.	111	2
JB Hunt Transport Services, Inc.	228	19
JC Penney Co., Inc. (f)	222	2
JM Smucker Co. (The)	779	84
Johnson & Johnson	14,548	1,418
Johnson Controls, Inc.	2,148	106
Jones Lang LaSalle, Inc.	100	17
Joy Global, Inc.	241	9
JPMorgan Chase & Co.	39,877	2,702
Juniper Networks, Inc.	5,831	151
KB Home	1,400	23
KBR, Inc.	1,102	21
Kellogg Co.	2,040	128
KeyCorp	11,115	167
Keysight Technologies, Inc. (f)	1,089	34
Kimberly-Clark Corp.	3,747	397
Kimco Realty Corp. REIT	2,319	52
KLA-Tencor Corp.	889	50
Knowles Corp. (f)	113	2
Kohl’s Corp.	5,049	316
Kraft Foods Group, Inc.	2,845	242
Kroger Co. (The)	6,575	477
L Brands, Inc.	7,031	603
L-3 Communications Holdings, Inc.	111	13
Laboratory Corp. of America Holdings (f)	649	79
Lam Research Corp.	742	60
Landstar System, Inc.	300	20
Las Vegas Sands Corp.	2,035	107
Legg Mason, Inc.	1,764	91
Lennar Corp., Class A	400	20
Leucadia National Corp.	2,212	54
Lexmark International, Inc., Class A	111	5
Li & Fung Ltd. (g)	40,000	32
Liberty Global PLC, Class A (f)	2,141	116
Liberty Global PLC Series C (f)	5,809	294
Liberty Property Trust REIT	529	17
Lincoln National Corp.	4,600	272
Linear Technology Corp.	1,699	75
Lithia Motors, Inc., Class A	200	23
Lockheed Martin Corp.	883	164
Loews Corp.	1,086	42
Lowe’s Cos., Inc.	6,273	420
LyondellBasell Industries N.V., Class A	854	88
M&T Bank Corp.	1,032	129
Macerich Co. (The) REIT	287	21
Macy’s, Inc.	5,873	396
Mallinckrodt PLC (f)	224	26

Manpowergroup, Inc.	1,329	119
Marathon Oil Corp.	3,805	101
Marathon Petroleum Corp.	4,006	210
Marriott International, Inc., Class A	6,325	471
Marriott Vacations Worldwide Corp.	194	18
Marsh & McLennan Cos., Inc.	686	39
Marvell Technology Group Ltd.	2,949	39
Mastercard, Inc., Class A	9,990	934
Mattel, Inc.	1,565	40
Maxim Integrated Products, Inc.	1,570	54
MAXIMUS, Inc.	300	20
McDonald’s Corp.	5,282	502
McGraw Hill Financial, Inc.	3,315	333
McKesson Corp.	1,841	414
Mead Johnson Nutrition Co.	1,533	138
MeadWestvaco Corp.	232	11
Medtronic PLC	9,342	692
Men’s Wearhouse, Inc. (The)	800	51
Merck & Co., Inc.	15,239	868
Methode Electronics, Inc.	400	11
MetLife, Inc.	20,970	1,174
MGM Resorts International (f)	2,334	43
Microchip Technology, Inc.	803	38
Micron Technology, Inc. (f)	5,496	104
Microsoft Corp.	39,320	1,736
Minerals Technologies, Inc.	300	20
Molson Coors Brewing Co., Class B	1,287	90
Mondelez International, Inc., Class A	8,338	343
Monsanto Co.	2,786	297
Moody’s Corp.	1,255	136
Mosaic Co. (The)	1,508	71
Motorola Solutions, Inc.	1,299	74
Murphy Oil Corp.	914	38
Murphy USA, Inc. (f)	228	13
Mylan N.V. (f)	1,701	115
NASDAQ OMX Group, Inc. (The)	2,792	136
National Oilwell Varco, Inc.	3,989	193
Navient Corp.	5,330	97
NetApp, Inc.	3,516	111
Netflix, Inc. (f)	225	148
New York Community Bancorp, Inc.	4,471	82
Newfield Exploration Co. (f)	736	27
Newmont Mining Corp.	3,581	84
News Corp., Class A (f)	3,791	55
News Corp., Class B (f)	725	10
NextEra Energy, Inc.	3,087	303
NII Holdings, Inc. (f)	1,686	—
NIKE, Inc., Class B	3,126	338
NiSource, Inc.	64	3
Noble Corp., PLC	871	13
Noble Energy, Inc.	2,900	124
Nordstrom, Inc.	3,410	254
Norfolk Southern Corp.	3,830	335
Northern Trust Corp.	33	3
Northrop Grumman Corp.	839	133
NOW, Inc. (f)	847	17
Nucor Corp.	866	38
NVIDIA Corp.	3,556	72
O’Reilly Automotive, Inc. (f)	1,033	233
Occidental Petroleum Corp.	7,317	569
Olympic Steel, Inc.	500	9

Omnicom Group, Inc.	1,961	136
ONE Gas, Inc.	642	27
ONEOK, Inc.	2,770	109
Oracle Corp.	24,511	988
Owens-Illinois, Inc. (f)	262	6
PACCAR, Inc.	2,826	180
Pall Corp.	635	79
Paragon Offshore PLC	323	—	@
Patterson Cos., Inc.	176	9
Paychex, Inc.	1,753	82
Peabody Energy Corp.	9,023	20
Pentair PLC	189	13
People’s United Financial, Inc.	567	9
Pepco Holdings, Inc.	94	3
PepsiCo, Inc.	7,337	685
PerkinElmer, Inc.	400	21
Perrigo Co., PLC	321	59
Pfizer, Inc.	30,729	1,030
PG&E Corp.	3,537	174
Philip Morris International, Inc.	8,370	671
Phillips 66	3,793	306
Pioneer Natural Resources Co.	1,122	156
Pitney Bowes, Inc.	2,781	58
Plum Creek Timber Co., Inc. REIT	758	31
PNC Financial Services Group, Inc. (The)	4,269	408
PPG Industries, Inc.	444	51
PPL Corp.	4,362	129
Praxair, Inc.	1,529	183
Precision Castparts Corp.	1,093	218
Priceline Group, Inc. (The) (f)	258	297
Principal Financial Group, Inc.	5,000	256
PrivateBancorp, Inc.	500	20
Procter & Gamble Co. (The)	20,928	1,637
Progressive Corp. (The)	259	7
ProLogis, Inc. REIT	4,009	149
Prudential Financial, Inc.	8,400	735
Public Service Enterprise Group, Inc.	4,394	173
Public Storage REIT	2,766	510
PVH Corp.	200	23
QEP Resources, Inc.	2,363	44
QUALCOMM, Inc.	12,926	810
Quest Diagnostics, Inc.	970	70
Ralph Lauren Corp.	47	6
Range Resources Corp.	1,697	84
Rayonier Advanced Materials, Inc.	175	3
Rayonier, Inc. REIT	525	13
Raytheon Co.	974	93
Regency Centers Corp. REIT	251	15
Regions Financial Corp.	14,979	155
Republic Services, Inc.	3,058	120
Reynolds American, Inc.	3,637	272
Robert Half International, Inc.	1,760	98
Rockwell Automation, Inc.	1,462	182
Rockwell Collins, Inc.	832	77
Roper Industries, Inc.	356	61
Ross Stores, Inc.	9,800	476
Rouse Properties, Inc. REIT	71	1
Royal Caribbean Cruises Ltd.	1,578	124
RR Donnelley & Sons Co.	2,904	51
Ryland Group, Inc. (The)	500	23
Salesforce.com, Inc. (f)	4,496	313

SanDisk Corp.	2,918	170
Schlumberger Ltd.	11,025	950
Scripps Networks Interactive, Inc., Class A	781	51
Sealed Air Corp.	287	15
Sempra Energy	2,203	218
Seventy Seven Energy, Inc. (f)	295	1
Sherwin-Williams Co. (The)	61	17
Sigma-Aldrich Corp.	366	51
Simon Property Group, Inc. REIT	4,828	835
Skyworks Solutions, Inc.	200	21
SLM Corp. (f)	5,330	53
SM Energy Co.	400	18
Sonic Automotive, Inc., Class A	800	19
Southern Co. (The)	6,830	286
Southwest Airlines Co.	1,178	39
Southwestern Energy Co. (f)	3,562	81
Spectra Energy Corp.	4,622	151
Sprint Corp. (f)	23,734	108
St. Jude Medical, Inc.	3,126	228
Standex International Corp.	100	8
Stanley Black & Decker, Inc.	258	27
Staples, Inc.	5,838	89
Starbucks Corp.	9,604	515
Starwood Hotels & Resorts Worldwide, Inc.	784	64
State Street Corp.	2,968	229
Stericycle, Inc. (f)	717	96
Steven Madden Ltd. (f)	1,000	43
Stewart Information Services Corp.	200	8
Stryker Corp.	2,747	263
SunTrust Banks, Inc.	5,117	220
Symantec Corp.	6,562	153
SYNNEX Corp.	200	15
Sysco Corp.	7,022	254
T-Mobile US, Inc. (f)	116	5
T. Rowe Price Group, Inc.	3,131	243
Talen Energy Corp. (f)	544	9
Talmer Bancorp, Inc., Class A	800	13
Target Corp.	13,088	1,068
TE Connectivity Ltd.	2,800	180
TEGNA, Inc.	233	7
Tenaris SA	4,172	56
Tenet Healthcare Corp. (f)	131	8
Texas Instruments, Inc.	11,405	587
Textron, Inc.	2,222	99
Thermo Fisher Scientific, Inc.	3,004	390
Tiffany & Co.	261	24
Time Warner Cable, Inc.	3,149	561
Time Warner, Inc.	6,509	569
Time, Inc.	751	17
Titan International, Inc.	1,000	11
TJX Cos., Inc. (The)	15,840	1,048
Torchmark Corp.	2,300	134
Towers Watson & Co., Class A	200	25
Tractor Supply Co.	200	18
Travelers Cos., Inc. (The)	628	61
TripAdvisor, Inc. (f)	232	20
Triumph Group, Inc.	300	20
Twenty-First Century Fox, Inc., Class A	15,165	494
Twenty-First Century Fox, Inc., Class B	3,302	106
Tyco International PLC	1,309	50
Tyson Foods, Inc., Class A	2,358	101

Ultra Petroleum Corp. (f)	1,210	15
UniFirst Corp.	200	22
Union Pacific Corp.	4,270	407
United Parcel Service, Inc., Class B	3,720	361
United States Steel Corp.	541	11
United Technologies Corp.	2,773	308
UnitedHealth Group, Inc.	5,012	611
Universal Health Services, Inc., Class B	200	28
Unum Group	4,500	161
Urban Edge Properties REIT	154	3
Urban Outfitters, Inc. (f)	2,386	84
US Bancorp	14,873	646
Valero Energy Corp.	3,771	236
Varian Medical Systems, Inc. (f)	827	70
Vectrus, Inc. (f)	12	—	@
Ventas, Inc. REIT	647	40
Verisk Analytics, Inc., Class A (f)	1,688	123
Veritiv Corp. (f)	15	1
Vertex Pharmaceuticals, Inc. (f)	642	79
VF Corp.	2,412	168
Viacom, Inc., Class B	3,763	243
Visa, Inc., Class A	12,728	855
Vornado Realty Trust REIT	209	20
Vulcan Materials Co.	200	17
Wabtec Corp.	200	19
Wal-Mart Stores, Inc.	21,361	1,515
Walgreens Boots Alliance, Inc.	10,358	875
Walt Disney Co. (The)	10,374	1,184
Waste Management, Inc.	3,829	177
Waters Corp. (f)	221	28
Weatherford International PLC (f)	4,676	57
WEC Energy Group, Inc.	3,070	138
Wells Fargo & Co.	41,127	2,313
Werner Enterprises, Inc.	700	18
Western Union Co. (The)	5,969	121
Weyerhaeuser Co. REIT	2,179	69
Whole Foods Market, Inc.	4,346	171
Williams Cos., Inc. (The)	7,831	449
Williams-Sonoma, Inc.	1,600	132
Woodward, Inc.	400	22
World Fuel Services Corp.	400	19
WP GLIMCHER, Inc. REIT	2,364	32
WPX Energy, Inc. (f)	3,705	46
WW Grainger, Inc.	688	163
Wyndham Worldwide Corp.	208	17
Wynn Resorts Ltd.	740	73
Xcel Energy, Inc.	4,316	139
Xerox Corp.	5,856	62
Xilinx, Inc.	1,708	75
Xylem, Inc.	1,738	64
Yahoo!, Inc. (f)	6,499	255
Yum! Brands, Inc.	3,489	314
Zimmer Biomet Holdings, Inc.	1,737	190
Zions Bancorporation	922	29
Zoetis, Inc.	10,064	485
		122,526
Total Common Stocks (Cost $213,382)		261,341

Investment Companies (0.1%)
United States (0.1%)
iShares MSCI Emerging Markets Index Fund	8,000	317
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (i)	4,908	114
Total Investment Companies (Cost $499)		431

	No. of Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (f)	577	1
Safeway PDC, LLC CVR (f)	577	—	@
Total Rights (Cost $1)		1

No. of Warrants
Warrants (0.0%)
France (0.0%)
Peugeot SA, expires 4/29/17 (f) (Cost $2)	1,221	6

	Shares	Value (000)
Short-Term Investments (5.5%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j) (Cost $17,870)	17,869,573	17,870

	Face Amount (000)	Value (000)
U.S. Treasury Security (1.3%)
U.S. Treasury Bill,
0.09%, 12/10/15 (k)(l) (Cost $5,685)	$5,687	5,686
Total Short-Term Investments (Cost $23,555)		23,556
Total Investments (101.1%) (Cost $383,063) (m)+		427,096
Liabilities in Excess of Other Assets (-1.1%)		(4,541)
Net Assets (100.0%)		$422,555

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2015.

(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.
(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)	Security has been deemed illiquid at June 30, 2015.

(i)

For the nine months ended June 30, 2015, the cost of purchases in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $6,000. For the nine months ended June 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio.

(j)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2015, advisory fees paid were reduced by approximately $39,000 relating to the Portfolio’s investment in the Liquidity Funds.

(k)	Rate shown is the yield to maturity at June 30, 2015.
(l)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(m)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
+

At June 30, 2015, the U.S. Federal income tax cost basis of investments was approximately $383,063,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $44,033,000 of which approximately $62,552,000 related to appreciated securities and approximately $18,519,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
IO	Interest Only.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)			Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Unrealized Appreciation (Depreciation) (000)
Citibank NA	MXN	1,660		$106		7/3/15	USD	107		$107		$1
Citibank NA	USD	4,581		4,581		7/3/15	EUR	4,190		4,671		90
Deutsche Bank AG	CAD	1,226		982		7/3/15	USD	982		982		— @
Deutsche Bank AG	ZAR	5		—	@	7/3/15	USD	—	@	—	@	(— )@
HSBC Bank PLC	NZD	5,256		3,561		7/3/15	USD	3,748		3,748		187
HSBC Bank PLC	THB	10,500		311		7/3/15	USD	310		310		(1)
HSBC Bank PLC	USD	977		977		7/3/15	CAD	1,226		982		5
JPMorgan Chase Bank NA	EUR	46		51		7/3/15	USD	51		51		(— )@
JPMorgan Chase Bank NA	NZD	1,311		889		7/3/15	USD	921		921		32
JPMorgan Chase Bank NA	PLN	3,173		844		7/3/15	USD	855		855		11
JPMorgan Chase Bank NA	USD	173		173		7/3/15	EUR	156		174		1
JPMorgan Chase Bank NA	USD	240		240		7/3/15	JPY	30,000		245		5
JPMorgan Chase Bank NA	USD	187		187		7/3/15	NOK	1,450		185		(2)
JPMorgan Chase Bank NA	USD	302		302		7/3/15	NZD	436		296		(6)
JPMorgan Chase Bank NA	USD	311		311		7/3/15	THB	10,500		311		— @
JPMorgan Chase Bank NA	USD	—	@	—	@	7/3/15	ZAR	5		—	@	— @
UBS AG	AUD	1,865		1,439		7/3/15	USD	1,418		1,418		(21)
UBS AG	CHF	720		770		7/3/15	EUR	691		770		— @
UBS AG	CHF	214		229		7/3/15	USD	229		229		(— )@
UBS AG	EUR	697		777		7/3/15	CHF	720		770		(7)
UBS AG	EUR	625		696		7/3/15	PLN	2,600		691		(5)
UBS AG	EUR	5,406		6,027		7/3/15	USD	6,021		6,021		(6)
UBS AG	GBP	415		652		7/3/15	EUR	565		630		(22)
UBS AG	GBP	755		1,186		7/3/15	USD	1,157		1,157		(29)
UBS AG	KRW	1,658,797		1,487		7/3/15	USD	1,482		1,482		(5)
UBS AG	MYR	1,320		350		7/3/15	USD	350		350		— @
UBS AG	PLN	3,085		820		7/3/15	USD	836		836		16
UBS AG	SEK	2,850		344		7/3/15	EUR	305		340		(4)
UBS AG	USD	1,439		1,439		7/3/15	AUD	1,865		1,439		(— )@
UBS AG	USD	226		226		7/3/15	CHF	214		229		3
UBS AG	USD	817		817		7/3/15	EUR	723		806		(11)
UBS AG	USD	188		188		7/3/15	EUR	168		188		(— )@
UBS AG	USD	30		30		7/3/15	GBP	19		30		(— )@
UBS AG	USD	9,434		9,434		7/3/15	JPY	1,170,891		9,567		133
UBS AG	USD	36		36		7/3/15	JPY	4,435		37		1
UBS AG	USD	1,484		1,484		7/3/15	KRW	1,658,797		1,487		3
UBS AG	USD	21		21		7/3/15	MXN	324		21		(— )@
UBS AG	USD	356		356		7/3/15	MYR	1,320		350		(6)
UBS AG	USD	942		942		7/3/15	SEK	7,812		943		1
UBS AG	USD	188		188		7/3/15	SGD	253		187		(1)
Westpac Banking Corp.	USD	242		242		7/3/15	EUR	215		240		(2)

Bank of America NA	EUR	210	234	7/23/15	USD	236	236	2
Bank of America NA	PLN	71	19	7/23/15	USD	19	19	—	@
Bank of America NA	USD	917	917	7/23/15	EUR	822	917	(—	)@
Bank of Montreal	AUD	4,848	3,736	7/23/15	USD	3,752	3,752	16
Bank of Montreal	CAD	103	82	7/23/15	USD	83	83	1
Bank of Montreal	NZD	4,225	2,858	7/23/15	USD	2,939	2,939	81
Bank of Montreal	USD	78	78	7/23/15	ILS	299	79	1
Bank of Montreal	USD	32	32	7/23/15	TRY	88	33	1
Barclays Bank PLC	AUD	2,133	1,644	7/23/15	USD	1,651	1,651	7
Barclays Bank PLC	BRL	3,933	1,256	7/23/15	USD	1,256	1,256	(—	)@
Barclays Bank PLC	CLP	85,916	134	7/23/15	USD	136	136	2
Barclays Bank PLC	EUR	367	409	7/23/15	USD	412	412	3
Barclays Bank PLC	GBP	181	285	7/23/15	USD	283	283	(2)
Barclays Bank PLC	USD	676	676	7/23/15	BRL	2,157	689	13
Barclays Bank PLC	USD	9	9	7/23/15	SGD	12	9	(—	)@
Citibank NA	IDR	3,984,135	297	7/23/15	USD	297	297	(—	)@
Citibank NA	THB	125,557	3,715	7/23/15	USD	3,715	3,715	—	@
Citibank NA	USD	1,295	1,295	7/23/15	INR	82,643	1,292	(3)
Citibank NA	USD	637	637	7/23/15	THB	21,523	637	—	@
Commonwealth Bank of Australia	AUD	9,276	7,148	7/23/15	USD	7,179	7,179	31
Credit Suisse International	CHF	1,149	1,230	7/23/15	USD	1,235	1,235	5
Credit Suisse International	NZD	1,882	1,273	7/23/15	USD	1,309	1,309	36
Credit Suisse International	NZD	651	440	7/23/15	USD	439	439	(1)
Credit Suisse International	USD	679	679	7/23/15	ILS	2,604	690	11
Deutsche Bank AG	CHF	1,543	1,651	7/23/15	USD	1,658	1,658	7
Deutsche Bank AG	GBP	422	664	7/23/15	USD	660	660	(4)
Deutsche Bank AG	HKD	22,781	2,939	7/23/15	USD	2,938	2,938	(1)
Deutsche Bank AG	HUF	9,057	32	7/23/15	USD	33	33	1
Deutsche Bank AG	JPY	81,817	669	7/23/15	USD	663	663	(6)
Deutsche Bank AG	NOK	3,381	431	7/23/15	USD	434	434	3
Deutsche Bank AG	PLN	1,384	368	7/23/15	USD	375	375	7
Deutsche Bank AG	USD	1,721	1,721	7/23/15	HKD	13,341	1,721	(—	)@

Deutsche Bank AG	USD	259	259	7/23/15	MYR	972	257	(2)
Goldman Sachs International	GBP	52	81	7/23/15	USD	81	81	(— )@
JPMorgan Chase Bank NA	KRW	5,042,855	4,519	7/23/15	USD	4,518	4,518	(1)
JPMorgan Chase Bank NA	KRW	1,096,152	982	7/23/15	USD	980	980	(2)
JPMorgan Chase Bank NA	RUB	48,573	873	7/23/15	USD	866	866	(7)
JPMorgan Chase Bank NA	TWD	18,961	614	7/23/15	USD	614	614	(— )@
JPMorgan Chase Bank NA	USD	39	39	7/23/15	INR	2,519	39	— @
JPMorgan Chase Bank NA	USD	1,241	1,241	7/23/15	RUB	68,882	1,238	(3)
JPMorgan Chase Bank NA	USD	473	473	7/23/15	TWD	14,620	474	1
Northern Trust Company	USD	479	479	7/23/15	SGD	644	478	(1)
State Street Bank and Trust Co.	EUR	387	431	7/23/15	USD	434	434	3
State Street Bank and Trust Co.	JPY	142,924	1,169	7/23/15	USD	1,159	1,159	(10)
State Street Bank and Trust Co.	JPY	55,170	451	7/23/15	USD	452	452	1
State Street Bank and Trust Co.	SEK	7,909	954	7/23/15	USD	964	964	10
State Street Bank and Trust Co.	THB	63,737	1,886	7/23/15	USD	1,885	1,885	(1)
State Street Bank and Trust Co.	USD	428	428	7/23/15	DKK	2,839	424	(4)
State Street Bank and Trust Co.	USD	312	312	7/23/15	MXN	4,823	307	(5)
UBS AG	CHF	3,960	4,239	7/23/15	USD	4,257	4,257	18
UBS AG	EUR	3,401	3,793	7/23/15	USD	3,823	3,823	30
UBS AG	GBP	223	351	7/23/15	USD	349	349	(2)
UBS AG	MXN	5,328	339	7/23/15	USD	339	339	— @
UBS AG	SEK	1,912	231	7/23/15	USD	233	233	2
UBS AG	USD	1,295	1,295	7/23/15	INR	82,849	1,296	1
UBS AG	USD	979	979	7/23/15	SGD	1,316	977	(2)
UBS AG	USD	91	91	7/23/15	ZAR	1,132	93	2
Deutsche Bank AG	USD	982	982	8/5/15	CAD	1,226	982	(— )@
UBS AG	AUD	1,865	1,437	8/5/15	USD	1,437	1,437	— @
UBS AG	EUR	691	771	8/5/15	CHF	720	771	(— )@
UBS AG	USD	229	229	8/5/15	CHF	214	229	— @
UBS AG	USD	6,023	6,023	8/5/15	EUR	5,406	6,029	6
UBS AG	USD	1,481	1,481	8/5/15	KRW	1,658,797	1,486	5
UBS AG	USD	349	349	8/5/15	MYR	1,320	349	(— )@
Citibank NA	CNY	8,584	1,358	5/19/16	USD	1,376	1,376	18
Citibank NA	CNY	25,146	3,978	5/19/16	USD	4,029	4,029	51
Deutsche Bank AG	CNY	16,764	2,651	5/19/16	USD	2,686	2,686	35
			$127,021				$127,736	$715

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index (Netherlands)	3	$316	Jul-15	$ (— )@
Australian 10 yr. Bond (Australia)	16	1,546	Sep-15	6
Brent Crude Futures (United Kingdom)	78	5,128	Nov-15	135
CAC 40 Index (France)	7	374	Jul-15	3
Euro Stoxx 50 Index (Germany)	372	14,250	Sep-15	(388)
German Euro Bund (Germany)	8	1,356	Sep-15	6
MSCI Emerging Market E Mini (United States)	54	2,590	Sep-15	7
MSCI Singapore Free Index (Singapore)	36	1,988	Jul-15	(12)
NIKKEI 225 Index (Japan)	20	1,651	Sep-15	6
OMXS 30 (Sweden)	19	353	Jul-15	(6)
S&P 500 E MINI Index (United States)	244	25,064	Sep-15	(511)
SGX S&P CNX Nifty (Singapore)	155	2,599	Jul-15	27
U.S. Dollar Index (United States)	75	7,175	Sep-15	26
U.S. Treasury 2 yr. Note (United States)	108	23,645	Sep-15	36
U.S. Treasury 5 yr. Note (United States)	134	15,981	Sep-15	(16)
U.S. Treasury Ultra Bond (United States)	98	15,098	Sep-15	(459)
Short:
Copper Futures (United States)	20	(1,308)	Sep-15	5
FTSE 100 Index (United Kingdom)	80	(8,163)	Sep-15	185
FTSE China A50 Index (Singapore)	323	(4,008)	Jul-15	(79)
German Euro BOBL (Germany)	1	(144)	Sep-15	(— )@
Hang Seng Index (Hong Kong)	3	(507)	Jul-15	19
IBEX 35 Index (Spain)	40	(4,805)	Jul-15	7
SPI 200 Index (Australia)	10	(1,041)	Sep-15	18
U.S. Treasury 10 yr. Note (United States)	457	(57,661)	Sep-15	(14)
U.S. Treasury Long Bond (United States)	31	(4,676)	Sep-15	(30)
U.S. Treasury Ultra Long Bond (United States)	15	(2,311)	Sep-15	75
UK Long Gilt Bond (United Kingdom)	14	(2,546)	Sep-15	8
				$(946)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Bank of America NA
Russian Federation	Sell	$575	1.00%	6/20/20	$(98)	$46	$(52)	BBB-
Barclays Bank PLC
Russian Federation	Sell	986	1.00	6/20/20	(174)	85	(89)	BBB-
Barclays Bank PLC
Russian Federation	Sell	1,124	1.00	6/20/20	(190)	88	(102)	BBB-
Deutsche Bank AG
Russian Federation	Sell	276	1.00	6/20/20	(47)	22	(25)	BBB-
Goldman Sachs International
Australian Government	Buy	179	1.00	6/20/20	(6)	(— )@	(6)	AAA
Goldman Sachs International
People’s Republic of China	Buy	1,347	1.00	6/20/20	(2)	(7)	(9)	AA-
JPMorgan Chase Bank NA
Russian Federation	Sell	329	1.00	6/20/20	(57)	27	(30)	BBB-
JPMorgan Chase Bank NA
Australian Government	Buy	1,883	1.00	6/20/20	(62)	(1)	(63)	AAA
JPMorgan Chase Bank NA
People’s Republic of China	Buy	2,109	1.00	6/20/20	(— )@	(14)	(14)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	159	1.00	6/20/20	(— )@	(1)	(1)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	2,038	1.00	6/20/20	(2)	(11)	(13)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	702	1.00	6/20/20	(1)	(4)	(5)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	241	1.00	6/20/20	(— )@	(1)	(1)	AA-
JPMorgan Chase Bank NA
Russian Federation	Sell	292	1.00	6/20/20	(50)	23	(27)	BBB-
JPMorgan Chase Bank NA
Australian Government	Buy	4,089	1.00	6/20/20	(136)	(1)	(137)	AAA
JPMorgan Chase Bank NA
People’s Republic of China	Buy	262	1.00	6/20/20	(1)	(1)	(2)	AA-
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	38,130	1.00	6/20/20	(600)	47	(553)	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Buy	15,038	5.00	6/20/20	(961)	2	(959)	NR
		$69,759			$(2,387)	$299	$(2,088)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.97%	6/9/17	$57,600	$(134)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.95	6/10/17	24,680	(49)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.93	6/29/17	47,116	(43)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.28	3/19/18	26,900	(192)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20	8,900	(43)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.56	4/13/20	26,899	139
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.64	5/5/20	13,505	33
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	5/28/20	13,370	(2)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.79	7/1/20	8,845	(7)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.79	7/1/20	8,845	(6)
						$(304)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at June 30, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	$2,976	3 Month USD LIBOR minus 0.24%	Pay	2/19/16	$157
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	654	3 Month USD LIBOR minus 0.24%	Pay	2/19/16	34
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	1,311	3 Month USD LIBOR minus 0.24%	Pay	2/19/16	69
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	1,336	3 Month USD LIBOR minus 0.24%	Pay	2/19/16	70
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	342	3 Month USD LIBOR minus 0.25%	Pay	2/19/16	22
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	62	3 Month USD LIBOR minus 0.25%	Pay	2/19/16	4
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	125	3 Month USD LIBOR minus 0.25%	Pay	2/19/16	8
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	126	3 Month USD LIBOR minus 0.25%	Pay	2/19/16	8
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	1,300	3 Month USD LIBOR minus 0.24%	Pay	2/23/16	10

Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	859	3 Month USD LIBOR minus 0.24%	Pay	2/23/16	(— )@
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	270	3 Month USD LIBOR minus 0.25%	Pay	2/23/16	8
Bank of America NA	MSCI U.S. REIT Index	1,079	3 Month USD LIBOR plus 0.12%	Pay	7/5/16	6
Bank of America NA	MSCI U.S. REIT Index	2,159	3 Month USD LIBOR plus 0.12%	Pay	7/5/16	3
Barclays Bank PLC	MSCI Emerging Market Index	26,142	3 Month USD LIBOR plus 0.30%	Receive	2/29/16	(691)
Barclays Bank PLC	Barclays Elevators Index††	1,301	3 Month USD LIBOR minus 0.20%	Pay	4/2/16	56
Citibank NA	S&P 500 Consumer Staples Index	10,529	3 Month USD LIBOR minus 0.17%	Pay	6/9/16	(56)
Deutsche Bank AG	DB Global Machinery Index††	3,132	3 Month USD LIBOR minus 0.35%	Pay	11/5/15	135
Goldman Sachs International	GS Auto Components Index††	2,364	3 Month USD LIBOR minus 0.25%	Pay	12/12/15	80
Goldman Sachs International	GS China Exposed Autos Index††	3,347	3 Month USD LIBOR minus 0.10%	Pay	5/26/16	224
Goldman Sachs International	GS China Exposed Autos Index††	6,616	3 Month USD LIBOR minus 0.10%	Pay	5/26/16	30
JPMorgan Chase Bank NA	JPM Aerospace Index††	2,285	3 Month USD LIBOR minus 0.26%	Pay	9/2/15	112
JPMorgan Chase Bank NA	JPM Aerospace Index††	2,297	3 Month USD LIBOR minus 0.26%	Pay	9/2/15	113
JPMorgan Chase Bank NA	JPM Aerospace Index††	5,315	3 Month USD LIBOR minus 0.26%	Pay	9/2/15	261
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	3,543	3 Month USD LIBOR minus 0.245%	Pay	11/5/15	54

JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	1,679	3 Month USD LIBOR minus 0.025%	Pay	4/9/16	(86)
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	1,343	3 Month USD LIBOR minus 2.50%	Pay	4/9/16	(95)
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	336	3 Month USD LIBOR minus 0.025%	Pay	4/9/16(21)
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	1,459	3 Month USD LIBOR minus 0.05%	Pay	4/18/16	(77)
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Dividend Basket Index††	1,969	3 Month USD LIBOR minus 0.18%	Pay	6/13/16	24
						$462

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Elevators Index as of June 30, 2015.

Security Description	Index Weight
Barclays Elevators Index
Fujitec Co., Ltd.	2.37%
Kone Oyj	37.35
Schindler Holding AG	25.86
United Technologies Corp.	34.42
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Global Machinery Index as of June 30, 2015.

Security Description	Index Weight
DB Global Machinery Index
Alfa Laval AB	2.46%
Atlas Copco AB	4.03
Atlas Copco AB	7.78
CNH Industrial N.V.	3.72
Daewoo Shipbuilding & Marine Engineering	0.69
Doosan Infracore Co., Ltd.	0.54
GEA Group AG	3.19
Hino Motors Ltd.	1.28
Hitachi Construction Machinery Co., Ltd.	0.75
Hiwin Technologies Corp.	0.63
Hyundai Heavy Industries Co., Ltd.	2.43
Hyundai Mipo Dockyard Co., Ltd.	0.42
IMI PLC	2.23
JTEKT Corp.	1.62
Kawasaki Heavy Industries Ltd.	2.60
Komatsu Ltd.	7.36
Kone Oyj	4.93
Kubota Corp.	6.66
MAN SE	1.51
Melrose Industries PLC	1.85
Metso Oyj	1.50
NGK Insulators Ltd.	3.25
Samsung Heavy Industries Co., Ltd.	1.06
Sandvik AB	5.39
Schindler Holding AG	1.50
Schindler Holding AG	3.15
Sembcorp Marine Ltd.	0.78
SMC Corp.	6.29
Sulzer AG	1.15
Sumitomo Heavy Industries Ltd.	1.22
United Tractors Tbk PT	1.27
Vallourec SA	1.06
Volvo AB	7.97
Wartsila Oyj	3.01
Weichai Power Co., Ltd.	0.69
Weir Group PLC (The)	2.73
Yangzijiang Shipbuilding Holdings Ltd.	0.85
Zoomlion Heavy Industry Science & Tech	0.45
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Auto Components Index as of June 30, 2015.

Security Description	Index Weight
GS Auto Components Index
Aisin Seiki Co., Ltd.	2.70%
Autoliv, Inc.	3.59
BorgWarner, Inc.	4.29
Bridgestone Corp.	7.98
Cheng Shin Rubber Industry Co., Ltd.	1.18
Cie Generale des Etablissements Michelin	6.47
Continental AG	8.61
Delphi Automotive PLC	8.44
Denso Corp.	8.03
GKN PLC	2.86
Halla Visteon Climate Control Corp.	0.43
Hankook Tire Co., Ltd.	0.92
Hyundai Mobis Co., Ltd.	4.27
Hyundai Wia Corp.	0.50
Johnson Controls, Inc.	10.92
Koito Manufacturing Co., Ltd.	1.25
Magna International, Inc.	7.89
NGK Spark Plug Co., Ltd.	1.64
NHK Spring Co., Ltd.	0.58
NOK Corp.	0.98
Nokian Renkaat Oyj	1.18
Pirelli & C. SpA	1.33
Stanley Electric Co., Ltd.	0.99
Sumitomo Electric Industries Ltd.	3.88
Sumitomo Rubber Industries Ltd.	0.88
Toyoda Gosei Co., Ltd.	0.52
Toyota Industries Corp.	3.08
Valeo SA	3.93
Yokohama Rubber Co., Ltd (The)	0.68
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS China Exposed Autos Index as of June 30, 2015.

Security Description	Index Weight
GS China Exposed Autos Index
Bayerische Motoren Werke AG	11.74%
Daimler AG	27.35
Ford Motor Co.	17.40
General Motors Co.	13.70
Hyundai Motor Co.	6.29
Kia Motors Corp.	3.60
Nissan Motor Co., Ltd.	8.29
Volkswagen AG	11.63
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of June 30, 2015.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group SE	14.04%
B/E Aerospace, Inc.	1.75
Boeing Co. (The)	32.67
Bombardier, Inc.	0.97
KLX, Inc.	0.70
Precision Castparts Corp.	9.90
Rolls-Royce Holdings PLC	7.28
Safran SA	7.89
Textron, Inc.	5.36
Thales SA	2.29
TransDigm Group, Inc.	3.63
United Technologies Corp.	10.89
Zodiac Aerospace	2.63
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Machinery Index as of June 30, 2015.

Security Description	Index Weight
JPM U.S. Machinery Index
AGCO Corp.	2.00%
Caterpillar, Inc.	21.72
Cummins, Inc.	9.23
Deere & Co.	12.75
Dover Corp.	4.68
Flowserve Corp.	2.81
Illinois Tool Works, Inc.	13.85
Ingersoll-Rand PLC	7.27
Joy Global, Inc.	1.50
PACCAR, Inc.	8.92
Parker-Hannifin Corp.	6.47
Pentair PLC	5.17
SPX Corp.	1.08
Xylem, Inc.	2.55
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Chase U.S. Refiners Index as of June 30, 2015.

Security Description	Index Weight
JPMorgan Chase U.S. Refiners Index
Delek U.S. Holdings, Inc.	1.30%
Holly Frontier Corp.	6.96
Marathon Petroleum Corp.	20.15
PBF Energy, Inc.	2.70
Phillips 66	23.57
Tesoro Corp.	15.05
Valero Energy Corp.	27.16
Western Refining, Inc.	3.11
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Chase U.S. Dividend Basket Index as of June 30, 2015.

Security Description	Index Weight
JPMorgan Chase U.S. Dividend Basket Index
AbbVie, Inc.	0.53%
Abercrombie & Fitch Co.	0.49
Acadia Realty Trust	0.50
AES Corp.	0.54
Alexandria Real Estate Equities, Inc.	0.50
ALLETE, Inc.	0.50
Alliant Energy Corp.	0.52
American Campus Communities, Inc.	0.51
American Eagle Outfitters, Inc.	0.54
American Electric Power Co., Inc.	0.51
American Financial Group, Inc.	0.54
Apartment Investment & Management Co.	0.53
Arthur J Gallagher & Co.	0.52
Associated Estates Realty Corp.	0.53
Atmos Energy Corp.	0.52
Atwood Oceanic’s, Inc.	0.47
AvalonBay Communities, Inc.	0.52
Avon Products, Inc.	0.52
Bank of Hawaii Corp.	0.55
Baxter International, Inc.	0.57
Black Hills Corp	0.50
Brady Corp.	0.53
Brookline Bancorp, Inc.	0.31
Brooks Automation, Inc.	0.33
CA, Inc.	0.52
Camden Property Trust	0.53
Caterpillar, Inc.	0.53
Cato Corp. (The)	0.55
CDI Corp.	0.09
Cedar Realty Trust, Inc.	0.38
Cincinnati Financial Corp.	0.52
Cisco Systems, Inc.	0.51
City Holding Co.	0.28
Cleco Corp.	0.53
CMS Energy Corp.	0.52
Coach, Inc.	0.51
Coca-Cola Co.	0.51
Commercial Metals Co.	0.52
Community Bank System, Inc.	0.46

Compass Minerals International, Inc.	0.50
Comtech Telecommunications Corp.	0.30
CoreSite Realty Corp.	0.51
Cousins Properties, Inc.	0.53
Crown Castle International Corp.	0.51
CVB Financial Corp.	0.56
Cypress Semiconductor Corp.	0.47
Daktronics, Inc.	0.47
Darden Restaurants, Inc.	0.58
Denbury Resources, Inc.	0.48
Diamond Rock Hospitality Co.	0.52
Diebold, Inc.	0.52
Dime Community Bancshares, Inc.	0.30
Dine Equity, Inc.	0.53
Dominion Resources, Inc.	0.52
Domtar Corp.	0.50
Douglas Emmett, Inc.	0.50
Dow Chemical Co. (The)	0.51
DTE Energy Co.	0.51
Duke Realty Corp.	0.51
East Group Properties, Inc.	0.53
Eaton Corp PLC	0.50
Edison International	0.50
El Paso Electric Co.	0.52
Emerson Electric Co.	0.50
Equity One, Inc.	0.51
Equity Residential	0.52
Eversource Energy	0.51
Exelon Corp.	0.50
Exxon Mobil Corp.	0.52
Federated Investors, Inc.	0.51
First Commonwealth Financial Corp.	0.51
First Financial Bancorp	0.40
First Merit Corp.	0.55
First Niagara Financial Group, Inc.	0.55
FNB Corp. (The)	0.56
Ford Motor Co.	0.53
General Cable Corp.	0.50
General Electric Co.	0.52
General Mills, Inc.	0.54
General Motors Co.	0.50
Great Plains Energy, Inc.	0.51
Gulf Island Fabrication, Inc.	0.17
Hancock Holding Co.	0.56
Hawaiian Electric Industries, Inc.	0.51
Helmerich & Payne, Inc.	0.52
Highwoods Properties, Inc.	0.51

Home Properties, Inc.	0.52
Horace Mann Educators Corp.	0.56
Host Hotels & Resorts, Inc.	0.53
IDACORP, Inc.	0.52
Innophos Holdings, Inc.	0.53
Intel Corp.	0.50
International Paper Co.	0.49
Intersil Corp.	0.50
Kellogg Co.	0.53
Kimberly-Clark Corp.	0.52
Kimco Realty Corp.	0.51
Kite Realty Group Trust	0.48
KLA-Tencor Corp.	0.52
Koppers Holdings, Inc.	0.50
Laclede Group, Inc. (The)	0.52
Landauer, Inc.	0.27
LaSalle Hotel Properties	0.52
Leidos Holdings, Inc.	0.50
Lexmark International, Inc.	0.53
Lockheed Martin Corp.	0.51
Lumos Networks Corp.	0.26
Macerich Co. (The)	0.49
Mack-Cali Realty Corp.	0.56
ManTech International Corp.	0.54
Marathon Oil Corp.	0.53
McDonald’s Corp.	0.53
MDC Holdings, Inc.	0.57
MDU Resources Group, Inc.	0.51
Merck & Co, Inc.	0.51
Meredith Corp.	0.52
Microchip Technology, Inc.	0.53
Mid-America Apartment Communities, Inc.	0.51
Murphy Oil Corp.	0.52
Myers Industries, Inc.	0.21
National Oilwell Varco, Inc.	0.52
National Penn Bancshares, Inc.	0.55
Navient Corp.	0.51
NBT Bancorp, Inc.	0.31
New Jersey Resources Corp.	0.51
Next Era Energy, Inc.	0.52
NIC, Inc.	0.38
Northwestern Corp.	0.51
Nucor Corp.	0.47
Nutrisystem, Inc.	0.54
Occidental Petroleum Corp.	0.53
OFG Bancorp	0.43
OGE Energy Corp.	0.51

Old National Bancorp	0.55
ONE Gas, Inc.	0.54
Owens & Minor, Inc.	0.54
PACCAR, Inc.	0.53
Packaging Corp of America	0.49
Paychex, Inc.	0.51
Pennsylvania Real Estate Investment Trust	0.50
Pepco Holdings, Inc.	0.53
Pet Med Express, Inc.	0.41
Pfizer, Inc.	0.52
PG&E Corp.	0.50
Piedmont Natural Gas Co, Inc.	0.51
Pinnacle West Capital Corp.	0.51
Pitney Bowes, Inc.	0.51
PNM Resources, Inc.	0.51
Post Properties, Inc.	0.51
Potlatch Corp.	0.52
Procter & Gamble Co. (The)	0.53
Prologis, Inc.	0.49
Provident Financial Services, Inc.	0.36
Public Service Enterprise Group, Inc.	0.51
Public Storage	0.51
Questar Corp.	0.51
Rayonier, Inc.	0.53
Regency Centers Corp.	0.50
Rent-A-Center, Inc.	0.47
Reynolds American, Inc.	0.70
Saul Centers, Inc.	0.27
Schweitzer-Mauduit International, Inc.	0.52
Scotts Miracle-Gro Co. (The)	0.52
Seagate Technology PLC	0.46
Simon Property Group, Inc.	0.51
Sonoco Products Co.	0.51
South Jersey Industries, Inc.	0.51
Southside Bancshares, Inc.	0.39
Sovran Self Storage, Inc.	0.52
Spok Holdings, Inc.	0.31
Stage Stores, Inc.	0.55
Staples, Inc.	0.49
Summit Hotel Properties, Inc.	0.52
Superior Industries International, Inc.	0.20
Sysco Corp.	0.51
Tanger Factory Outlet Centers, Inc.	0.50
Taubman Centers, Inc.	0.50
Tessera Technologies, Inc.	0.52
Time, Inc.	0.52
Tompkins Financial Corp.	0.21

TrustCo Bank Corp.	0.17
Trustmark Corp.	0.54
Tupperware Brands Corp.	0.52
UDR, Inc.	0.53
UIL Holdings Corp.	0.49
Umpqua Holdings Corp.	0.53
United Bankshares, Inc.	0.56
United Parcel Service, Inc.	0.52
Universal Corp.	0.58
Urban Edge Properties	0.50
Vectren Corp.	0.50
Waddell & Reed Financial, Inc.	0.53
Waste Management, Inc.	0.50
WEC Energy Group, Inc.	0.90
Weingarten Realty Investors	0.52
Westamerica Bancorporation	0.57
Westar Energy, Inc.	0.52
Western Refining, Inc.	0.55
Western Union Co. (The)	0.49
Weyerhaeuser Co.	0.53
WGL Holdings, Inc.	0.52
Xcel Energy, Inc.	0.52
100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	61.2%
Fixed Income Securities	33.2
Short-Term Investments	5.5
Other**	0.1
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with an underlying face amount of approximately $206,284,000 with net unrealized depreciation of approximately $946,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $715,000 and does not include open swap agreements with net unrealized appreciation of approximately $457,000.

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2015 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (41.2%)
Agency Fixed Rate Mortgages (5.4%)
United States (5.4%)
Federal Home Loan Mortgage Corporation,
July TBA:
3.00%, 7/1/45 (a)	$140		$139
3.50%, 7/1/45 (a)		280	288
Federal National Mortgage Association,
July TBA:
3.00%, 7/1/30 (a)		52	54
4.50%, 7/1/45 (a)		70	76
Government National Mortgage Association,
July TBA:
3.50%, 7/20/45 (a)		70	72
4.00%, 7/20/45 (a)		150	159
			788
Commercial Mortgage-Backed Securities (1.0%)
United States (1.0%)
GS Mortgage Securities Trust,
4.93%, 8/10/46 (b)(c)		70	68
WF-RBS Commercial Mortgage Trust,
4.28%, 5/15/45 (b)(c)		40	37
4.63%, 8/15/46 (b)(c)		35	33
			138
Corporate Bonds (10.9%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50	65

Canada (0.3%)
Barrick Gold Corp.,
4.10%, 5/1/23	$50		49

France (0.4%)
BNP Paribas SA,
5.00%, 1/15/21		50	55

Italy (0.4%)
UniCredit SpA,
4.25%, 7/29/16	EUR	50	58

Netherlands (0.8%)
ABN Amro Bank N.V.,
3.63%, 10/6/17		50	60
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.75%, 11/9/20		50	61
			121
United Kingdom (0.8%)
Barclays Bank PLC,
6.00%, 1/23/18		50	62

Diageo Capital PLC,
1.50%, 5/11/17	$50		50
			112
United States (7.7%)
Actavis Funding SCS,
3.80%, 3/15/25		50	49
Apple, Inc.,
4.45%, 5/6/44		50	50
AT&T, Inc.,
6.30%, 1/15/38		50	56
Bank of America Corp.,
5.70%, 1/24/22		50	57
Baxalta, Inc.,
4.00%, 6/23/25 (c)		25	25
Boston Properties LP,
3.85%, 2/1/23		50	51
Citigroup, Inc.,
5.50%, 9/13/25		50	54
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37		50	59
HSBC USA, Inc.,
3.50%, 6/23/24		100	101
JPMorgan Chase & Co.,
4.63%, 5/10/21		50	54
Kinder Morgan, Inc.,
4.30%, 6/1/25		50	48
McDonald’s Corp.,
3.38%, 5/26/25		50	49
Merck & Co., Inc.,
2.80%, 5/18/23		50	49
Monongahela Power Co.,
5.40%, 12/15/43 (c)		50	56
MPLX LP,
4.00%, 2/15/25		50	49
NBC Universal Media LLC,
4.38%, 4/1/21		50	54
Omnicom Group, Inc.,
3.63%, 5/1/22		50	50
Prudential Financial, Inc.,
6.63%, 12/1/37		50	61
Target Corp.,
3.50%, 7/1/24		50	51
UnitedHealth Group, Inc.,
1.40%, 10/15/17		50	50
Wells Fargo & Co.,
3.45%, 2/13/23		50	50
			1,123
			1,583
Sovereign (15.5%)
Australia (0.7%)
Australia Government Bond,
3.25%, 4/21/25	AUD	130	102

Brazil (0.8%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	453	119

Canada (1.7%)
Canadian Government Bond,
3.25%, 6/1/21	CAD	280	253

France (0.8%)
France Government Bond OAT,
3.25%, 5/25/45	EUR	40	55
5.50%, 4/25/29	40		66
			121
Germany (0.8%)
Bundesrepublik Deutschland,
4.25%, 7/4/39	30		52
4.75%, 7/4/34	40		69
			121
Greece (0.2%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 — 2/24/42 (d)	40		21

Hungary (0.4%)
Hungary Government International Bond,
5.75%, 11/22/23	$50		56

Ireland (0.7%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	70	104

Italy (2.6%)
Italy Buoni Poliennali Del Tesoro,
1.50%, 6/1/25	20		21
2.35%, 9/15/24 (c)	131		161
4.00%, 9/1/20	50		63
5.50%, 11/1/22	90		124
			369
Mexico (0.2%)
Petroleos Mexicanos,
6.38%, 1/23/45	$25		26

New Zealand (1.0%)
New Zealand Government Bond,
5.50%, 4/15/23	NZD	190	148

Poland (0.7%)
Poland Government Bond,
4.00%, 10/25/23	PLN	340	96

Spain (1.6%)
Spain Government Bond,
2.75%, 10/31/24 (c)	EUR	110	128
4.20%, 1/31/37 (c)	50		65
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	40		41
			234
United Kingdom (3.3%)
United Kingdom Gilt,
2.75%, 9/7/24	GBP	130	216

4.25%, 6/7/32 — 9/7/39	130	258
		474
		2,244
U.S. Treasury Securities (8.4%)
United States (8.4%)
U.S. Treasury Bond,
3.50%, 2/15/39	$140	151
U.S. Treasury Inflation Indexed Bond,
0.25%, 1/15/25	557	547
U.S. Treasury Notes,
0.63%, 9/30/17	220	219
2.38%, 6/30/18	290	302
		1,219
Total Fixed Income Securities (Cost $6,190)		5,972

	Shares	Value (000)
Common Stocks (38.7%)
Australia (1.0%)
Ansell Ltd.	211	4
APA Group	600	4
ARB Corp. Ltd.	585	6
AusNet Services	921	1
Automotive Holdings Group Ltd.	1,629	5
BlueScope Steel Ltd.	1,448	3
BWP Trust REIT	2,341	5
Challenger Ltd.	1,119	6
Downer EDI Ltd.	1,309	5
DUET Group	3,540	6
Goodman Group REIT	832	4
GPT Group REIT	1,133	4
GrainCorp Ltd.	644	4
Invocare Ltd.	448	4
IOOF Holdings Ltd.	1,672	12
JB Hi-Fi Ltd.	311	5
Macquarie Atlas Roads Group	228	1
Oil Search Ltd.	695	4
Perpetual Ltd.	291	11
Primary Health Care Ltd.	997	4
Scentre Group REIT	1,969	6
Shopping Centres Australasia Property Group REIT	3,649	6
Sims Metal Management Ltd.	483	4
South32 Ltd. (e)	55	—	@
Spark Infrastructure Group	3,347	5
Stockland REIT	1,268	4
Sydney Airport	595	2
Transurban Group	1,054	7
Veda Group Ltd.	4,354	7
Westfield Corp. REIT	694	5
		144
Austria (0.0%)
Erste Group Bank AG (e)	186	5

Belgium (0.8%)
Ageas	13	1
Anheuser-Busch InBev N.V.	595	71
Cofinimmo REIT	43	4
Colruyt SA	15	1
Delhaize Group SA	4	—	@
Elia System Operator SA	19	1
Groupe Bruxelles Lambert SA	18	1
KBC Groep N.V.	524	35
Proximus	12	—	@
Solvay SA	13	2
Telenet Group Holding N.V. (e)	5	—	@
UCB SA	9	1
Umicore SA	13	1
Viohalco SA (e)	25	—	@
		118
Brazil (0.0%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	200	1

Canada (0.6%)
Cominar Real Estate Investment Trust REIT	400	6
Enbridge, Inc.	500	23
Fortis, Inc.	200	6
H&R Real Estate Investment Trust REIT	200	4
Inter Pipeline Ltd.	200	5
Keyera Corp.	100	3
Lululemon Athletica, Inc. (e)	100	6
Pembina Pipeline Corp.	200	6
RioCan REIT	200	4
TransCanada Corp.	400	16
Veresen, Inc.	200	3
		82
Chile (0.0%)
Antofagasta PLC	40	—	@

China (0.1%)
Beijing Enterprises Holdings Ltd. (f)	500	4
China Gas Holdings Ltd. (f)	2,000	3
CSR Corp., Ltd. H Shares (f)	550	1
Hanergy Thin Film Power Group Ltd. (e)(f)	2,000	1
Hutchison Port Holdings Trust (Units) (g)	3,100	2
Semiconductor Manufacturing International Corp. (e)(f)	4,000	—	@
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (f)	100	—	@
Sun Art Retail Group Ltd. (f)	500	1
		12
Denmark (0.1%)
AP Moeller - Maersk A/S Series A	1	2
AP Moeller - Maersk A/S Series B	1	2
Danske Bank A/S	17	1
DSV A/S	21	1
Novo Nordisk A/S Series B	82	4
Novozymes A/S Series B	8	—	@
Pandora A/S	6	1
Vestas Wind Systems A/S	6	—	@
		11

Finland (0.5%)
Elisa Oyj	15	—	@
Fortum Oyj	28	—	@
Kone Oyj, Class B	361	15
Metso Oyj	9	—	@
Nokia Oyj	3,048	21
Orion Oyj, Class B	10	—	@
Sampo Oyj, Class A	509	24
UPM-Kymmene Oyj	605	11
Wartsila Oyj	11	1
		72
France (6.5%)
Accor SA	226	11
Aeroports de Paris (ADP)	21	2
Air Liquide SA	332	42
Airbus Group SE	473	31
Alcatel-Lucent (e)	2,295	8
Arkema SA	3	—	@
Atos SE	7	1
AXA SA	1,486	38
BNP Paribas SA	834	50
Bouygues SA	19	1
Cap Gemini SA	168	15
Carrefour SA	544	17
Casino Guichard Perrachon SA	7	1
Christian Dior SE	3	1
Cie de Saint-Gobain	415	19
Cie Generale des Etablissements Michelin	166	17
Credit Agricole SA	2,150	32
Danone SA	488	32
Electricite de France SA	94	2
Essilor International SA	193	23
Eutelsat Communications SA	91	3
GDF Suez	1,250	23
Gecina SA REIT	30	4
Groupe Eurotunnel SE	338	5
Hermes International	2	1
Iliad SA	2	—	@
Imerys SA	9	1
Kering	66	12
Klepierre REIT	77	3
L’Oreal SA	179	32
Lafarge SA	198	13
Legrand SA	314	18
LVMH Moet Hennessy Louis Vuitton SE	217	38
Natixis SA	65	1
Numericable-SFR SAS (e)	7	—	@
Orange SA	1,578	24
Pernod Ricard SA	191	22
Publicis Groupe SA	207	15
Renault SA	159	17
Rexel SA	16	—	@
Safran SA	326	22
Sanofi	872	86
Schneider Electric SE	455	31
SES SA	555	19
Societe Generale SA	606	28
Sodexo SA	173	16
Suez Environnement Co.	21	—	@

Total SA	1,502	73
Unibail-Rodamco SE REIT	120	30
Valeo SA	86	14
Vinci SA	458	27
Vivendi SA	1,084	27
Zodiac Aerospace	9	—	@
		948
Germany (5.9%)
Adidas AG	192	15
Allianz SE (Registered)	336	52
BASF SE	688	60
Bayer AG (Registered)	605	85
Bayerische Motoren Werke AG	251	28
Brenntag AG	5	—	@
Commerzbank AG (e)	1,583	20
Continental AG	89	21
Daimler AG (Registered)	677	62
Deutsche Annington Immobilien SE	423	12
Deutsche Bank AG (Registered)	1,152	35
Deutsche Boerse AG	217	18
Deutsche Euroshop AG	74	3
Deutsche Post AG (Registered)	798	23
Deutsche Telekom AG (Registered)	2,415	42
Deutsche Wohnen AG	133	3
E.ON SE	1,595	21
Fraport AG Frankfurt Airport Services Worldwide	26	2
Fresenius Medical Care AG & Co., KGaA	171	14
Fresenius SE & Co., KGaA	291	19
Fuchs Petrolub SE (Preference)	7	—	@
Hamburger Hafen und Logistik AG	13	—	@
HeidelbergCement AG	201	16
Henkel AG & Co., KGaA	108	10
Henkel AG & Co., KGaA (Preference)	146	16
Hugo Boss AG	3	—	@
Infineon Technologies AG	1,100	14
Johnson Electric Holdings Ltd. (f)	1,000	3
K&S AG (Registered)	12	1
Lanxess AG	5	—	@
Linde AG	151	29
Merck KGaA	159	16
Metro AG	11	—	@
Muenchener Rueckversicherungs AG (Registered)	155	28
Porsche Automobil Holding SE (Preference)	148	12
ProSiebenSat.1 Media AG (Registered)	251	12
RWE AG	446	10
SAP SE	683	48
Siemens AG (Registered)	609	61
Symrise AG	7	—	@
Telefonica Deutschland Holding AG	109	1
ThyssenKrupp AG	543	14
Volkswagen AG	11	3
Volkswagen AG (Preference)	108	25
		854
Greece (0.1%)
Aegean Airlines SA	27	—	@
Alpha Bank AE (e)	1,946	1
Athens Water Supply & Sewage Co., SA (The)	18	—	@
Attica Bank SA (e)	1,136	—	@

Ellaktor SA (e)	85	—	@
Eurobank Ergasias SA (e)	4,737	1
FF Group (e)	29	1
Fourlis Holdings SA (e)	36	—	@
Frigoglass SAIC (e)	12	—	@
GEK Terna Holding Real Estate Construction SA (e)	73	—	@
Grivalia Properties REIC AE REIT	24	—	@
Hellenic Exchanges - Athens Stock Exchange SA Holding	117	1
Hellenic Petroleum SA	54	—	@
Hellenic Telecommunications Organization SA	143	1
Intralot SA-Integrated Lottery Systems & Services (e)	31	—	@
JUMBO SA	118	1
Lamda Development SA (e)	8	—	@
Marfin Investment Group Holdings SA (e)	491	—	@
Metka SA	17	—	@
Motor Oil Hellas Corinth Refineries SA	35	—	@
Mytilineos Holdings SA (e)	96	1
National Bank of Greece SA (e)	871	1
OPAP SA	123	1
Piraeus Bank SA (e)	1,072	—	@
Piraeus Port Authority SA	3	—	@
Public Power Corp. SA (e)	203	1
Sarantis SA	4	—	@
Terna Energy SA	22	—	@
Thrace Plastics Co., SA	15	—	@
Titan Cement Co., SA	20	—	@
		10
Hong Kong (0.4%)
Beijing Enterprises Water Group Ltd.	2,000	2
Champion REIT	6,000	3
Great Eagle Holdings Ltd.	1,017	4
Hang Lung Group Ltd.	1,000	5
Hang Lung Properties Ltd.	1,000	3
Hong Kong & China Gas Co., Ltd.	4,400	9
Hongkong & Shanghai Hotels Ltd. (The)	2,032	3
Hongkong Land Holdings Ltd.	400	3
Hopewell Holdings Ltd.	1,000	4
HSBC Holdings PLC	800	7
Kowloon Development Co., Ltd. REIT	4,000	5
Link REIT (The)	1,000	6
New World Development Co., Ltd.	4,000	5
Stella International Holdings Ltd.	1,000	2
		61
Ireland (0.3%)
Bank of Ireland (e)	21,334	9
Bank of Ireland (e)	16,733	7
CRH PLC	23	1
CRH PLC	835	23
Kerry Group PLC, Class A	110	8
		48
Italy (1.9%)
Assicurazioni Generali SpA	1,065	19
Atlantia SpA	753	19
Banca Monte dei Paschi di Siena SpA (e)	123	—	@
Banco Popolare SC (e)	165	3
Enel Green Power SpA	351	1

Enel SpA	5,922	27
Eni SpA	2,013	36
Intesa Sanpaolo SpA	18,277	66
Luxottica Group SpA	208	14
Snam SpA	3,938	19
Societa Iniziative Autostradali e Servizi SpA	38	—	@
Telecom Italia SpA (e)	9,667	12
Telecom Italia SpA	309	—	@
Terna Rete Elettrica Nazionale SpA	780	3
UniCredit SpA	6,842	46
Unione di Banche Italiane SCPA	453	4
		269
Japan (0.1%)
Japan Real Estate Investment Corp. REIT	1	5
Japan Retail Fund Investment Corp. REIT	2	4
Nippon Building Fund, Inc. REIT	1	4
Tokyo Gas Co., Ltd.	1,000	5
United Urban Investment Corp. REIT	2	3
		21
Luxembourg (0.0%)
Altice SA (e)	4	1

Mexico (0.0%)
Empresas ICA SAB de CV ADR (e)	100	1
Fresnillo PLC	24	—	@
		1
Netherlands (2.0%)
Aegon N.V.	1,718	13
Akzo Nobel N.V.	285	21
ArcelorMittal	1,033	10
ASML Holding N.V.	255	26
Boskalis Westminster N.V.	7	—	@
CNH Industrial N.V.	41	—	@
Fiat Chrysler Automobiles N.V. (e)	709	10
Heineken N.V.	218	17
ING Groep N.V. CVA	2,882	48
Koninklijke Ahold N.V.	1,042	20
Koninklijke DSM N.V.	7	—	@
Koninklijke KPN N.V.	3,372	13
Koninklijke Philips N.V.	935	24
Koninklijke Vopak N.V.	39	2
OCI N.V. (e)	11	—	@
Reed Elsevier N.V.	735	17
Unilever N.V. CVA	1,140	48
Wolters Kluwer N.V.	471	14
		283
New Zealand (0.0%)
Auckland International Airport Ltd.	523	2

Norway (0.0%)
DNB ASA	80	1
Gjensidige Forsikring ASA	32	1
Norsk Hydro ASA	61	—	@
Telenor ASA	125	2

Yara International ASA	13	1
		5
Portugal (0.1%)
Banco Comercial Portugues SA (e)	24,703	2
EDP - Energias de Portugal SA	3,959	15
		17
Singapore (0.1%)
CapitaLand Ltd.	1,500	4
City Developments Ltd.	500	4
Global Logistic Properties Ltd.	1,700	3
		11
South Africa (0.0%)
SABMiller PLC	142	7

Spain (2.5%)
Abertis Infraestructuras SA	238	4
ACS Actividades de Construccion y Servicios SA	12	—	@
Amadeus IT Holding SA, Class A	453	18
Banco Bilbao Vizcaya Argentaria SA	5,324	52
Banco de Sabadell SA	6,808	16
Banco Popular Espanol SA	1,181	6
Banco Santander SA	10,278	72
Bankia SA (e)	6,289	8
Bankinter SA	485	4
CaixaBank SA	5,975	28
Enagas SA	145	4
Ferrovial SA	251	5
Gas Natural SDG SA	76	2
Iberdrola SA	5,448	37
Inditex SA	912	30
Obrascon Huarte Lain SA	21	—	@
Red Electrica Corp., SA	62	5
Repsol SA	1,302	23
Telefonica SA	3,607	51
		365
Sweden (0.1%)
Alfa Laval AB	23	—	@
Atlas Copco AB, Class A	46	1
Atlas Copco AB, Class B	19	—	@
Castellum AB	206	3
Hennes & Mauritz AB, Class B	44	2
ICA Gruppen AB	7	—	@
Millicom International Cellular SA SDR	5	—	@
Nordea Bank AB	143	2
Sandvik AB	47	1
Skandinaviska Enskilda Banken AB, Class A	49	1
Skanska AB, Class B	35	1
SKF AB, Class B	21	1
Svenska Handelsbanken AB, Class A	33	1
Swedbank AB, Class A	14	—	@
Tele2 AB, Class B	30	—	@
TeliaSonera AB	322	2
Volvo AB, Class B	103	1
		16

Switzerland (0.3%)
ABB Ltd. (Registered)	117	2
Cie Financiere Richemont SA (Registered)	23	2
Coca-Cola HBC AG	28	1
Credit Suisse Group AG (Registered) (e)	69	2
Flughafen Zuerich AG (Registered)	2	2
Holcim Ltd. (Registered) (e)	23	2
Julius Baer Group Ltd. (e)	5	—	@
Kuehne & Nagel International AG (Registered)	5	1
Novartis AG (Registered)	95	9
Roche Holding AG (Genusschein)	28	8
Swatch Group AG (The)	2	1
Swatch Group AG (The)	9	1
Swiss Prime Site AG (Registered) (e)	38	3
Swiss Re AG	5	—	@
Syngenta AG (Registered)	5	2
UBS Group AG (Registered)	156	3
Zurich Insurance Group AG (e)	5	1
		40
United Kingdom (3.1%)
Aberdeen Asset Management PLC	55	—	@
Admiral Group PLC	14	—	@
Aggreko PLC	16	—	@
Anglo American PLC	42	1
ARM Holdings PLC	339	6
Ashtead Group PLC	27	—	@
AstraZeneca PLC	220	14
Aviva PLC	963	7
Babcock International Group PLC	35	1
BAE Systems PLC	981	7
Barclays PLC	2,977	12
BG Group PLC	450	8
BHP Billiton PLC	402	8
BP PLC	2,445	16
British American Tobacco PLC	248	13
British Land Co., PLC REIT	513	6
BT Group PLC	1,685	12
Bunzl PLC	27	1
Burberry Group PLC	21	1
Capita PLC	16	—	@
Capital & Counties Properties PLC	569	4
Centrica PLC	333	1
Compass Group PLC	518	9
Croda International PLC	14	1
Diageo PLC	351	10
Direct Line Insurance Group PLC	57	—	@
Dixons Carphone PLC	42	—	@
Experian PLC	28	1
G4S PLC	74	—	@
GKN PLC	71	—	@
GlaxoSmithKline PLC	863	18
Glencore PLC	2,151	9
Hammerson PLC REIT	564	5
Hargreaves Lansdown PLC	30	1
Henderson Group PLC	571	2
HSBC Holdings PLC	3,136	28
Imperial Tobacco Group PLC	166	8
Inmarsat PLC	30	—	@
Intertek Group PLC	7	—	@

ITV PLC	129	1
J Sainsbury PLC	97	—	@
Johnson Matthey PLC	26	1
Kingfisher PLC	51	—	@
Land Securities Group PLC REIT	397	8
Legal & General Group PLC	417	2
Lloyds Banking Group PLC	10,804	14
London Stock Exchange Group PLC	21	1
Lonmin PLC (e)	3	—	@
Marks & Spencer Group PLC	51	—	@
Melrose Industries PLC	102	—	@
National Grid PLC	3,184	41
Next PLC	54	6
Old Mutual PLC	221	1
Pearson PLC	16	—	@
Pennon Group PLC	221	3
Prudential PLC	610	15
Randgold Resources Ltd.	3	—	@
Reckitt Benckiser Group PLC	103	9
Reed Elsevier PLC	44	1
Rio Tinto PLC	243	10
Rolls-Royce Holdings PLC	353	5
Royal Bank of Scotland Group PLC (e)	113	1
Royal Dutch Shell PLC, Class A	757	21
RSA Insurance Group PLC	58	—	@
Schroders PLC	14	1
Severn Trent PLC	191	6
Shire PLC	106	9
Sky PLC	94	2
Smiths Group PLC	42	1
Sports Direct International PLC (e)	25	—	@
SSE PLC	54	1
Standard Chartered PLC	103	2
Standard Life PLC	90	1
Taylor Wimpey PLC	1,417	4
Tesco PLC	1,390	5
Travis Perkins PLC	41	1
Unilever PLC	218	9
United Utilities Group PLC	477	7
Verizon Communications, Inc.	200	9
Vodafone Group PLC	4,650	17
Weir Group PLC (The)	14	—	@
WM Morrison Supermarkets PLC	166	1
Wolseley PLC	138	9
WPP PLC	451	10
		445
United States (12.2%)
Aaron’s, Inc.	100	4
Abbott Laboratories	100	5
AbbVie, Inc.	100	7
Actuant Corp., Class A	200	5
Aflac, Inc.	300	19
AGL Resources, Inc.	100	5
Alexandria Real Estate Equities, Inc. REIT	100	9
Allstate Corp. (The)	200	13
Altria Group, Inc.	100	5
American Campus Communities, Inc. REIT	100	4
American Electric Power Co., Inc.	100	5
American Express Co.	100	8

American International Group, Inc.	100	6
American Realty Capital Properties, Inc. REIT	300	2
American Tower Corp. REIT	200	19
American Water Works Co., Inc.	100	5
Apple, Inc.	500	63
Applied Materials, Inc.	300	6
Aqua America, Inc.	100	2
Archer-Daniels-Midland Co.	100	5
AT&T, Inc.	500	18
Atmos Energy Corp.	100	5
Automatic Data Processing, Inc.	100	8
Bank of America Corp.	900	15
Bank of New York Mellon Corp. (The)	100	4
BB&T Corp.	100	4
Bed Bath & Beyond, Inc. (e)	100	7
Best Buy Co., Inc.	200	7
Bloomin’ Brands, Inc.	100	2
Boston Properties, Inc. REIT	100	12
Bristol-Myers Squibb Co.	100	7
Cabot Oil & Gas Corp.	100	3
California Resources Corp.	500	3
Callaway Golf Co.	300	3
Capital One Financial Corp.	100	9
CBS Corp., Class B	100	6
Celadon Group, Inc.	200	4
Celgene Corp. (e)	100	12
CenterPoint Energy, Inc.	200	4
Charles Schwab Corp. (The)	100	3
Cheniere Energy, Inc. (e)	100	7
Chevron Corp.	100	10
Cisco Systems, Inc.	500	14
Citigroup, Inc.	300	17
Coca-Cola Co.	300	12
Cognizant Technology Solutions Corp., Class A (e)	100	6
Colgate-Palmolive Co.	100	7
Comcast Corp., Class A	100	6
ConocoPhillips	100	6
Consolidated Edison, Inc.	200	12
Corning, Inc.	300	6
Crown Castle International Corp. REIT	200	16
CSX Corp.	100	3
CVS Health Corp.	100	10
Danaher Corp.	100	9
Darden Restaurants, Inc.	100	7
DDR Corp. REIT	300	5
Digital Realty Trust, Inc. REIT	100	7
Discover Financial Services	100	6
Dollar General Corp.	200	16
Dollar Tree, Inc. (e)	100	8
Dominion Resources, Inc.	100	7
Dow Chemical Co. (The)	100	5
Duke Energy Corp.	100	7
Duke Realty Corp. REIT	200	4
Eaton Corp., PLC	100	7
eBay, Inc. (e)	100	6
EI du Pont de Nemours & Co.	100	6
Eli Lilly & Co.	100	8
EMC Corp.	300	8
Emerson Electric Co.	100	6
Equity Lifestyle Properties, Inc. REIT	100	5
Equity Residential REIT	200	14

Eversource Energy	200	9
Exelon Corp.	100	3
Extra Space Storage, Inc. REIT	100	7
Exxon Mobil Corp.	200	17
Facebook, Inc., Class A (e)	100	9
Family Dollar Stores, Inc.	100	8
Ford Motor Co.	300	5
Franklin Resources, Inc.	100	5
Gap, Inc. (The)	300	11
General Electric Co.	800	21
General Growth Properties, Inc. REIT	200	5
General Mills, Inc.	100	6
General Motors Co.	100	3
Gilead Sciences, Inc.	200	23
H&R Block, Inc.	200	6
Halliburton Co.	100	4
Hanesbrands, Inc.	200	7
HCP, Inc. REIT	200	7
Health Care REIT, Inc.	200	13
Heartland Express, Inc.	200	4
Hewlett-Packard Co.	100	3
Highwoods Properties, Inc. REIT	100	4
Home Depot, Inc.	100	11
Host Hotels & Resorts, Inc. REIT	300	6
Illinois Tool Works, Inc.	100	9
IMI PLC	14	—	@
Intel Corp.	500	15
Invacare Corp.	100	2
ITC Holdings Corp.	100	3
Johnson & Johnson	100	10
Johnson Controls, Inc.	100	5
JPMorgan Chase & Co.	200	14
KB Home	300	5
Kilroy Realty Corp. REIT	100	7
Kimco Realty Corp. REIT	200	5
Kinder Morgan, Inc.	1,000	38
Kohl’s Corp.	100	6
Kroger Co. (The)	100	7
L Brands, Inc.	200	17
Liberty Global PLC Series C (e)	100	5
Liberty Property Trust REIT	100	3
Lincoln National Corp.	200	12
Lowe’s Cos., Inc.	100	7
Macerich Co. (The) REIT	100	7
Macy’s, Inc.	200	13
Marriott International, Inc., Class A	200	15
Marsh & McLennan Cos., Inc.	100	6
Mastercard, Inc., Class A	100	9
McDonald’s Corp.	100	10
Medtronic PLC	200	15
Merck & Co., Inc.	100	6
MetLife, Inc.	700	39
Micron Technology, Inc. (e)	100	2
Microsoft Corp.	600	26
Mid-America Apartment Communities, Inc. REIT	100	7
Mondelez International, Inc., Class A	100	4
National Health Investors, Inc. REIT	100	6
National Oilwell Varco, Inc.	100	5
National Retail Properties, Inc. REIT	100	3
Newmont Mining Corp.	200	5
NIKE, Inc., Class B	100	11

NiSource, Inc.	200	9
Nordstrom, Inc.	100	7
Occidental Petroleum Corp.	100	8
Omnicom Group, Inc.	100	7
ONEOK, Inc.	100	4
Oracle Corp.	300	12
Peabody Energy Corp.	1,400	3
Pepco Holdings, Inc.	100	3
PepsiCo, Inc.	100	9
Pfizer, Inc.	500	17
PG&E Corp.	300	15
Philip Morris International, Inc.	100	8
PNC Financial Services Group, Inc. (The)	100	10
PPL Corp.	100	3
Principal Financial Group, Inc.	200	10
PrivateBancorp, Inc.	100	4
Procter & Gamble Co. (The)	100	8
ProLogis, Inc. REIT	200	7
Prudential Financial, Inc.	300	26
Public Storage REIT	100	18
QEP Resources, Inc.	200	4
QUALCOMM, Inc.	100	6
Realty Income Corp. REIT	100	4
Regency Centers Corp. REIT	100	6
Reynolds American, Inc.	29	2
Ross Stores, Inc.	200	10
SBA Communications Corp., Class A (e)	100	11
Schlumberger Ltd.	100	9
Sempra Energy	100	10
Simon Property Group, Inc. REIT	100	17
Sonic Automotive, Inc., Class A	200	5
Southern Co. (The)	100	4
Spectra Energy Corp.	500	16
Starbucks Corp.	100	5
T. Rowe Price Group, Inc.	100	8
Talen Energy Corp. (e)	12	—	@
Talmer Bancorp, Inc., Class A	200	3
Target Corp.	500	41
TE Connectivity Ltd.	100	6
Texas Instruments, Inc.	100	5
Textron, Inc.	100	4
Time Warner, Inc.	100	9
Titan International, Inc.	200	2
TJX Cos., Inc. (The)	500	33
Torchmark Corp.	100	6
Twenty-First Century Fox, Inc., Class A	100	3
UDR, Inc. REIT	100	3
Union Pacific Corp.	200	19
UnitedHealth Group, Inc.	100	12
Unum Group	200	7
Urban Outfitters, Inc. (e)	100	3
US Bancorp	100	4
Ventas, Inc. REIT	200	12
VF Corp.	100	7
Visa, Inc., Class A	100	7
Vornado Realty Trust REIT	100	9
Wal-Mart Stores, Inc.	100	7
Walgreens Boots Alliance, Inc.	200	17
Walt Disney Co. (The)	100	11
Wells Fargo & Co.	200	11
Williams Cos., Inc. (The)	600	34

Williams-Sonoma, Inc.	100	8
WP Carey, Inc. REIT	100	6
Yahoo!, Inc. (e)	100	4
Yum! Brands, Inc.	100	9
		1,769
Total Common Stocks (Cost $5,874)		5,618

Investment Companies (7.1%)
United States (7.1%)
Morgan Stanley Institutional Fund Trust - High Yield Portfolio (h)	57,692	594
Morgan Stanley Institutional Fund, Inc. - Emerging Markets External Debt Portfolio (i)	47,690	440
Total Investment Companies (Cost $1,054)		1,034

Short-Term Investments (15.4%)
Investment Company (13.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j) (Cost $1,951)	1,950,745	1,951

	Face Amount (000)	Value (000)
U.S. Treasury Securities (1.9%)
U.S. Treasury Bills,
0.03%, 12/10/15 (k)(l)	$20	20
0.04%, 12/10/15 (k)(l)	20	20
0.07%, 12/10/15 (k)(l)	40	40
0.09%, 12/10/15 (k)(l)	198	198
Total U.S. Treasury Securities (Cost $278)		278
Total Short-Term Investments (Cost $2,229)		2,229
Total Investments (102.4%) (Cost $15,347) (m)+		14,853
Liabilities in Excess of Other Assets (-2.4%)		(350)
Net Assets (100.0%)		$14,503

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.
(e)	Non-income producing security.
(f)	Security trades on the Hong Kong exchange.
(g)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(h)

For the two months ended June 30, 2015, the cost of purchases in Morgan Stanley Institutional Fund Trust - High Yield Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $600,000.

(i)

For the two months ended June 30, 2015, the cost of purchases and the proceeds from sales of Morgan Stanley Institutional Fund, Inc. - Emerging Markets External Debt Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $750,000 and $285,000, respectively, including net realized losses of approximately $10,000.

(j)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the two months ended June 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(k)	Rate shown is the yield to maturity at June 30, 2015.
(l)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(m)

Securities are available for collateral in connection with securities purchased on a forward commitment basis, open call options written, foreign currency forward exchange contracts, futures contracts and swap agreements.

+

At June 30, 2015, the U.S. Federal income tax cost basis of investments was approximately $15,347,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $494,000 of which approximately $44,000 related to appreciated securities and approximately $538,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.

Call Options Written:

The Portfolio had the following call options written open at June 30, 2015:

Currency Amount		Description	Strike Price	Expiration Date	Value (000)
EUR	100	Euro Stoxx 50 Index (Premiums received $9)	$3,500.00	Jul-15	$(7)
JPY	3,000	NIKKEI Index (Premiums received $8)	20,375.00	Jul-15	(5)
USD	93	iShares MSCI Emerging Markets Index Fund (Premiums received $6)	40.50	Jul-15	(3)
USD	3	S&P 500 Index (Premiums received $7)	2,125.00	Jul-15	(1)
					$(16)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG	USD	66	$66	7/3/15	CAD	83	$66	$ (—	)@
Deutsche Bank AG	USD	16	16	7/3/15	ZAR	193	16	—	@
HSBC Bank PLC	CAD	83	66	7/3/15	USD	66	66	(—	)@
HSBC Bank PLC	NZD	252	171	7/3/15	USD	180	180	9
JPMorgan Chase Bank NA	USD	18	18	7/3/15	THB	625	18	—	@
UBS AG	AUD	61	47	7/3/15	USD	46	46	(1)
UBS AG	CHF	52	56	7/3/15	USD	56	56	(—	)@
UBS AG	EUR	331	368	7/3/15	USD	368	368	(—	)@
UBS AG	GBP	30	47	7/3/15	USD	46	46	(1)
UBS AG	KRW	93,150	83	7/3/15	USD	83	83	(—	)@
UBS AG	PLN	204	54	7/3/15	USD	55	55	1
UBS AG	USD	47	47	7/3/15	AUD	61	47	(—	)@
UBS AG	USD	55	55	7/3/15	CHF	52	56	1
UBS AG	USD	361	361	7/3/15	EUR	331	368	7
UBS AG	USD	530	530	7/3/15	JPY	65,823	537	7
UBS AG	USD	83	83	7/3/15	KRW	93,150	83	—	@
UBS AG	USD	69	69	7/3/15	SEK	577	69	—	@
UBS AG	USD	11	11	7/3/15	SGD	15	11	(—	)@
Bank of America NA	GBP	20	32	7/23/15	USD	32	32	—	@
Bank of America NA	USD	97	97	7/23/15	EUR	87	97	(—	)@
Bank of America NA	USD	128	128	7/23/15	GBP	82	129	1
Bank of Montreal	AUD	163	127	7/23/15	USD	127	127	—	@
Bank of Montreal	NZD	137	92	7/23/15	USD	95	95	3
Bank of Montreal	USD	12	12	7/23/15	TRY	32	12	(—	)@
Barclays Bank PLC	AUD	54	42	7/23/15	USD	42	42	—	@

Barclays Bank PLC	BRL	121	39	7/23/15	USD	39	39	(—	)@
Barclays Bank PLC	USD	32	32	7/23/15	BRL	103	33	1
Barclays Bank PLC	USD	58	58	7/23/15	GBP	37	58	—	@
Citibank NA	THB	4,234	125	7/23/15	USD	125	125	—	@
Citibank NA	USD	45	45	7/23/15	INR	2,872	45	(—	)@
Commonwealth Bank of Australia	AUD	215	165	7/23/15	USD	166	166	1
Credit Suisse International	NZD	64	43	7/23/15	USD	44	44	1
Deutsche Bank AG	USD	63	63	7/23/15	HKD	491	63	(—	)@
Deutsche Bank AG	USD	46	46	7/23/15	JPY	5,639	46	—	@
Deutsche Bank AG	USD	15	15	7/23/15	MYR	55	15	(—	)@
JPMorgan Chase Bank NA	EUR	1,583	1,765	7/23/15	USD	1,779	1,779	14
JPMorgan Chase Bank NA	GBP	188	296	7/23/15	USD	296	296	—	@
JPMorgan Chase Bank NA	KRW	164,585	147	7/23/15	USD	147	147	(—	)@
JPMorgan Chase Bank NA	KRW	40,356	36	7/23/15	USD	36	36	(—	)@
JPMorgan Chase Bank NA	PLN	136	36	7/23/15	USD	37	37	1
JPMorgan Chase Bank NA	RUB	1,329	24	7/23/15	USD	24	24	(—	)@
JPMorgan Chase Bank NA	TWD	694	22	7/23/15	USD	22	22	(—	)@
JPMorgan Chase Bank NA	USD	211	211	7/23/15	CAD	261	208	(3)
JPMorgan Chase Bank NA	USD	64	64	7/23/15	CHF	59	64	(—	)@
JPMorgan Chase Bank NA	USD	41	41	7/23/15	DKK	274	41	(—	)@
JPMorgan Chase Bank NA	USD	435	435	7/23/15	GBP	278	437	2
JPMorgan Chase Bank NA	USD	471	471	7/23/15	JPY	58,073	475	4
JPMorgan Chase Bank NA	USD	41	41	7/23/15	MXN	638	40	(1)
JPMorgan Chase Bank NA	USD	34	34	7/23/15	RUB	1,908	34	(—	)@
JPMorgan Chase Bank NA	USD	16	16	7/23/15	SEK	128	16	(—	)@
JPMorgan Chase Bank NA	USD	36	36	7/23/15	SGD	48	36	(—	)@
JPMorgan Chase Bank NA	USD	19	19	7/23/15	TWD	601	19	—	@
State Street Bank and Trust Co.	EUR	13	15	7/23/15	USD	15	15	—	@
State Street Bank and Trust Co.	JPY	2,399	20	7/23/15	USD	20	20	—	@

State Street Bank and Trust Co.	THB	1,903	56	7/23/15	USD	56	56	(—	)@
UBS AG	EUR	65	72	7/23/15	USD	73	73	1
UBS AG	MXN	208	13	7/23/15	USD	13	13	—	@
UBS AG	USD	45	45	7/23/15	INR	2,879	45	—	@
UBS AG	USD	15	15	7/23/15	ZAR	190	15	—	@
UBS AG	ZAR	205	17	7/23/15	USD	17	17	—	@
Deutsche Bank AG	CAD	83	66	8/5/15	USD	66	66	—	@
UBS AG	AUD	61	47	8/5/15	USD	47	47	—	@
UBS AG	USD	56	56	8/5/15	CHF	52	56	—	@
UBS AG	USD	368	368	8/5/15	EUR	331	368	—	@
UBS AG	USD	83	83	8/5/15	KRW	93,150	83	—	@
Citibank NA	CNY	289	45	5/19/16	USD	46	46	1
Citibank NA	CNY	847	134	5/19/16	USD	136	136	2
Deutsche Bank AG	CNY	565	89	5/19/16	USD	90	90	1
			$8,144				$8,196	$52

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Brent Crude Futures (United Kingdom)	2	$131	Nov-15	$(8)
JPN 10 yr. Bond (Japan)	1	1,201	Sep-15	3
MSCI Emerging Market E Mini (United States)	10	480	Sep-15	(— )@
NIKKEI 225 Index (Japan)	7	578	Sep-15	(8)
S&P 500 E MINI Index (United States)	14	1,438	Sep-15	(28)
SGX S&P CNX Nifty (Singapore)	5	84	Jul-15	1
U.S. Treasury 10 yr. Note (United States)	2	252	Sep-15	— @
U.S. Treasury 5 yr. Note (United States)	3	358	Sep-15	(— )@
Short:
Copper Futures (United States)	1	(65)	Sep-15	— @
Euro Stoxx 50 Index (Germany)	28	(1,072)	Sep-15	(7)
FTSE China A50 Index (Singapore)	9	(112)	Jul-15	(2)
U.S. Treasury 10 yr. Note (United States)	7	(883)	Sep-15	7
U.S. Treasury 2 yr. Note (United States)	3	(657)	Sep-15	(1)
U.S. Treasury Long Bond (United States)	1	(151)	Sep-15	4
UK Long Gilt Bond (United Kingdom)	1	(182)	Sep-15	2
				$(37)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)		Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)		Value (000)	Credit Rating of Reference Obligation†
Bank of America NA
Russian Federation	Sell		$120	1.00%	6/20/20	$(14)	$3		$(11)	BB+
JPMorgan Chase Bank NA
People’s Republic of China	Buy	220		1.00	6/20/20	(1)	(—	)@	(1)	AA-
JPMorgan Chase Bank NA
Australian Government	Buy	190		1.00	6/20/20	(6)	(—	)@	(6)	AAA
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	1,310		1.00	6/20/20	(21)	—	@	(21)	NR
Morgan Stanley & Co., LLC*
ITRAXX.XO.23	Sell	EUR	26	5.00	6/20/20	3	(—	)@	3	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Sell		$94	5.00	6/20/20	6	(—	)@	6	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Buy	505		5.00	6/20/20	(32)	—	@	(32)	NR
			$2,465			$(65)	$3		$(62)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	3 Month LIBOR	Receive	2.09%	5/4/25	$450	$2
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.97	6/9/17	1,900	(4)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.95	6/10/17	830	(2)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.93	6/29/17	1,641	(2)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.64	5/5/20	900	2
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	5/28/20	900	(—	)@
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.79	7/1/20	310	(—	)@
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.79	7/1/20	310	(—	)@
						$(4)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at June 30, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	$201	3 Month USD LIBOR minus 0.24%	Pay	2/23/16	$11

Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	48	3 Month USD LIBOR minus 0.24%	Pay	2/23/16	—	@
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	32	3 Month USD LIBOR minus 0.24%	Pay	2/23/16	(—	)@
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	10	3 Month USD LIBOR minus 0.25%	Pay	2/23/16	—	@
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	23	3 Month USD LIBOR minus 0.25%	Pay	2/24/16	2
Bank of America NA	MSCI U.S. REIT Index	36	3 Month USD LIBOR plus 0.12%	Pay	7/5/16	—	@
Bank of America NA	MSCI U.S. REIT Index	73	3 Month USD LIBOR plus 0.12%	Pay	7/5/16	—	@
Citibank NA	S&P 500 Consumer Staples Index	350	3 Month USD LIBOR minus 0.17%	Pay	6/9/16	(2)
Goldman Sachs International	GS China Exposed Autos Index††	110	3 Month USD LIBOR minus 0.10%	Pay	5/26/16	7
Goldman Sachs International	GS China Exposed Autos Index††	229	3 Month USD LIBOR minus 0.10%	Pay	5/26/16	1
JPMorgan Chase Bank NA	JPM Aerospace Index††	343	3 Month USD LIBOR minus 0.26%	Pay	9/8/15	17
JPMorgan Chase Bank NA	JPM Global Machinery Index††	108	3 Month USD LIBOR minus 0.55%	Pay	11/6/15	6
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	118	3 Month USD LIBOR minus 0.30%	Pay	11/9/15	2
JPMorgan Chase Bank NA	JPM Global Auto Components Index††	68	3 Month USD LIBOR minus 0.33%	Pay	12/17/15	2
JPMorgan Chase Bank NA	JPM Elevators Index††	45	3 Month USD LIBOR minus 0.42%	Pay	4/5/16	2

JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	112	3 Month USD LIBOR minus 0.025%	Pay	4/18/16	(6)
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	50	3 Month USD LIBOR minus 0.05%	Pay	4/18/16	(3)
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Dividend Basket Index††	70	3 Month USD LIBOR minus 0.18%	Pay	6/13/16	1
						$40

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with GS China Exposed Autos Index as of June 30, 2015.

Security Description	Index Weight
GS China Exposed Autos Index
Bayerische Motoren Werke AG	11.74%
Daimler AG	27.35
Ford Motor Co.	17.40
General Motors Co.	13.70
Hyundai Motor Co.	6.29
Kia Motors Corp.	3.60
Nissan Motor Co., Ltd.	8.29
Volkswagen AG	11.63
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of June 30, 2015.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group SE	14.04%
B/E Aerospace, Inc.	1.75
Boeing Co. (The)	32.67
Bombardier, Inc.	0.97
KLX, Inc.	0.70
Precision Castparts Corp.	9.90
Rolls-Royce Holdings PLC	7.28
Safran SA	7.89
Textron, Inc.	5.36
Thales SA	2.29
TransDigm Group, Inc.	3.63
United Technologies Corp.	10.89
Zodiac Aerospace	2.63
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Global Machinery Index as of June 30, 2015.

Security Description	Index Weight
JPM Global Machinery Index
Alfa Laval AB	2.46%
Atlas Copco AB	4.00
Atlas Copco AB	7.70
CNH Industrial N.V.	4.07
CRRC Corp. Ltd.	1.28
Daewoo Shipbuilding & Marine Engineering	0.57
Doosan Infracore Co., Ltd.	0.51
GEA Group AG	3.50
Hino Motors Ltd.	1.31
Hitachi Construction Machinery Co., Ltd.	0.75
Hiwin Technologies Corp.	0.56
Hyundai Heavy Industries Co., Ltd.	1.70
Hyundai Mipo Dockyard Co., Ltd.	0.25
IMI PLC	2.14
JTEKT Corp.	1.56
Kawasaki Heavy Industries Ltd.	2.56
Komatsu Ltd.	7.43
Kone Oyj	5.33
Kubota Corp.	6.96
MAN SE	1.54
Melrose Industries PLC	2.00
Metso Oyj	1.33
NGK Insulators Ltd.	2.94
Samsung Heavy Industries Co., Ltd.	1.10
Sandvik AB	5.27
Schindler Holding AG	1.48
Schindler Holding AG	3.16
Sembcorp Marine Ltd.	0.77
SMC Corp.	6.55
Sulzer AG	1.03
Sumitomo Heavy Industries Ltd.	1.23
Vallourec SA	0.87
Volvo AB	8.58
Wartsila Oyj	3.09
Weichai Power Co., Ltd.	0.74
Weir Group PLC (The)	2.48
Yangzijiang Shipbuilding Holdings Ltd.	0.82
Zoomlion Heavy Industry Science & Tech	0.38
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Machinery Index as of June 30, 2015.

Security Description	Index Weight
JPM U.S. Machinery Index
AGCO Corp.	2.00%
Caterpillar, Inc.	21.72
Cummins, Inc.	9.23
Deere & Co.	12.75
Dover Corp.	4.68
Flowserve Corp.	2.81
Illinois Tool Works, Inc.	13.85
Ingersoll-Rand PLC	7.27
Joy Global, Inc.	1.50
PACCAR, Inc.	8.92
Parker-Hannifin Corp.	6.47
Pentair PLC	5.17
SPX Corp.	1.08
Xylem, Inc.	2.55
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Global Auto Components Index as of June 30, 2015.

Security Description	Index Weight
JPM Global Auto Components Index
Aisin Seiki Co., Ltd.	2.68%
Autoliv, Inc.	3.56
BorgWarner, Inc.	4.29
Bridgestone Corp.	7.92
Cheng Shin Rubber Industry Co., Ltd.	1.17
Cie Generale des Etablissements Michelin	6.40
Continental AG	8.53
Delphi Automotive PLC	8.40
Denso Corp.	7.97
GKN PLC	2.83
Halla Visteon Climate Control Corp	0.42
Hankook Tire Co., Ltd.	0.91
Hyundai Mobis Co., Ltd.	4.23
Hyundai Wia Corp.	0.49
Johnson Controls, Inc.	10.88
Koito Manufacturing Co., Ltd.	1.23
Magna International, Inc.	7.90
NGK Spark Plug Co., Ltd.	1.63
NHK Spring Co., Ltd.	0.58
NOK Corp.	0.97
Nokian Renkaat Oyj	1.17
Pirelli & C. SpA	1.32
Stanley Electric Co., Ltd.	0.98
Sumitomo Electric Industries Ltd.	3.85
Sumitomo Rubber Industries Ltd.	0.87
Toyoda Gosei Co., Ltd.	0.51
Toyota Industries Corp.	3.06
Valeo SA	3.90
Yokohama Rubber Co., Ltd (The)	1.35
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Elevators Index as of June 30, 2015.

Security Description	Index Weight
JPM Elevators Index
Fujitec Co., Ltd.	2.60%
Kone Oyj	37.93
Schindler Holding AG	25.37
United Technologies Corp.	34.10
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Chase U.S. Refiners Index as of June 30, 2015.

Security Description	Index Weight
JPMorgan Chase U.S. Refiners Index
Delek U.S. Holdings, Inc.	1.30%
Holly Frontier Corp.	6.96
Marathon Petroleum Corp.	20.15
PBF Energy, Inc.	2.70
Phillips 66	23.57
Tesoro Corp.	15.05
Valero Energy Corp.	27.16
Western Refining, Inc.	3.11
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Chase U.S. Dividend Basket Index as of June 30, 2015.

Security Description	Index Weight
JPMorgan Chase U.S. Dividend Basket Index
AbbVie, Inc.	0.53%
Abercrombie & Fitch Co.	0.49
Acadia Realty Trust	0.50
AES Corp.	0.54
Alexandria Real Estate Equities, Inc.	0.50
ALLETE, Inc.	0.50
Alliant Energy Corp.	0.52
American Campus Communities, Inc.	0.51
American Eagle Outfitters, Inc.	0.54
American Electric Power Co., Inc.	0.51
American Financial Group, Inc.	0.54
Apartment Investment & Management Co.	0.53
Arthur J Gallagher & Co.	0.52
Associated Estates Realty Corp.	0.53
Atmos Energy Corp.	0.52
Atwood Oceanic’s, Inc.	0.47
AvalonBay Communities, Inc.	0.52
Avon Products, Inc.	0.52
Bank of Hawaii Corp.	0.55
Baxter International, Inc.	0.57
Black Hills Corp	0.50
Brady Corp.	0.53
Brookline Bancorp, Inc.	0.31
Brooks Automation, Inc.	0.33
CA, Inc.	0.52
Camden Property Trust	0.53
Caterpillar, Inc.	0.53
Cato Corp. (The)	0.55
CDI Corp.	0.09
Cedar Realty Trust, Inc.	0.38
Cincinnati Financial Corp.	0.52
Cisco Systems, Inc.	0.51
City Holding Co.	0.28
Cleco Corp.	0.53
CMS Energy Corp.	0.52
Coach, Inc.	0.51
Coca-Cola Co.	0.51
Commercial Metals Co.	0.52
Community Bank System, Inc.	0.46

Compass Minerals International, Inc.	0.50
Comtech Telecommunications Corp.	0.30
CoreSite Realty Corp.	0.51
Cousins Properties, Inc.	0.53
Crown Castle International Corp.	0.51
CVB Financial Corp.	0.56
Cypress Semiconductor Corp.	0.47
Daktronics, Inc.	0.47
Darden Restaurants, Inc.	0.58
Denbury Resources, Inc.	0.48
Diamond Rock Hospitality Co.	0.52
Diebold, Inc.	0.52
Dime Community Bancshares, Inc.	0.30
Dine Equity, Inc.	0.53
Dominion Resources, Inc.	0.52
Domtar Corp.	0.50
Douglas Emmett, Inc.	0.50
Dow Chemical Co. (The)	0.51
DTE Energy Co.	0.51
Duke Realty Corp.	0.51
East Group Properties, Inc.	0.53
Eaton Corp PLC	0.50
Edison International	0.50
El Paso Electric Co.	0.52
Emerson Electric Co.	0.50
Equity One, Inc.	0.51
Equity Residential	0.52
Eversource Energy	0.51
Exelon Corp.	0.50
Exxon Mobil Corp.	0.52
Federated Investors, Inc.	0.51
First Commonwealth Financial Corp.	0.51
First Financial Bancorp	0.40
First Merit Corp.	0.55
First Niagara Financial Group, Inc.	0.55
FNB Corp. (The)	0.56
Ford Motor Co.	0.53
General Cable Corp.	0.50
General Electric Co.	0.52
General Mills, Inc.	0.54
General Motors Co.	0.50
Great Plains Energy, Inc.	0.51
Gulf Island Fabrication, Inc.	0.17
Hancock Holding Co.	0.56
Hawaiian Electric Industries, Inc.	0.51
Helmerich & Payne, Inc.	0.52
Highwoods Properties, Inc.	0.51

Home Properties, Inc.	0.52
Horace Mann Educators Corp.	0.56
Host Hotels & Resorts, Inc.	0.53
IDACORP, Inc.	0.52
Innophos Holdings, Inc.	0.53
Intel Corp.	0.50
International Paper Co.	0.49
Intersil Corp.	0.50
Kellogg Co.	0.53
Kimberly-Clark Corp.	0.52
Kimco Realty Corp.	0.51
Kite Realty Group Trust	0.48
KLA-Tencor Corp.	0.52
Koppers Holdings, Inc.	0.50
Laclede Group, Inc. (The)	0.52
Landauer, Inc.	0.27
LaSalle Hotel Properties	0.52
Leidos Holdings, Inc.	0.50
Lexmark International, Inc.	0.53
Lockheed Martin Corp.	0.51
Lumos Networks Corp.	0.26
Macerich Co. (The)	0.49
Mack-Cali Realty Corp.	0.56
ManTech International Corp.	0.54
Marathon Oil Corp.	0.53
McDonald’s Corp.	0.53
MDC Holdings, Inc.	0.57
MDU Resources Group, Inc.	0.51
Merck & Co, Inc.	0.51
Meredith Corp.	0.52
Microchip Technology, Inc.	0.53
Mid-America Apartment Communities, Inc.	0.51
Murphy Oil Corp.	0.52
Myers Industries, Inc.	0.21
National Oilwell Varco, Inc.	0.52
National Penn Bancshares, Inc.	0.55
Navient Corp.	0.51
NBT Bancorp, Inc.	0.31
New Jersey Resources Corp.	0.51
Next Era Energy, Inc.	0.52
NIC, Inc.	0.38
Northwestern Corp.	0.51
Nucor Corp.	0.47
Nutrisystem, Inc.	0.54
Occidental Petroleum Corp.	0.53
OFG Bancorp	0.43
OGE Energy Corp.	0.51

Old National Bancorp	0.55
ONE Gas, Inc.	0.54
Owens & Minor, Inc.	0.54
PACCAR, Inc.	0.53
Packaging Corp of America	0.49
Paychex, Inc.	0.51
Pennsylvania Real Estate Investment Trust	0.50
Pepco Holdings, Inc.	0.53
Pet Med Express, Inc.	0.41
Pfizer, Inc.	0.52
PG&E Corp.	0.50
Piedmont Natural Gas Co, Inc.	0.51
Pinnacle West Capital Corp.	0.51
Pitney Bowes, Inc.	0.51
PNM Resources, Inc.	0.51
Post Properties, Inc.	0.51
Potlatch Corp.	0.52
Procter & Gamble Co. (The)	0.53
Prologis, Inc.	0.49
Provident Financial Services, Inc.	0.36
Public Service Enterprise Group, Inc.	0.51
Public Storage	0.51
Questar Corp.	0.51
Rayonier, Inc.	0.53
Regency Centers Corp.	0.50
Rent-A-Center, Inc.	0.47
Reynolds American, Inc.	0.70
Saul Centers, Inc.	0.27
Schweitzer-Mauduit International, Inc.	0.52
Scotts Miracle-Gro Co. (The)	0.52
Seagate Technology PLC	0.46
Simon Property Group, Inc.	0.51
Sonoco Products Co.	0.51
South Jersey Industries, Inc.	0.51
Southside Bancshares, Inc.	0.39
Sovran Self Storage, Inc.	0.52
Spok Holdings, Inc.	0.31
Stage Stores, Inc.	0.55
Staples, Inc.	0.49
Summit Hotel Properties, Inc.	0.52
Superior Industries International, Inc.	0.20
Sysco Corp.	0.51
Tanger Factory Outlet Centers, Inc.	0.50
Taubman Centers, Inc.	0.50
Tessera Technologies, Inc.	0.52
Time, Inc.	0.52
Tompkins Financial Corp.	0.21

TrustCo Bank Corp.	0.17
Trustmark Corp.	0.54
Tupperware Brands Corp.	0.52
UDR, Inc.	0.53
UIL Holdings Corp.	0.49
Umpqua Holdings Corp.	0.53
United Bankshares, Inc.	0.56
United Parcel Service, Inc.	0.52
Universal Corp.	0.58
Urban Edge Properties	0.50
Vectren Corp.	0.50
Waddell & Reed Financial, Inc.	0.53
Waste Management, Inc.	0.50
WEC Energy Group, Inc.	0.90
Weingarten Realty Investors	0.52
Westamerica Bancorporation	0.57
Westar Energy, Inc.	0.52
Western Refining, Inc.	0.55
Western Union Co. (The)	0.49
Weyerhaeuser Co.	0.53
WGL Holdings, Inc.	0.52
Xcel Energy, Inc.	0.52
100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not Rated.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	40.2%
Common Stocks	37.8
Short-Term Investments	15.0
Investment Companies	7.0
Total Investments	100.0	%**

**

Does not include open call options written with a value of approximately $16,000. Does not include open long/short futures contracts with an underlying face amount of approximately $7,644,000 with net unrealized depreciation of approximately $37,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $52,000 and does not include open swap agreements with net unrealized appreciation of approximately $39,000.

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (93.7%)
Aerospace & Defense (1.0%)
TransDigm Group, Inc. (a)	270,040	$60,670

Air Freight & Logistics (0.5%)
XPO Logistics, Inc. (a)(b)	614,212	27,750

Automobiles (4.6%)
Tesla Motors, Inc. (a)(b)	1,003,836	269,289

Beverages (1.2%)
Monster Beverage Corp. (a)	497,515	66,677

Biotechnology (1.7%)
Alnylam Pharmaceuticals, Inc. (a)	310,242	37,189
Intercept Pharmaceuticals, Inc. (a)	38,170	9,214
Ironwood Pharmaceuticals, Inc. (a)	2,665,365	32,144
Seattle Genetics, Inc. (a)	391,207	18,934
		97,481
Commercial Services & Supplies (1.0%)
Stericycle, Inc. (a)	440,232	58,952

Communications Equipment (1.1%)
Palo Alto Networks, Inc. (a)	377,418	65,935

Diversified Financial Services (5.9%)
McGraw Hill Financial, Inc.	1,677,372	168,492
MSCI, Inc.	2,832,655	174,350
		342,842
Electrical Equipment (0.5%)
SolarCity Corp. (a)(b)	528,518	28,302

Food Products (4.6%)
Keurig Green Mountain, Inc.	1,293,652	99,132
Mead Johnson Nutrition Co.	1,907,668	172,110
		271,242
Health Care Equipment & Supplies (3.9%)
Intuitive Surgical, Inc. (a)	473,315	229,321

Health Care Technology (2.6%)
athenahealth, Inc. (a)(b)	1,336,226	153,105

Hotels, Restaurants & Leisure (5.3%)
Chipotle Mexican Grill, Inc. (a)	40,276	24,367
Dunkin’ Brands Group, Inc. (b)	2,836,440	156,004
Panera Bread Co., Class A (a)	734,651	128,395
		308,766
Information Technology Services (4.7%)
FleetCor Technologies, Inc. (a)	896,683	139,936
Gartner, Inc. (a)	1,582,484	135,746
		275,682

Internet & Catalog Retail (3.0%)
Groupon, Inc. (a)	4,552,380	22,898
TripAdvisor, Inc. (a)	376,488	32,807
Vipshop Holdings Ltd. ADR (China) (a)	2,332,208	51,892
Zalando SE (Germany) (a)(c)	1,202,651	40,163
zulily, Inc., Class A (a)(b)	2,038,017	26,576
		174,336
Internet Software & Services (16.5%)
Autohome, Inc. ADR (China) (a)	1,286,103	65,000
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $33,909; acquired 5/1/12)	3,747,173	69,360
LendingClub Corp. (a)(b)	3,497,708	51,591
LinkedIn Corp., Class A (a)	1,171,253	242,016
MercadoLibre, Inc. (Brazil)	445,280	63,096
Pandora Media, Inc. (a)	2,727,246	42,381
Twitter, Inc. (a)	6,011,499	217,736
Yelp, Inc. (a)	673,171	28,967
Youku Tudou, Inc. ADR (China) (a)	2,658,582	65,215
Zillow Group, Inc., Class A (a)(b)	1,393,794	120,898
		966,260
Life Sciences Tools & Services (5.7%)
Illumina, Inc. (a)	1,533,505	334,856

Machinery (0.9%)
Colfax Corp. (a)	1,187,608	54,808

Media (1.2%)
Legend Pictures LLC Ltd. (a)(d)(e)(f) (acquisition cost - $38,812; acquired 3/8/12)	36,302	72,278

Pharmaceuticals (6.0%)
Endo International PLC (a)	2,103,239	167,523
Zoetis, Inc.	3,770,612	181,819
		349,342
Professional Services (4.8%)
IHS, Inc., Class A (a)	1,025,129	131,862
Verisk Analytics, Inc., Class A (a)	2,027,769	147,541
		279,403
Software (13.3%)
FireEye, Inc. (a)	3,000,653	146,762
NetSuite, Inc. (a)	511,727	46,951
ServiceNow, Inc. (a)	1,942,371	144,337
Splunk, Inc. (a)	2,828,541	196,923
Tableau Software, Inc., Class A (a)	596,565	68,784
Workday, Inc., Class A (a)	1,999,097	152,711
Zynga, Inc., Class A (a)	7,086,924	20,269
		776,737
Tech Hardware, Storage & Peripherals (0.4%)
3D Systems Corp. (a)(b)	783,167	15,288
Stratasys Ltd. (a)(b)	272,261	9,510
		24,798

Textiles, Apparel & Luxury Goods (3.3%)
Lululemon Athletica, Inc. (Canada) (a)	1,200,154	78,370
Michael Kors Holdings Ltd. (a)	1,857,195	78,169
Under Armour, Inc., Class A (a)	417,870	34,867
		191,406
Total Common Stocks (Cost $4,279,019)		5,480,238

Convertible Preferred Stocks (0.1%)
Internet & Catalog Retail (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(d)(e)(f) (acquisition cost - $18,817; acquired 12/2/11)	571,575	246

Internet Software & Services (0.1%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost - $3,365; acquired 5/25/12)	371,814	6,882
Total Convertible Preferred Stocks (Cost $22,182)		7,128

Preferred Stocks (4.4%)
Internet & Catalog Retail (3.1%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $47,799; acquired 4/16/14)	1,174,038	99,418
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost - $13,007; acquired 10/4/13)	566,827	80,625
		180,043
Internet Software & Services (0.5%)
Survey Monkey, Inc. (a)(d)(f)	1,760,030	28,865

Software (0.8%)
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost - $11,738; acquired 7/19/12)	3,835,908	33,027
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost - $3,519; acquired 10/25/13)	1,002,564	8,632
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost - $3,519; acquired 10/25/13)	1,002,564	8,632
		50,291
Total Preferred Stocks (Cost $108,534)		259,199

	Notional Amount	Value (000)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY June 2016 @ CNY 6.70	802,258,685	1,748
USD/CNY November 2015 @ CNY 6.65	1,137,270,245	450
Total Call Options Purchased (Cost $6,849)		2,198

	Shares	Value (000)
Short-Term Investments (7.5%)
Securities held as Collateral on Loaned Securities (4.7%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	192,109,951	192,110

	Face Amount (000)	Value (000)
Repurchase Agreements (1.4%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $63,077; fully collateralized by various U.S. Government obligations; 0.88% - 2.00% due 2/28/17 - 10/31/21; valued at $64,339)	$63,077	63,077
BNP Paribas Securities Corp., (0.10%, dated 6/30/15, due 7/1/15; proceeds $7,009; fully collateralized by various U.S. Government agency securities; 2.35% - 5.50% due 12/22/15 - 6/15/43 and a U.S. Government obligation; 0.63% due 7/15/16; valued at $7,149)	7,009	7,009
Merrill Lynch & Co., Inc., (0.11%, dated 6/30/15, due 7/1/15; proceeds $9,457; fully collateralized by various U.S. Government obligations; Zero Coupon - 0.25% due 5/15/16 - 2/15/24; valued at $9,646)	9,457	9,457
		79,543
Total Securities held as Collateral on Loaned Securities (Cost $271,653)		271,653

	Shares	Value (000)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $164,473)	164,473,314	164,473
Total Short-Term Investments (Cost $436,126)		436,126
Total Investments (105.7%) (Cost $4,852,710) Including $270,777 of Securities Loaned +		6,184,889
Liabilities in Excess of Other Assets (-5.7%)		(335,121)
Net Assets (100.0%)		$5,849,768

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2015 were approximately $270,777,000 and $276,598,000, respectively. The Portfolio received cash collateral of approximately $276,572,000, of which approximately $271,653,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2015, there was uninvested cash collateral of approximately $4,919,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $26,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At June 30, 2015, the Portfolio held fair valued securities valued at approximately $407,965,000, representing 7.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2015 amounts to approximately $379,100,000 and represents 6.5% of net assets.

(f)		Security has been deemed illiquid at June 30, 2015.
(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2015, advisory fees paid were reduced by approximately $142,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At June 30, 2015, the U.S. Federal income tax cost basis of investments was approximately $4,852,710,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,332,179,000 of which approximately $1,789,928,000 related to appreciated securities and approximately $457,749,000 related to depreciated securities.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	40.5%
Internet Software & Services	16.9
Software	14.0
Internet & Catalog Retail	6.0
Pharmaceuticals	5.9
Diversified Financial Services	5.8
Life Sciences Tools & Services	5.7
Hotels, Restaurants & Leisure	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2015 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (91.0%)
Agency Fixed Rate Mortgages (27.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.00%, 12/1/41	$171	$181
6.00%, 5/1/37 – 11/1/37	51	57
7.50%, 5/1/35	34	41
8.00%, 8/1/32	20	25
8.50%, 8/1/31	29	37
July TBA:
3.50%, 7/1/45 (a)	850	875
Federal National Mortgage Association,
Conventional Pools:
4.00%, 11/1/41 – 12/1/41	762	811
4.50%, 8/1/40 – 7/1/41	911	990
5.50%, 4/1/34 – 2/1/38	442	498
6.00%, 1/1/38	39	45
6.50%, 7/1/29 – 11/1/32	113	130
7.00%, 10/1/31 – 12/1/31	1	1
7.50%, 8/1/37	60	72
8.00%, 4/1/33	42	52
8.50%, 10/1/32	43	55
		3,870
Asset-Backed Securities (2.2%)
Chase Issuance Trust
1.59%, 2/18/20	200	201
CVS Pass-Through Trust
6.04%, 12/10/28	102	116
		317
Collateralized Mortgage Obligations - Agency Collateral Series (3.4%)
Federal National Mortgage Association,
IO
6.20%, 9/25/20 (b)	293	64
REMIC
9.23%, 10/25/41 (b)(c)	37	36
Government National Mortgage Association,
IO
0.83%, 8/20/58 (b)	2,615	76
3.50%, 5/20/43	527	113
5.00%, 2/16/41	97	21
5.92%, 8/16/42 (b)	477	90
5.96%, 6/20/43 (b)	482	83
		483
Corporate Bonds (36.4%)
Finance (18.4%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	120	124
ACE INA Holdings, Inc.
3.35%, 5/15/24 (d)	100	100
Aegon N.V.
4.63%, 12/1/15	75	76
American International Group, Inc.
4.88%, 6/1/22	75	82

AvalonBay Communities, Inc.
2.95%, 9/15/22	75	73
Bank of America Corp.,
MTN
4.00%, 1/22/25	80	78
4.20%, 8/26/24	25	25
4.25%, 10/22/26	23	23
5.00%, 1/21/44	20	21
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24 (d)	100	103
BNP Paribas SA
5.00%, 1/15/21	60	66
Boston Properties LP,
3.80%, 2/1/24	10	10
3.85%, 2/1/23	100	103
Brookfield Asset Management, Inc.
5.80%, 4/25/17	50	54
Capital One Financial Corp.
2.45%, 4/24/19	25	25
Citigroup, Inc.,
5.50%, 9/13/25	50	54
6.68%, 9/13/43	20	24
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88%, 2/8/22	75	78
Credit Suisse
6.00%, 2/15/18	60	66
Discover Financial Services
3.95%, 11/6/24	25	24
ERP Operating LP
3.00%, 4/15/23	55	53
General Electric Capital Corp.,
MTN
5.88%, 1/14/38	25	30
Series G
6.00%, 8/7/19	115	132
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	55	65
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	85	95
HSBC Finance Corp.
6.68%, 1/15/21	100	116
HSBC USA, Inc.
3.50%, 6/23/24 (d)	100	101
JPMorgan Chase & Co.
3.20%, 1/25/23	95	93
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (e)	25	24
Pacific LifeCorp
6.00%, 2/10/20 (e)	50	57
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	60	61
Principal Financial Group, Inc.
8.88%, 5/15/19	100	123
Realty Income Corp.
4.65%, 8/1/23	50	53
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	120	120
State Street Corp.
3.10%, 5/15/23	60	59

TD Ameritrade Holding Corp.
3.63%, 4/1/25	25	25
UnitedHealth Group, Inc.
2.88%, 3/15/23	125	121
Wells Fargo & Co.,
Series M
3.45%, 2/13/23	100	100
		2,637
Industrials (16.9%)
21st Century Fox America, Inc.
4.75%, 9/15/44	50	49
AbbVie, Inc.
3.60%, 5/14/25	25	25
Actavis Funding SCS,
3.80%, 3/15/25	5	5
4.75%, 3/15/45	25	24
Altera Corp.
2.50%, 11/15/18	100	102
Altria Group, Inc.,
2.85%, 8/9/22	55	53
5.38%, 1/31/44	5	5
Amazon.com, Inc.
1.20%, 11/29/17	100	100
Amgen, Inc.
5.15%, 11/15/41	25	26
Anadarko Petroleum Corp.
6.45%, 9/15/36	50	58
Apple, Inc.
3.85%, 5/4/43	25	23
AT&T, Inc.
4.75%, 5/15/46	25	23
Barrick Gold Corp.
4.10%, 5/1/23	50	49
BAT International Finance PLC
3.50%, 6/15/22 (d)(e)	25	25
Baxalta, Inc.
4.00%, 6/23/25 (e)	50	50
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	25	26
BP Capital Markets PLC,
3.25%, 5/6/22	50	50
3.51%, 3/17/25	25	25
Buckeye Partners LP
4.15%, 7/1/23	75	73
Cardinal Health, Inc.
3.75%, 9/15/25 (d)	25	25
Caterpillar, Inc.
3.80%, 8/15/42	25	23
Coca-Cola Co.
3.20%, 11/1/23	50	51
DirecTV Holdings LLC/DIRECTV Financing Co., Inc.
5.15%, 3/15/42	25	24
EnLink Midstream Partners LP
5.60%, 4/1/44 (d)	25	24
Ensco PLC
5.75%, 10/1/44 (d)	25	22
Freeport-McMoRan, Inc.
3.88%, 3/15/23	20	18

General Motors Financial Co., Inc.
4.00%, 1/15/25	25	25
Goldcorp, Inc.
3.70%, 3/15/23 (d)	37	36
Home Depot, Inc.
5.88%, 12/16/36	50	60
Kinder Morgan, Inc.,
4.30%, 6/1/25	25	24
5.55%, 6/1/45	25	23
LyondellBasell Industries N.V.
4.63%, 2/26/55	25	22
McDonald’s Corp.,
MTN
4.60%, 5/26/45	25	24
Merck & Co., Inc.
2.80%, 5/18/23	50	49
Motorola Solutions, Inc.
4.00%, 9/1/24 (d)	25	24
NBC Universal Media LLC
5.95%, 4/1/41	25	29
Noble Energy, Inc.
5.05%, 11/15/44 (d)	25	24
Omnicom Group, Inc.
3.65%, 11/1/24	15	15
Oracle Corp.
3.40%, 7/8/24	25	25
PepsiCo, Inc.
3.60%, 3/1/24 (d)	50	52
Phillips 66 Partners LP
4.68%, 2/15/45	25	22
Quest Diagnostics, Inc.
2.70%, 4/1/19 (d)	250	252
Sanofi
4.00%, 3/29/21	60	64
Shell International Finance BV
3.25%, 5/11/25	25	25
Spectra Energy Capital LLC
3.30%, 3/15/23	25	23
Telstra Corp., Ltd.
3.13%, 4/7/25 (e)	25	24
Tiffany & Co.
4.90%, 10/1/44	25	24
Time Warner Cable, Inc.
4.50%, 9/15/42 (d)	25	20
Toyota Motor Credit Corp.,
MTN
2.75%, 5/17/21	50	51
Tyson Foods, Inc.
3.95%, 8/15/24	5	5
United Airlines Pass-Through Trust,
Series A
3.75%, 3/3/28	15	15
4.00%, 10/11/27	100	101
Verizon Communications, Inc.
4.67%, 3/15/55 (e)	65	57
Wesfarmers Ltd.,
1.87%, 3/20/18 (e)	55	55
2.98%, 5/18/16 (e)	85	87

Yum! Brands, Inc.
3.88%, 11/1/20 (d)	175	182
		2,417
Utilities (1.1%)
Jersey Central Power & Light Co.
4.70%, 4/1/24 (d)(e)	75	79
PPL WEM Ltd./Western Power Distribution Ltd.
3.90%, 5/1/16 (e)	75	77
		156
		5,210
Sovereign (1.4%)
Credit Mutuel - CIC Home Loan SFH
1.50%, 11/16/17 (e)	200	201

U.S. Treasury Securities (20.5%)
U.S. Treasury Bonds,
2.75%, 11/15/42	425	395
3.00%, 5/15/42	405	397
U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25	534	525
U.S. Treasury Notes,
0.63%, 8/15/16	600	602
1.50%, 5/31/19	1,000	1,006
		2,925
Total Fixed Income Securities (Cost $12,751)		13,006

	Shares	Value (000)
Short-Term Investments (18.5%)
Securities held as Collateral on Loaned Securities (3.2%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	383,979	384

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $35; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/17; valued at $36)	$35	35
Merrill Lynch & Co., Inc., (0.14%, dated 6/30/15, due 7/1/15; proceeds $35; fully collateralized by a U.S. Government obligation; Zero Coupon due 7/2/15; valued at $36)	35	35
		70
Total Securities held as Collateral on Loaned Securities (Cost $454)		454

	Shares	Value (000)
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $1,297)	1,296,744	1,297

	Face Amount (000)	Value (000)
U.S. Treasury Securities (6.2%)
U.S. Treasury Bill
0.09%, 12/10/15 (g)(h)	$144	144
U.S. Treasury Note
0.25%, 7/31/15	750	750
Total U.S. Treasury Securities (Cost $894)		894
Total Short-Term Investments (Cost $2,645)		2,645
Total Investments (109.5%) (Cost $15,396) Including $913 of Securities Loaned (i)+		15,651
Liabilities in Excess of Other Assets (-9.5%)		(1,354)
Net Assets (100.0%)		$14,297

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.
(c)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2015.
(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2015 were approximately $913,000 and $934,000, respectively. The Portfolio received cash collateral of approximately $474,000, of which approximately $454,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At June 30, 2015, there was uninvested cash collateral of approximately $20,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $460,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	Rate shown is the yield to maturity at June 30, 2015.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
+

At June 30, 2015, the U.S. Federal income tax cost basis of investments was approximately $15,396,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $255,000 of which approximately $368,000 related to appreciated securities and approximately $113,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Long:
U.S. Treasury 5 yr. Note	18	$2,147	Sep-15	$(2)
U.S. Treasury Ultra Bond	7	1,078	Sep-15	(5)
Short:
U.S. Treasury 2 yr. Note	5	(1,095)	Sep-15	(3)
U.S. Treasury 10 yr. Note	1	(126)	Sep-15	(1)
U.S. Treasury Long Bond	7	(1,056)	Sep-15	(— )@
				$(11)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)		Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$250	1.00%	3/20/19	$5		$(9)	$(4)	BBB+
Barclays Bank PLC
Yum! Brands, Inc.	Buy	250	1.00	12/20/18	(5)		— @	(5)	BBB
		$500			$—	@	$(9)	$(9)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Depreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73%	3/9/20	$1,100	$(7)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.49	6/9/25	500	(3)
						$(10)

@	Value is less than $500.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	25.5%
U.S. Treasury Securities	19.2
Finance	17.4
Industrials	15.9
Short-Term Investments	14.4
Other***	7.6
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $5,502,000 with total unrealized depreciation of approximately $11,000. Does not include open swap agreements with net unrealized depreciation of approximately $19,000.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2015 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (100.5%)
Agency Adjustable Rate Mortgage (0.5%)
Federal National Mortgage Association,
Conventional Pool:
2.38%, 5/1/35	$1,030	$1,099

Agency Fixed Rate Mortgages (21.2%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.00%, 10/1/36 – 8/1/38	537	609
6.50%, 3/1/16 – 8/1/33	250	287
7.00%, 6/1/28 – 11/1/31	63	65
July TBA:
3.00%, 7/1/45 (a)	1,670	1,660
3.50%, 7/1/45 (a)	10,517	10,820
4.00%, 7/1/45 (a)	1,077	1,139
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 – 6/1/40	1,121	1,144
3.50%, 4/1/29	807	852
4.00%, 11/1/41 – 7/1/43	5,518	5,876
5.00%, 3/1/41	479	532
5.50%, 6/1/35 – 5/1/41	1,946	2,193
6.50%, 11/1/23 – 1/1/34	2,173	2,510
7.00%, 11/1/17 – 1/1/34	365	402
9.50%, 4/1/30	321	383
July TBA:
3.00%, 7/1/30 (a)	506	524
3.50%, 7/1/30 (a)	84	89
4.50%, 7/1/45 (a)	3,461	3,742
Government National Mortgage Association,
July TBA:
3.50%, 7/20/45(a)	3,044	3,159
4.00%, 7/20/45 (a)	2,820	2,989
4.50%, 7/20/45 (a)	2,450	2,642
Various Pools:
3.50%, 12/15/43	802	837
4.00%, 8/20/41 – 3/20/43	1,258	1,344
		43,798
Asset-Backed Securities (4.5%)
CAM Mortgage LLC
3.50%, 7/15/64 (b)	869	869
ContiMortgage Home Equity Loan Trust
8.10%, 8/15/25	30	29
CVS Pass-Through Trust
6.04%, 12/10/28	424	484
Invitation Homes Trust
4.93%, 8/17/32 (b)(c)	997	1,012
Mid-State Trust IV
8.33%, 4/1/30	14	15
Nationstar HECM Loan Trust,
3.84%, 5/25/18 (b)	607	607
7.50%, 11/25/17 (b)	739	743
Rmat Depositor LLC
4.83%, 6/25/35	1,065	1,066

Silver Bay Realty Trust
3.74%, 9/17/31 (b)(c)	700	700
Skopos Auto Receivables Trust
3.10%, 12/15/23 (b)	271	271
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	878	915
VOLT NPL X LLC
4.75%, 10/26/54 (b)	493	486
VOLT XIX LLC
5.00%, 4/25/55 (b)	300	301
VOLT XXII LLC
4.25%, 2/25/55 (b)	300	297
VOLT XXX LLC
4.75%, 10/25/57 (b)	400	400
VOLT XXXI LLC
4.50%, 2/25/55 (b)	400	394
VOLT XXXIII LLC
4.25%, 3/25/55 (b)	700	689
		9,278
Collateralized Mortgage Obligations - Agency Collateral Series (2.8%)
Federal Home Loan Mortgage Corporation,
IO
0.81%, 1/25/21 (c)	9,448	253
IO REMIC
5.81%, 11/15/43 (c)	2,479	405
5.86%, 4/15/39 (c)	2,358	375
IO STRIPS
7.50%, 12/1/29	53	15
PAC REMIC
9.50%, 4/15/20	1	1
Federal National Mortgage Association,
IO
6.20%, 9/25/20 (c)	3,938	865
IO PAC REMIC
8.00%, 9/18/27	219	42
IO REMIC
6.00%, 7/25/33	178	42
IO STRIPS
6.50%, 9/25/29 – 12/25/29	887	194
8.00%, 4/25/24	230	34
8.50%, 10/25/25	77	19
9.00%, 11/25/26	71	19
REMIC
7.00%, 9/25/32	391	449
9.23%, 10/25/41 (c)(d)	163	162
63.42%, 9/25/20 (c)(d)	2	3
Government National Mortgage Association,
IO
3.50%, 5/20/43	2,187	469
5.00%, 2/16/41	510	108
5.87%, 11/16/40 (c)	3,060	598
5.92%, 7/16/33 (c)	4,290	415
5.96%, 6/20/43 (c)	1,870	321
6.04%, 3/20/43 (c)	1,265	231
6.31%, 5/20/40 (c)	1,515	295
IO PAC
5.96%, 10/20/41 (c)	4,065	573
		5,888

Commercial Mortgage-Backed Securities (6.9%)
Citigroup Commercial Mortgage Trust
3.13%, 9/15/17 (b)(c)	800	751
COMM Mortgage Trust,
5.07%, 4/10/47 (b)(c)	883	835
5.22%, 8/10/46 (b)(c)	800	784
IO
0.35%, 7/10/45 (c)	16,141	204
1.18%, 10/10/47 (c)	4,715	268
1.45%, 7/15/47 (c)	4,249	316
Commercial Mortgage Pass Through Certificates
4.76%, 2/10/47 (b)(c)	575	542
Commercial Mortgage Trust
5.48%, 3/10/39	450	470
Credit Suisse Mortgage Trust
4.34%, 3/15/17 (b)(c)	200	200
GS Mortgage Securities Trust,
4.93%, 8/10/46 (b)(c)	500	481
IO
1.03%, 9/10/47 (c)	5,952	336
HILT Mortgage Trust
3.94%, 7/15/29 (b)(c)	600	597
JP Morgan Chase Commercial Mortgage Securities Trust,
4.72%, 7/15/47 (b)(c)	1,135	1,045
5.46%, 12/12/43	600	617
IO
0.73%, 4/15/46 (c)	6,956	270
1.32%, 7/15/47 (c)	10,678	676
JPMBB Commercial Mortgage Securities Trust,
4.83%, 4/15/47 (b)(c)	775	713
IO
1.28%, 8/15/47 (c)	4,571	344
LB-UBS Commercial Mortgage Trust
6.46%, 9/15/45 (c)	550	583
Wells Fargo Commercial Mortgage Trust
3.94%, 8/15/50 (b)	945	835
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	966	1,009
3.80%, 11/15/47 (b)	950	799
3.99%, 5/15/47 (b)	580	512
4.28%, 5/15/45 (b)(c)	425	396
5.15%, 9/15/46 (b)(c)	805	792
		14,375
Corporate Bonds (34.2%)
Finance (13.7%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	490	507
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	600	628
ACE INA Holdings, Inc.
3.35%, 5/15/24	400	401
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (b)	380	377
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	275	290
Ally Financial, Inc.,
3.25%, 2/13/18	10	10
4.13%, 3/30/20	500	500

American Campus Communities Operating Partnership LP
3.75%, 4/15/23	250	246
American International Group, Inc.,
4.88%, 6/1/22	275	302
6.40%, 12/15/20	146	174
American Realty Capital Properties, Inc.
3.00%, 8/1/18	525	491
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)	400	428
Bank of America Corp.,
MTN
4.00%, 1/22/25	830	810
4.20%, 8/26/24	225	225
4.25%, 10/22/26	113	111
5.00%, 1/21/44	180	188
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	400	411
Barclays Bank PLC
3.75%, 5/15/24 (e)	475	478
BNP Paribas SA,
4.25%, 10/15/24 (e)	200	198
5.00%, 1/15/21	175	194
Boston Properties LP
3.80%, 2/1/24	175	177
BPCE SA
5.15%, 7/21/24 (b)	600	611
Brookfield Asset Management, Inc.
5.80%, 4/25/17	235	253
Capital One Bank, USA NA
3.38%, 2/15/23	366	356
Capital One Financial Corp.
2.45%, 4/24/19	150	150
Citigroup, Inc.,
4.05%, 7/30/22	165	169
5.50%, 9/13/25	325	352
6.68%, 9/13/43	120	146
8.13%, 7/15/39	175	252
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	540	512
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	300	335
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	650	651
Credit Agricole SA,
3.88%, 4/15/24 (b)(e)	500	505
7.88%, 1/23/24 (b)(c)(e)(f)	200	206
Credit Suisse AG
6.50%, 8/8/23 (b)	425	466
DBS Group Holdings Ltd.
2.25%, 7/16/19 (b)	525	526
Discover Bank
7.00%, 4/15/20	250	291
Discover Financial Services
3.95%, 11/6/24	300	292
Five Corners Funding Trust
4.42%, 11/15/23 (b)	500	517
General Electric Capital Corp.,
MTN
5.88%, 1/14/38	235	282
Series G

6.00%, 8/7/19	694	794
Genworth Holdings, Inc.
7.20%, 2/15/21	200	210
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	490	577
MTN
4.80%, 7/8/44	175	173
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	489
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	645	724
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	813	903
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	350	339
HSBC Finance Corp.
6.68%, 1/15/21	420	486
HSBC Holdings PLC,
4.25%, 3/14/24	200	202
6.38%, 9/17/24 (c)(e)(f)	200	201
HSBC USA, Inc.
3.50%, 6/23/24	225	227
ING Bank N.V.
5.80%, 9/25/23 (b)	520	569
ING Groep N.V.
6.00%, 4/16/20 (c)(e)(f)	200	198
Intesa Sanpaolo SpA
5.25%, 1/12/24	410	436
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	380	375
JPMorgan Chase & Co.,
3.13%, 1/23/25	700	669
4.13%, 12/15/26	300	296
4.63%, 5/10/21	380	411
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (b)	150	145
Lloyds Bank PLC
6.50%, 9/14/20 (b)	400	462
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	490	562
Nationwide Building Society
6.25%, 2/25/20 (b)	645	753
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	210	213
Principal Financial Group, Inc.
1.85%, 11/15/17	575	579
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	550	610
Realty Income Corp.
3.25%, 10/15/22 (e)	400	389
Standard Chartered PLC
3.95%, 1/11/23 (b)	310	303
Swedbank AB
2.38%, 2/27/19 (b)	340	343
TD Ameritrade Holding Corp.
3.63%, 4/1/25	500	508
UnitedHealth Group, Inc.
2.88%, 3/15/23	800	771
Wells Fargo & Co.,
4.13%, 8/15/23	170	177

Series M
3.45%, 2/13/23	320	319
		28,431
Industrials (19.4%)
21st Century Fox America, Inc.
4.75%, 9/15/44 (e)	575	564
AbbVie, Inc.
3.60%, 5/14/25	300	297
Actavis Funding SCS,
3.80%, 3/15/25	95	94
4.75%, 3/15/45	215	206
ADT Corp. (The)
3.50%, 7/15/22	500	455
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	600	645
Altria Group, Inc.
5.38%, 1/31/44	285	303
Amazon.com, Inc.
3.80%, 12/5/24 (e)	475	478
Amgen, Inc.
5.15%, 11/15/41	198	204
Anadarko Petroleum Corp.
6.45%, 9/15/36	250	289
Anglo American Capital PLC
3.63%, 5/14/20 (b)(e)	600	601
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24	475	487
Apple, Inc.,
3.85%, 5/4/43	125	114
4.45%, 5/6/44	300	300
AT&T, Inc.,
4.75%, 5/15/46	45	41
5.55%, 8/15/41	475	488
6.30%, 1/15/38	100	111
Baidu, Inc.
2.75%, 6/9/19	475	476
Barrick Gold Corp.
4.10%, 5/1/23 (e)	255	249
BAT International Finance PLC
3.50%, 6/15/22 (b)	250	253
Baxalta, Inc.
4.00%, 6/23/25 (b)	625	622
Bayer US Finance LLC
3.38%, 10/8/24 (b)	200	199
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	150	156
Bombardier, Inc.
6.13%, 1/15/23 (b)	450	402
BP Capital Markets PLC,
3.25%, 5/6/22	600	602
3.51%, 3/17/25	375	370
Cardinal Health, Inc.
3.75%, 9/15/25 (e)	525	523
Caterpillar, Inc.
3.80%, 8/15/42	300	277
CBS Corp.
4.60%, 1/15/45	175	157
CEVA Group PLC
7.00%, 3/1/21 (b)	370	359

CNH Industrial Capital LLC
3.25%, 2/1/17	309	309
Coca-Cola Co.
3.20%, 11/1/23	375	379
Comcast Corp.
4.60%, 8/15/45	230	229
CSC Holdings LLC
5.25%, 6/1/24 (e)	450	434
DCP Midstream LLC
5.35%, 3/15/20 (b)	225	232
DCP Midstream Operating LP
3.88%, 3/15/23	375	348
Denbury Resources, Inc.
5.50%, 5/1/22	168	151
Devon Energy Corp.
4.75%, 5/15/42	125	120
DirecTV Holdings LLC/DIRECTV Financing Co., Inc.
5.15%, 3/15/42	75	71
Eldorado Gold Corp.
6.13%, 12/15/20 (b)	380	378
EnLink Midstream Partners LP
5.60%, 4/1/44 (e)	225	219
Ensco PLC
5.75%, 10/1/44 (e)	225	201
Experian Finance PLC
2.38%, 6/15/17 (b)	635	639
Family Tree Escrow LLC
5.75%, 3/1/23 (b)	325	341
Freeport-McMoRan, Inc.
3.88%, 3/15/23	170	155
General Motors Financial Co., Inc.,
4.00%, 1/15/25	225	221
4.38%, 9/25/21	400	416
Gilead Sciences, Inc.
4.80%, 4/1/44	200	206
Glencore Funding LLC
4.13%, 5/30/23 (b)	390	378
Goldcorp, Inc.
3.70%, 3/15/23 (e)	293	282
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	630	719
HCA, Inc.
4.75%, 5/1/23	445	452
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)	525	576
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/1/25 (b)	315	304
Home Depot, Inc.
5.88%, 12/16/36	400	482
Illumina, Inc.
0.00%, 6/15/19 (e)	328	386
Intel Corp.,
2.70%, 12/15/22 (e)	400	392
2.95%, 12/15/35 (Convertible)	356	429
Kinder Morgan, Inc.,
4.30%, 6/1/25	650	629
5.55%, 6/1/45	300	278
Liberty Media Corp.
1.38%, 10/15/23 (e)	341	326
Lundin Mining Corp.
7.50%, 11/1/20 (b)	352	380

LyondellBasell Industries N.V.
4.63%, 2/26/55	300	265
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (b)	150	146
MasTec, Inc.
4.88%, 3/15/23 (e)	515	473
McDonald’s Corp.,
MTN
4.60%, 5/26/45	325	318
Medtronic, Inc.
4.63%, 3/15/45 (b)	325	330
Motorola Solutions, Inc.
4.00%, 9/1/24	300	292
NBC Universal Media LLC,
2.88%, 1/15/23	250	243
5.95%, 4/1/41	150	176
NetApp, Inc.
2.00%, 12/15/17	200	201
Netflix, Inc.
5.50%, 2/15/22 (b)	480	498
Noble Energy, Inc.,
3.90%, 11/15/24 (e)	225	222
5.05%, 11/15/44	200	192
NOVA Chemicals Corp.
5.25%, 8/1/23 (b)	463	472
Novartis Capital Corp.
4.40%, 5/6/44	250	259
Nuance Communications, Inc.
2.75%, 11/1/31 (e)	286	291
NVIDIA Corp.
1.00%, 12/1/18	550	633
Omnicom Group, Inc.
3.65%, 11/1/24	230	226
ON Semiconductor Corp.,
Series B
2.63%, 12/15/26	290	360
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (b)	450	435
PepsiCo, Inc.
3.60%, 3/1/24	475	489
Philip Morris International, Inc.
2.50%, 8/22/22	495	477
Phillips 66 Partners LP
4.68%, 2/15/45	150	133
Quest Diagnostics, Inc.
2.70%, 4/1/19	1,000	1,009
QVC, Inc.
4.38%, 3/15/23	400	394
Rowan Cos., Inc.
5.85%, 1/15/44	175	149
SanDisk Corp.
0.50%, 10/15/20 (e)	575	560
Shell International Finance BV
3.25%, 5/11/25	400	397
Siemens Financieringsmaatschappij N.V.
3.25%, 5/27/25 (b)	450	442
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	202
Spectra Energy Capital LLC
3.30%, 3/15/23	475	436

Spectrum Brands, Inc.
5.75%, 7/15/25 (b)	125	128
Target Corp.
4.00%, 7/1/42	150	142
Telstra Corp., Ltd.
3.13%, 4/7/25 (b)	240	235
Tiffany & Co.
4.90%, 10/1/44	100	96
Time Warner Cable, Inc.
4.50%, 9/15/42 (e)	375	307
Transocean, Inc.,
4.30%, 10/15/22 (e)	300	227
6.88%, 12/15/21 (e)	275	248
Tyson Foods, Inc.
3.95%, 8/15/24	125	126
United Airlines Pass-Through Trust,
Series A
3.75%, 3/3/28	165	163
4.00%, 10/11/27 (e)	675	682
United Rentals North America, Inc.
5.75%, 11/15/24	370	366
United Technologies Corp.
4.50%, 6/1/42	165	168
Verizon Communications, Inc.,
4.67%, 3/15/55 (b)	775	677
5.01%, 8/21/54	283	261
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (b)	525	523
Wal-Mart Stores, Inc.
5.25%, 9/1/35	290	330
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	390	397
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	475	469
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/1/25 (b)	430	412
Yahoo!, Inc.
0.00%, 12/1/18 (e)	550	567
Yum! Brands, Inc.
3.88%, 11/1/20	700	728
ZF North America Capital, Inc.
4.50%, 4/29/22 (b)	475	467
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	220	245
		40,068
Utilities (1.1%)
CEZ AS
4.25%, 4/3/22 (b)	210	220
Delmarva Power & Light Co.
4.00%, 6/1/42	475	447
Exelon Generation Co., LLC
6.25%, 10/1/39	445	493
Jersey Central Power & Light Co.
4.70%, 4/1/24 (b)(e)	700	735
PPL WEM Ltd./Western Power Distribution Ltd.
3.90%, 5/1/16 (b)	375	383
		2,278
		70,777

Mortgages - Other (8.2%)
Banc of America Alternative Loan Trust,
0.84%, 7/25/46 (c)		394	267
5.50%, 10/25/35		1,806	1,685
5.86%, 10/25/36		854	560
6.00%, 4/25/36		365	376
Banc of America Funding Trust
0.56%, 8/25/36 (c)		81	69
ChaseFlex Trust
6.00%, 2/25/37		1,250	1,080
Fannie Mae Connecticut Avenue Securities,
4.18%, 5/25/25 (c)		671	657
5.09%, 11/25/24 (c)		698	721
First Horizon Alternative Mortgage Securities Trust
6.25%, 8/25/36		715	580
Freddie Mac Structured Agency Credit Risk Debt Notes,
3.94%, 9/25/24 (c)		352	345
4.19%, 8/25/24 (c)		312	311
4.44%, 11/25/23 (c)		700	715
4.74%, 10/25/24 (c)		948	971
Grifonas Finance PLC
0.39%, 8/28/39 (c)	EUR	516	300
GSMSC Pass-Through Trust
7.50%, 9/25/36 (b)(c)	$1,056		879
HarborView Mortgage Loan Trust
0.38%, 1/19/38 (c)		315	268
Impac CMB Trust
0.92%, 4/25/35 (c)		334	251
JP Morgan Mortgage Trust,
3.01%, 6/25/37 (c)		298	276
6.00%, 6/25/37		276	268
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36		1,498	1,461
6.50%, 9/25/37		1,594	1,352
RALI Trust,
0.37%, 12/25/36 (c)		900	703
5.50%, 12/25/34		1,121	1,132
6.00%, 11/25/36		386	321
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)		860	868
Washington Mutual Mortgage Pass-Through Certificates Trust
0.93%, 4/25/47 (c)		691	549
			16,965
Municipal Bonds (1.1%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40		255	313
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	328
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34		477	577
Municipal Electric Authority of Georgia,
6.64%, 4/1/57		283	340
6.66%, 4/1/57		320	375

New York City, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27	320		363
			2,296
Sovereign (7.5%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	5,850	1,537
Brazilian Government International Bond,
5.00%, 1/27/45	$244		212
5.63%, 1/7/41	132		127
EUROFIMA,
MTN
6.25%, 12/28/18	AUD	1,190	1,023
Hungary Government Bond,
5.50%, 6/24/25	HUF	160,000	640
6.00%, 11/24/23	180,000		737
Italy Buoni Poliennali Del Tesoro,
2.35%, 9/15/24 (b)	EUR	1,807	2,220
KazMunayGas National Co., JSC,
6.38%, 4/9/21 (b)	$900		947
Mexico Government International Bond,
3.63%, 3/15/22	868		881
New Zealand Government Bond,
5.50%, 4/15/23	NZD	2,000	1,561
Pertamina Persero PT,
4.88%, 5/3/22	$1,725		1,744
Petroleos de Venezuela SA,
6.00%, 11/15/26	550		197
Petroleos Mexicanos,
6.38%, 1/23/45	400		412
Philippine Government International Bond,
6.38%, 10/23/34	450		598
Portugal Obrigacoes do Tesouro OT,
3.88%, 2/15/30 (b)	EUR	1,040	1,225
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (b)	1,341		1,391
			15,452
U.S. Agency Securities (1.6%)
Federal Home Loan Mortgage Corporation,
3.75%, 3/27/19	$2,520		2,738
6.75%, 3/15/31	470		675
			3,413
U.S. Treasury Securities (12.0%)
U.S. Treasury Bonds,
2.75%, 11/15/42	5,100		4,745
3.13%, 2/15/43	2,000		2,003
U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25	7,820		7,683
U.S. Treasury Note
1.50%, 5/31/19	10,300		10,358
			24,789
Total Fixed Income Securities (Cost $207,730)			208,130

	Shares	Value (000)
Short-Term Investments (15.9%)
Securities held as Collateral on Loaned Securities (2.9%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	4,997,779	4,998

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $456; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/17; valued at $465)	$456	456
Merrill Lynch & Co., Inc., (0.14%, dated 6/30/15, due 7/1/15; proceeds $456; fully collateralized by a U.S. Government obligation; Zero Coupon due 7/2/15; valued at $465)	456	456
		912
Total Securities held as Collateral on Loaned Securities (Cost $5,910)		5,910

	Shares	Value (000)
Investment Company (12.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $25,462)	25,461,537	25,462

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
0.09%, 12/10/15 (h)(i) (Cost $1,487)	$1,488	1,488
Total Short-Term Investments (Cost $32,859)		32,860
Total Investments (116.4%) (Cost $240,589) Including $9,243 of Securities Loaned (j)+		240,990
Liabilities in Excess of Other Assets (-16.4%)		(33,975)
Net Assets (100.0%)		$207,015

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2015.

(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2015 were approximately $9,243,000 and $9,445,000, respectively. The Portfolio received cash collateral of approximately $6,163,000, of which approximately $5,910,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At June 30, 2015, there was uninvested cash collateral of approximately $253,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $3,282,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2015.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2015, advisory fees paid were reduced by approximately $25,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)	Rate shown is the yield to maturity at June 30, 2015.
(i)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
+

At June 30, 2015, the U.S. Federal income tax cost basis of investments was approximately $240,589,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $401,000 of which approximately $5,893,000 related to appreciated securities and approximately $5,492,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Citibank NA	MXN	74	$5	7/3/15	USD	5	$5	$—	@
Deutsche Bank AG	USD	5	5	7/3/15	CAD	6	5	(—	)@
Deutsche Bank AG	ZAR	289	23	7/3/15	USD	23	23	(—	)@
HSBC Bank PLC	CAD	6	4	7/3/15	USD	4	4	(—	)@
HSBC Bank PLC	HUF	419,884	1,484	7/3/15	USD	1,510	1,510	26
HSBC Bank PLC	USD	6	6	7/3/15	NZD	9	6	(—	)@
JPMorgan Chase Bank NA	NZD	2,314	1,568	7/3/15	USD	1,601	1,601	33
JPMorgan Chase Bank NA	USD	7	7	7/3/15	NOK	53	7	(—	)@
UBS AG	AUD	1,362	1,050	7/3/15	USD	1,035	1,035	(15)
UBS AG	BRL	5,125	1,648	7/3/15	USD	1,595	1,595	(53)
UBS AG	EUR	5,273	5,878	7/3/15	USD	5,762	5,762	(116)
UBS AG	PLN	14	4	7/3/15	USD	4	4	—	@
UBS AG	SEK	15	2	7/3/15	USD	2	2	(—	)@
UBS AG	TRY	60	22	7/3/15	USD	22	22	(—	)@
UBS AG	USD	29	29	7/3/15	AUD	37	29	(—	)@
UBS AG	USD	1,022	1,022	7/3/15	AUD	1,325	1,022	(—	)@
UBS AG	USD	1,654	1,654	7/3/15	BRL	5,125	1,648	(6)
UBS AG	USD	611	611	7/3/15	EUR	543	605	(6)
UBS AG	USD	5,268	5,268	7/3/15	EUR	4,730	5,273	5
UBS AG	USD	32	32	7/3/15	HUF	8,800	31	(1)
UBS AG	USD	9	9	7/3/15	JPY	1,109	9	—	@
Deutsche Bank AG	CAD	6	5	8/5/15	USD	5	5	—	@
UBS AG	AUD	1,325	1,020	8/5/15	USD	1,020	1,020	—	@
UBS AG	BRL	5,125	1,629	8/5/15	USD	1,635	1,635	6
UBS AG	EUR	4,730	5,276	8/5/15	USD	5,270	5,270	(6)
			$28,261				$28,128	$(133)

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 5 yr. Note	250	$29,815	Sep-15	$(29)
U.S. Treasury Ultra Bond	39	6,008	Sep-15	(181)
Short:
U.S. Treasury 2 yr. Note	83	(18,172)	Sep-15	(35)
U.S. Treasury 10 yr. Note	96	(12,113)	Sep-15	59
U.S. Treasury Long Bond	12	(1,810)	Sep-15	40
				$(146)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)		Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$995	1.00%	3/20/19	$19	$(35)		$(16)	BBB+
Barclays Bank PLC
Yum! Brands, Inc.	Buy	950	1.00	12/20/18	(16)	—	@	(16)	BBB
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	8,425	1.00	6/20/20	(160)	37		(123)	NR
		$10,370			$(157)	$2		$(155)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Depreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73%	3/9/20	$15,500	$(102)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.49	6/9/25	7,250	(36)
						$(138)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR		London Interbank Offered Rate.
NR		Not Rated.
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
EUR	–	Euro
HUF	–	Hungarian Forint
JPY	–	Japanese Yen
MXN	–	Mexican Peso
NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
SEK	–	Swedish Krona
TRY	–	Turkish Lira
USD	–	United States Dollar
ZAR	–	South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	18.6%
Industrials	17.0
Finance	12.1
Short-Term Investments	11.5
U.S. Treasury Securities	10.6
Other***	10.3
Mortgages - Other	7.2
Sovereign	6.6
Commercial Mortgage-Backed Securities	6.1
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $67,918,000 with net unrealized depreciation of approximately $146,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $133,000 and does not include open swap agreements with net unrealized depreciation of approximately $136,000.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2015 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (97.3%)
Asset-Backed Securities (0.8%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$113	$129
8.35%, 7/10/31 (a)	131	174
		303
Corporate Bonds (95.5%)
Finance (36.3%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	120	124
ACE INA Holdings, Inc.
3.35%, 5/15/24	125	125
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (a)	150	149
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	50	50
Ally Financial, Inc.
4.13%, 3/30/20	100	100
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	100	98
American Express Co.
3.63%, 12/5/24	75	73
American Express Credit Corp.,
MTN
2.38%, 5/26/20	200	199
American International Group, Inc.,
4.88%, 6/1/22	100	110
6.40%, 12/15/20	134	159
Bank of America Corp.,
MTN
4.00%, 4/1/24 – 1/22/25	350	349
4.20%, 8/26/24	100	100
4.25%, 10/22/26	91	89
4.75%, 4/21/45	50	47
5.00%, 1/21/44	125	130
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	60	62
BBVA Bancomer SA
6.50%, 3/10/21 (a)	150	163
Bear Stearns Cos., LLC (The)
5.55%, 1/22/17	450	477
BNP Paribas SA,
4.25%, 10/15/24 (b)	200	198
5.00%, 1/15/21	95	105
Boston Properties LP
3.80%, 2/1/24	25	25
BPCE SA
5.15%, 7/21/24 (a)	200	204
Capital One Bank, USA NA
3.38%, 2/15/23	342	333
Capital One Financial Corp.
2.45%, 4/24/19	50	50
Citigroup, Inc.,
5.50%, 9/13/25	175	189
6.68%, 9/13/43	50	61

8.13%, 7/15/39	100	144
CNA Financial Corp.
5.75%, 8/15/21	75	85
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	250	250
Credit Agricole SA
3.88%, 4/15/24 (a)(b)	250	253
Credit Suisse,
MTN
3.63%, 9/9/24	250	249
6.00%, 2/15/18	61	67
DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)	225	225
Discover Bank
2.00%, 2/21/18	250	250
Discover Financial Services
3.95%, 11/6/24	75	73
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	207
General Electric Capital Corp.,
5.30%, 2/11/21	120	135
MTN
5.88%, 1/14/38	230	276
Series G
6.00%, 8/7/19	341	390
Goldman Sachs Group, Inc. (The),
MTN
4.80%, 7/8/44	125	124
6.25%, 2/1/41	75	89
6.75%, 10/1/37	205	241
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	288
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	275	309
HBOS PLC,
Series G
6.75%, 5/21/18 (a)	357	397
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	100	97
HSBC Finance Corp.
6.68%, 1/15/21	135	156
HSBC Holdings PLC
6.50%, 5/2/36	100	119
HSBC USA, Inc.
3.50%, 6/23/24 (b)	100	101
Industrial & Commercial Bank of China Ltd.,
MTN
3.23%, 11/13/19	250	255
ING Bank N.V.
5.80%, 9/25/23 (a)	100	109
Intesa Sanpaolo SpA
5.25%, 1/12/24 (b)	200	213
JPMorgan Chase & Co.,
3.13%, 1/23/25	175	167
4.95%, 6/1/45	130	127
5.50%, 10/15/40	150	169
KeyBank NA
1.70%, 6/1/18	250	250
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	50	48

Lincoln National Corp.
7.00%, 6/15/40	75	94
Lloyds Bank PLC
6.50%, 9/14/20 (a)	320	369
Massachusetts Mutual Life Insurance Co.
4.50%, 4/15/65 (a)	50	45
MetLife, Inc.
4.75%, 2/8/21	325	359
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)(b)	200	197
Nationwide Building Society
6.25%, 2/25/20 (a)	260	303
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	170
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	80	81
Principal Financial Group, Inc.
1.85%, 11/15/17	250	252
Prudential Financial, Inc.
5.63%, 6/15/43 (c)	170	177
Realty Income Corp.
3.25%, 10/15/22	150	146
SpareBank 1 Boligkreditt
2.30%, 6/30/17 (a)	275	281
TD Ameritrade Holding Corp.
3.63%, 4/1/25	100	102
UBS AG
7.50%, 7/15/25	100	127
UnitedHealth Group, Inc.,
1.40%, 10/15/17	10	10
2.75%, 2/15/23	55	53
2.88%, 3/15/23	255	246
Weingarten Realty Investors
3.38%, 10/15/22	150	146
Wells Fargo & Co.,
2.15%, 1/15/19	60	60
Series M
3.45%, 2/13/23	125	124
MTN
4.10%, 6/3/26	250	251
4.13%, 8/15/23	130	135
		13,360
Industrials (52.2%)
21st Century Fox America, Inc.
4.75%, 9/15/44 (b)	150	147
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	53
AbbVie, Inc.,
3.60%, 5/14/25	50	50
4.40%, 11/6/42	25	24
Actavis Funding SCS,
3.80%, 3/15/25	10	10
4.75%, 3/15/45	130	124
4.85%, 6/15/44	50	48
ADT Corp. (The)
3.50%, 7/15/22 (b)	125	114
Alfa SAB de CV
5.25%, 3/25/24 (a)(b)	200	206

Alibaba Group Holding Ltd.
2.50%, 11/28/19 (a)	200	198
Altria Group, Inc.,
2.85%, 8/9/22	115	111
5.38%, 1/31/44	55	58
Amazon.com, Inc.,
3.80%, 12/5/24 (b)	75	75
4.95%, 12/5/44	50	49
American Airlines Pass-Through Trust
4.00%, 7/15/25	185	187
Amgen, Inc.
5.15%, 11/15/41	198	204
Anadarko Petroleum Corp.
6.45%, 9/15/36	100	116
Anglo American Capital PLC
3.63%, 5/14/20 (a)(b)	200	200
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24	200	205
Apple, Inc.,
3.85%, 5/4/43	50	46
4.45%, 5/6/44	125	125
APT Pipelines Ltd.
4.20%, 3/23/25 (a)(b)	200	196
Aramark Services, Inc.
5.75%, 3/15/20	95	99
Ashland, Inc.
6.88%, 5/15/43	50	51
AstraZeneca PLC
6.45%, 9/15/37 (b)	125	160
AT&T, Inc.,
4.75%, 5/15/46	10	9
5.55%, 8/15/41	100	103
6.30%, 1/15/38	225	251
BAE Systems Holdings, Inc.
3.80%, 10/7/24 (a)	100	101
Baidu, Inc.
3.25%, 8/6/18	200	206
Barrick Gold Corp.
4.10%, 5/1/23	100	98
BAT International Finance PLC
3.50%, 6/15/22 (a)	75	76
Baxalta, Inc.
5.25%, 6/23/45 (a)	100	101
Bayer US Finance LLC
3.38%, 10/8/24 (a)	200	199
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	50	51
5.00%, 9/30/43	75	78
Bombardier, Inc.
6.13%, 1/15/23 (a)	116	104
BP Capital Markets PLC
3.51%, 3/17/25	125	123
British Airways Pass-Through Trust
4.63%, 6/20/24 (a)	168	177
Buckeye Partners LP
4.15%, 7/1/23	175	171
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	72
4.55%, 9/1/44	50	49
5.65%, 5/1/17	130	140

Cardinal Health, Inc.
3.75%, 9/15/25 (b)	125	125
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	75	76
Caterpillar Financial Services Corp.,
Series G
2.45%, 9/6/18	200	205
MTN
3.25%, 12/1/24	100	99
Caterpillar, Inc.
3.80%, 8/15/42	50	46
CBS Corp.,
4.60%, 1/15/45	25	22
4.90%, 8/15/44	50	46
CEVA Group PLC
7.00%, 3/1/21 (a)	75	73
Cimarex Energy Co.
5.88%, 5/1/22	150	161
Coca-Cola Co.
3.20%, 11/1/23	125	126
ConocoPhillips Co.
2.20%, 5/15/20 (b)	100	99
Continental Resources, Inc.
3.80%, 6/1/24 (b)	50	46
Daimler Finance North America LLC
8.50%, 1/18/31	161	237
DCP Midstream LLC
5.35%, 3/15/20 (a)	50	52
DCP Midstream Operating LP
3.88%, 3/15/23	150	139
Deere & Co.
3.90%, 6/9/42	60	56
Denbury Resources, Inc.
5.50%, 5/1/22	30	27
Deutsche Telekom International Finance BV
8.75%, 6/15/30	25	35
Devon Energy Corp.
4.75%, 5/15/42	100	96
DirecTV Holdings LLC/DIRECTV Financing Co., Inc.
5.15%, 3/15/42	75	71
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	105	104
Embraer Netherlands Finance BV
5.05%, 6/15/25	100	100
EMD Finance LLC
3.25%, 3/19/25 (a)	212	206
Energy Transfer Partners LP
6.50%, 2/1/42	125	129
EnLink Midstream Partners LP
5.60%, 4/1/44 (b)	50	49
Ensco PLC
5.75%, 10/1/44 (b)	50	45
Enterprise Products Operating LLC
4.45%, 2/15/43	175	159
Family Tree Escrow LLC
5.75%, 3/1/23 (a)	100	105
FedEx Corp.
4.10%, 2/1/45	50	45
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	100	102
5.88%, 8/2/21	200	228

Freeport-McMoRan, Inc.
3.88%, 3/15/23	120	109
General Electric Co.
4.50%, 3/11/44	50	51
General Motors Financial Co., Inc.,
4.00%, 1/15/25	100	98
4.38%, 9/25/21	125	130
Gilead Sciences, Inc.,
4.50%, 2/1/45	25	25
4.80%, 4/1/44	50	52
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	75	95
Glencore Funding LLC
4.13%, 5/30/23 (a)	170	165
Goldcorp, Inc.
5.45%, 6/9/44	50	48
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	245	280
HCA, Inc.
4.75%, 5/1/23	130	132
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)	190	208
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/1/25 (a)	55	53
Home Depot, Inc.
5.88%, 12/16/36	109	131
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	200	200
Intel Corp.
2.70%, 12/15/22 (b)	200	196
International Business Machines Corp.
1.95%, 2/12/19 (b)	150	151
Kinder Morgan Energy Partners LP
4.15%, 2/1/24 (b)	150	146
Kinder Morgan, Inc.,
4.30%, 6/1/25	50	48
5.55%, 6/1/45	200	185
Koninklijke Philips N.V.
3.75%, 3/15/22	300	304
Kroger Co. (The)
6.90%, 4/15/38	80	100
Lubrizol Corp.
8.88%, 2/1/19	165	203
Lundin Mining Corp.
7.50%, 11/1/20 (a)	72	78
LyondellBasell Industries N.V.
4.63%, 2/26/55	75	66
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	25	24
Marathon Oil Corp.
2.70%, 6/1/20	200	199
MasTec, Inc.
4.88%, 3/15/23 (b)	140	128
McDonald’s Corp.,
MTN
4.60%, 5/26/45	100	98
Medtronic, Inc.
4.63%, 3/15/45 (a)	200	203
Merck & Co., Inc.
2.80%, 5/18/23	250	246

Motorola Solutions, Inc.
4.00%, 9/1/24	200	194
MPLX LP
4.00%, 2/15/25	100	98
NBC Universal Media LLC
5.95%, 4/1/41	325	382
NetApp, Inc.
2.00%, 12/15/17	100	101
Netflix, Inc.
5.50%, 2/15/22 (a)	95	99
Nexen Energy ULC
6.40%, 5/15/37	100	120
Noble Energy, Inc.,
3.90%, 11/15/24 (b)	50	49
5.05%, 11/15/44	50	48
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	120	122
Novartis Capital Corp.
4.40%, 5/6/44	75	78
Omnicom Group, Inc.,
3.63%, 5/1/22	95	96
3.65%, 11/1/24	23	23
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (a)	225	218
Oracle Corp.
4.50%, 7/8/44	150	149
PepsiCo, Inc.
3.60%, 3/1/24	200	206
Philip Morris International, Inc.
4.50%, 3/20/42	150	146
Phillips 66
5.88%, 5/1/42	25	27
Phillips 66 Partners LP
4.68%, 2/15/45	25	22
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	61	72
Praxair, Inc.
1.25%, 11/7/18	175	173
QUALCOMM, Inc.
4.80%, 5/20/45	120	115
Quest Diagnostics, Inc.
2.70%, 4/1/19 (b)	200	202
QVC, Inc.
4.38%, 3/15/23	150	148
Rowan Cos., Inc.
5.85%, 1/15/44	75	64
Ryder System, Inc.,
MTN
2.65%, 3/2/20	50	50
Shell International Finance BV
2.13%, 5/11/20	175	175
Siemens Financieringsmaatschappij N.V.
3.25%, 5/27/25 (a)	250	246
SM Energy Co.
6.13%, 11/15/22 (a)	100	103
Southern Copper Corp.
7.50%, 7/27/35	100	112
Spectra Energy Capital LLC
7.50%, 9/15/38	100	114
Spectrum Brands, Inc.
5.75%, 7/15/25 (a)	25	25

Target Corp.
4.00%, 7/1/42	75	71
Telefonica Europe BV
8.25%, 9/15/30	84	113
Telstra Corp., Ltd.
3.13%, 4/7/25 (a)	65	64
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	27	28
Tiffany & Co.
4.90%, 10/1/44	50	48
Time Warner Cable, Inc.,
4.50%, 9/15/42 (b)	100	82
6.75%, 6/15/39	80	86
Time Warner, Inc.,
4.65%, 6/1/44	25	24
7.70%, 5/1/32	141	186
Toyota Motor Credit Corp.,
MTN
2.75%, 5/17/21	125	127
TransCanada PipeLines Ltd.
7.63%, 1/15/39	75	99
Transocean, Inc.,
4.30%, 10/15/22 (b)	75	57
6.88%, 12/15/21 (b)	100	90
Trinity Industries, Inc.
4.55%, 10/1/24	200	193
Tyson Foods, Inc.
3.95%, 8/15/24	30	30
Union Pacific Railroad Co., Pass-Through Trust
3.23%, 5/14/26	193	192
United Airlines Pass-Through Trust,
Class A
3.75%, 3/3/28	15	15
4.30%, 2/15/27	220	226
United Rentals North America, Inc.
5.75%, 11/15/24	80	79
Vale Overseas Ltd.
6.88%, 11/21/36 (b)	75	73
Verizon Communications, Inc.,
4.27%, 1/15/36 (a)	115	104
4.67%, 3/15/55 (a)	278	243
5.01%, 8/21/54	235	216
Vodafone Group PLC
4.38%, 2/19/43	50	43
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	25	25
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	125	123
WM Wrigley Jr. Co.
2.90%, 10/21/19 (a)	230	234
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22	115	117
Yum! Brands, Inc.
3.88%, 11/1/20 (b)	125	130
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	50	56
		19,177

Utilities (7.0%)
Alabama Power Co.
3.75%, 3/1/45	125	113
Appalachian Power Co.
7.00%, 4/1/38	150	191
Boston Gas Co.
4.49%, 2/15/42 (a)	125	126
CEZ AS
4.25%, 4/3/22 (a)	200	210
DTE Energy Co.,
Series C
3.50%, 6/1/24	200	201
Duke Energy Carolinas LLC
3.75%, 6/1/45	75	69
Enel Finance International N.V.
6.00%, 10/7/39 (a)	100	111
Entergy Corp.
4.00%, 7/15/22 (d)	50	50
Exelon Generation Co., LLC
6.25%, 10/1/39	145	160
Jersey Central Power & Light Co.
4.70%, 4/1/24 (a)(b)	200	210
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	194
Oncor Electric Delivery Co., LLC
2.95%, 4/1/25 (a)	75	72
Sempra Energy
6.00%, 10/15/39	125	148
South Carolina Electric & Gas Co.
4.50%, 6/1/64	75	68
TransAlta Corp.
4.50%, 11/15/22	235	234
Virginia Electric & Power Co.
2.95%, 1/15/22	325	324
WEC Energy Group, Inc.
3.55%, 6/15/25	75	75
		2,556
		35,093
Sovereign (0.5%)
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 4/28/20 (a)	200	197

Variable Rate Senior Loan Interests (0.5%)
Industrials (0.5%)
Aspect Software, Inc.,
Term B
7.25%, 8/11/15	94	93
Diamond Resorts Corp.,
Term Loan
5.50%, 7/31/15	70	70
		163
Total Fixed Income Securities (Cost $35,695)		35,756

	Shares	Value (000)
Short-Term Investments (8.6%)
Securities held as Collateral on Loaned Securities (5.9%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	1,838,741	1,839

	Face Amount (000)	Value (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $168; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/17; valued at $171)	$168	168
Merrill Lynch & Co., Inc., (0.14%, dated 6/30/15, due 7/1/15; proceeds $168; fully collateralized by a U.S. Government obligation; Zero Coupon due 7/2/15; valued at $171)	168	168
		336
Total Securities held as Collateral on Loaned Securities (Cost $2,175)		2,175

	Shares	Value (000)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $639)	638,849	639

	Face Amount (000)	Value (000)
U.S. Treasury Security (1.0%)
U.S. Treasury Bill
0.09%, 12/10/15 (f)(g) (Cost $360)	$360	360
Total Short-Term Investments (Cost $3,174)		3,174
Total Investments (105.9%) (Cost $38,869) Including $3,441 of Securities Loaned (h)+		38,930
Liabilities in Excess of Other Assets (-5.9%)		(2,161)
Net Assets (100.0%)		$36,769

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2015 were approximately $3,441,000 and $3,517,000, respectively. The Portfolio received cash collateral of approximately $2,268,000, of which approximately $2,175,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At June 30, 2015, there was uninvested cash collateral of approximately $93,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,249,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.
(d)	When-issued security.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)	Rate shown is the yield to maturity at June 30, 2015.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(h)	Securities are available for collateral in connection with purchase of a when-issued security, open futures contracts and swap agreements.
+

At June 30, 2015, the U.S. Federal income tax cost basis of investments was approximately $38,869,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $61,000 of which approximately $810,000 related to appreciated securities and approximately $749,000 related to depreciated securities.

MTN	Medium Term Note.

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	15	$3,284	Sep-15	$6
U.S. Treasury 5 yr. Note	21	2,504	Sep-15	(3)
U.S. Treasury Long Bond	8	1,207	Sep-15	(23)
Short:
U.S. Treasury 10 yr. Note	36	(4,542)	Sep-15	36
U.S. Treasury Ultra Long Bond	7	(1,078)	Sep-15	20
				$36

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)		Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$200	1.00%	3/20/19	$4	$(7)		$(3)	BBB+
Barclays Bank PLC
Yum! Brands, Inc.	Buy	200	1.00	12/20/18	(4)	—	@	(4)	BBB
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Buy	173	5.00	6/20/20	(13)	3		(10)	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	1,875	1.00	6/20/20	(36)	8		(28)	NR
		$2,448			$(49)	$4		$(45)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.59%	5/5/20	$2,800	$14
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.49	6/9/25	1,250	(6)
						$8

@	Value is less than $500.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	Not Rated.
LIBOR	London Interbank Offered Rate.

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	52.6%
Finance	36.3
Utilities	7.0
Other***	4.1
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $12,615,000 with net unrealized appreciation of approximately $36,000. Does not include open swap agreements with net unrealized appreciation of approximately $12,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2015 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (100.9%)
Corporate Bonds (97.8%)
Basic Materials (5.2%)
American Gilsonite Co.
11.50%, 9/1/17 (a)	$500	$451
Chemtura Corp.
5.75%, 7/15/21	150	153
Eco Services Operations LLC/Eco Finance Corp.
8.50%, 11/1/22 (a)	350	354
FMG Resources August 2006 Pty Ltd.
9.75%, 3/1/22 (a)	450	466
Hexion, Inc.,
8.88%, 2/1/18	550	499
10.00%, 4/15/20	250	258
Lundin Mining Corp.
7.50%, 11/1/20 (a)	400	432
Permian Holdings, Inc.
10.50%, 1/15/18 (a)	210	135
Prince Mineral Holding Corp.
11.50%, 12/15/19 (a)	150	139
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.38%, 5/1/22 (a)	550	536
		3,423
Communications (8.8%)
Altice Financing SA
6.63%, 2/15/23 (a)	500	498
Altice Finco SA
8.13%, 1/15/24 (a)	250	253
Bankrate, Inc.
6.13%, 8/15/18 (a)	350	341
Cable One, Inc.
5.75%, 6/15/22 (a)	500	508
Cablevision Systems Corp.
7.75%, 4/15/18	150	162
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	100	101
Columbus International, Inc.
7.38%, 3/30/21 (a)	450	485
CommScope Technologies Finance LLC
6.00%, 6/15/25 (a)	400	400
CommScope, Inc.
5.50%, 6/15/24 (a)	100	98
Crown Castle International Corp.
5.25%, 1/15/23	250	253
CSC Holdings LLC
5.25%, 6/1/24	250	241
GCI, Inc.
6.88%, 4/15/25	250	254
inVentiv Health, Inc.
9.00%, 1/15/18 (a)	250	261
Lamar Media Corp.
5.38%, 1/15/24	250	254
MDC Partners, Inc.
6.75%, 4/1/20 (a)	400	400
Midcontinent Communications & Midcontinent Finance Corp.
6.25%, 8/1/21 (a)	450	461

Outfront Media Capital LLC/Outfront Media Capital Corp.
5.63%, 2/15/24	100	103
SBA Telecommunications, Inc.
5.75%, 7/15/20	250	260
Syniverse Holdings, Inc.
9.13%, 1/15/19	250	221
T-Mobile USA, Inc.
6.84%, 4/28/23	250	263
		5,817
Consumer, Cyclical (20.9%)
Accuride Corp.
9.50%, 8/1/18	250	256
Air Canada
7.75%, 4/15/21 (a)	450	481
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (a)	200	194
10.75%, 10/15/19 (a)	200	155
Allied Specialty Vehicles, Inc.
8.50%, 11/1/19 (a)	350	366
American Airlines Group, Inc.
5.50%, 10/1/19 (a)	250	252
American Builders & Contractors Supply Co., Inc.
5.63%, 4/15/21 (a)	350	358
AV Homes, Inc.
8.50%, 7/1/19	350	340
Carrols Restaurant Group, Inc.
8.00%, 5/1/22 (a)	450	475
CCM Merger, Inc.
9.13%, 5/1/19 (a)	100	108
Century Communities, Inc.,
6.88%, 5/15/22	350	346
6.88%, 5/15/22 (a)	250	247
Chassix Holdings, Inc.
10.00%, 12/15/18 (a)(b)(c)(d)	369	37
Chassix, Inc.
9.25%, 8/1/18 (a)(c)(d)	50	46
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/1/20 (a)	450	355
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 7/1/19 (a)	200	192
Empire Today LLC/Empire Today Finance Corp.
11.38%, 2/1/17 (a)	175	140
Exide Technologies
8.63%, 2/1/18 (c)(d)	100	1
Family Tree Escrow LLC
5.75%, 3/1/23 (a)	500	525
Felcor Lodging LP
6.00%, 6/1/25 (a)	450	459
Gibson Brands, Inc.
8.88%, 8/1/18 (a)	350	355
Global Partners LP/GLP Finance Corp.,
6.25%, 7/15/22	475	458
7.00%, 6/15/23 (a)	100	99
Golden Nugget Escrow, Inc.
8.50%, 12/1/21 (a)	250	260
Graton Economic Development Authority
9.63%, 9/1/19 (a)	300	325
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 3/15/19 (a)	350	369

Guitar Center, Inc.
6.50%, 4/15/19 (a)	350	322
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21	250	261
International Game Technology PLC
5.63%, 2/15/20 (a)	250	246
JC Penney Corp., Inc.
8.13%, 10/1/19	400	398
Logan’s Roadhouse, Inc.
10.75%, 10/15/17	300	224
Meritor, Inc.
6.25%, 2/15/24	100	99
Neiman Marcus Group Ltd., LLC
8.75%, 10/15/21 (a)(b)	350	378
Oshkosh Corp.
5.38%, 3/1/22	350	360
Pittsburgh Glass Works LLC
8.00%, 11/15/18 (a)	405	428
Playa Resorts Holding BV
8.00%, 8/15/20 (a)	500	520
Rite Aid Corp.,
6.13%, 4/1/23 (a)	250	258
6.75%, 6/15/21	500	526
RSI Home Products, Inc.
6.50%, 3/15/23 (a)	350	354
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
5.88%, 5/15/21 (a)	250	254
Sonic Automotive, Inc.
5.00%, 5/15/23	175	172
Speedway Motorsports, Inc.
5.13%, 2/1/23	250	248
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.75%, 3/1/25	250	251
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.38%, 6/1/21 (a)	125	119
Tops Holding LLC/Tops Markets II Corp.
8.00%, 6/15/22 (a)	500	503
United Continental Holdings, Inc.
6.38%, 6/1/18	400	418
VistaJet Malta Finance PLC/VistaJet Co., Finance LLC
7.75%, 6/1/20 (a)	300	289
		13,827
Consumer, Non-Cyclical (18.2%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	250	249
6.13%, 3/15/21	400	414
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	400	397
Albea Beauty Holdings SA
8.38%, 11/1/19 (a)	100	107
Alere, Inc.
6.38%, 7/1/23 (a)	200	204
American Achievement Corp.
10.88%, 4/15/16 (a)	400	381
Amsurg Corp.
5.63%, 7/15/22	50	51

Aramark Services, Inc.
5.75%, 3/15/20	250	261
Beverages & More, Inc.
10.00%, 11/15/18 (a)	500	499
BioScrip, Inc.
8.88%, 2/15/21	100	85
Brand Energy & Infrastructure Services, Inc.
8.50%, 12/1/21 (a)	250	234
Bumble Bee Holdco SCA
9.63%, 3/15/18 (a)(b)	465	479
Cenveo Corp.
6.00%, 8/1/19 (a)	250	236
Concordia Healthcare Corp.
7.00%, 4/15/23 (a)	250	251
Constellis Holdings LLC/Constellis Finance Corp.
9.75%, 5/15/20 (a)	500	484
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 6/15/21 (a)	250	258
DPx Holdings BV
7.50%, 2/1/22 (a)	100	105
DS Services of America, Inc.
10.00%, 9/1/21 (a)	304	357
DynCorp International, Inc.
10.38%, 7/1/17	400	290
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.00%, 7/15/23 (a)(e)	450	461
Global A&T Electronics Ltd.
10.00%, 2/1/19 (a)	400	363
Harland Clarke Holdings Corp.
9.75%, 8/1/18 (a)	250	262
HJ Heinz Co.
4.88%, 2/15/25 (a)	270	295
Hologic, Inc.
6.25%, 8/1/20	306	317
JLL/Delta Dutch Pledgeco BV
8.75%, 5/1/20 (a)(b)	350	356
KeHE Distributors LLC/KeHE Finance Corp.
7.63%, 8/15/21 (a)	370	389
Lantheus Medical Imaging, Inc.
9.75%, 5/15/17	350	361
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	450	438
Monitronics International, Inc.
9.13%, 4/1/20	350	339
Mustang Merger Corp.
8.50%, 8/15/21 (a)	270	275
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	400	398
Quintiles Transnational Corp.
4.88%, 5/15/23 (a)	300	302
RR Donnelley & Sons Co.
7.88%, 3/15/21	50	57
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	375	385
Service Corp. International
5.38%, 1/15/22	100	106
Spectrum Brands, Inc.
5.75%, 7/15/25 (a)	250	255
Tenet Healthcare Corp.
3.79%, 6/15/20 (a)(f)	450	454

TMS International Corp.
7.63%, 10/15/21 (a)	100	98
United Rentals North America, Inc.
5.75%, 11/15/24	250	247
US Foods, Inc.
8.50%, 6/30/19	170	178
Valeant Pharmaceuticals International, Inc.
5.88%, 5/15/23 (a)	250	257
Wells Enterprises, Inc.
6.75%, 2/1/20 (a)	100	103
		12,038
Diversified (0.8%)
Argos Merger Sub, Inc.
7.13%, 3/15/23 (a)	250	262
Horizon Pharma Financing, Inc.
6.63%, 5/1/23 (a)	250	262
		524
Energy (11.3%)
Approach Resources, Inc.
7.00%, 6/15/21	50	45
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (a)	100	104
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	100	95
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	425	428
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
6.13%, 3/1/22	130	133
6.25%, 4/1/23 (a)	250	261
CrownRock LP/CrownRock Finance, Inc.
7.75%, 2/15/23 (a)	200	214
DCP Midstream LLC
5.35%, 3/15/20 (a)	400	412
Endeavor Energy Resources LP/EER Finance, Inc.
8.13%, 9/15/23 (a)	200	207
EXCO Resources, Inc.,
7.50%, 9/15/18	100	64
8.50%, 4/15/22	250	129
Halcon Resources Corp.
8.63%, 2/1/20 (a)	250	248
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/1/24 (a)	250	236
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/1/25 (a)	250	241
Laredo Petroleum, Inc.
6.25%, 3/15/23	200	205
Lightstream Resources Ltd.
8.63%, 2/1/20 (a)	500	324
Lonestar Resources America, Inc.
8.75%, 4/15/19 (a)	350	289
Matador Resources Co.
6.88%, 4/15/23 (a)	225	231
Memorial Resource Development Corp.
5.88%, 7/1/22	50	49
Newfield Exploration Co.
5.38%, 1/1/26	200	199
Northern Oil and Gas, Inc.
8.00%, 6/1/20	300	275

Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20	175	181
Pacific Drilling V Ltd.
7.25%, 12/1/17 (a)	250	216
PetroQuest Energy, Inc.
10.00%, 9/1/17	400	378
Rice Energy, Inc.
6.25%, 5/1/22	500	499
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.63%, 11/15/23 (a)	450	438
Rosetta Resources, Inc.
5.88%, 6/1/24	100	108
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)	350	373
Sunoco LP/Sunoco Finance Corp.
6.38%, 4/1/23 (a)	250	261
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (a)	250	261
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)	500	390
		7,494
Finance (8.7%)
Ardagh Finance Holdings SA
8.63%, 6/15/19 (a)(b)	490	510
Baytex Energy Corp.
5.63%, 6/1/24 (a)	350	326
CNO Financial Group, Inc.
4.50%, 5/30/20	250	254
Compiler Finance Sub, Inc.
7.00%, 5/1/21 (a)	500	383
CTR Partnership LP/CareTrust Capital Corp.
5.88%, 6/1/21	250	256
DuPont Fabros Technology LP
5.63%, 6/15/23	250	247
Forestar USA Real Estate Group, Inc.
8.50%, 6/1/22 (a)	350	365
HUB International Ltd.
7.88%, 10/1/21 (a)	300	307
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.
7.25%, 8/1/22 (a)	250	236
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 4/15/22 (a)	450	441
KCG Holdings, Inc.
6.88%, 3/15/20 (a)	400	387
Kennedy-Wilson, Inc.
5.88%, 4/1/24	250	249
NewStar Financial, Inc.
7.25%, 5/1/20 (a)	400	412
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)	350	362
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 6/15/21 (a)	250	240
Quicken Loans, Inc.
5.75%, 5/1/25 (a)	200	192
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	198	209
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/1/21	350	363

Transworld Systems, Inc.
9.50%, 8/15/21 (a)	100	61
		5,800
Industrials (20.7%)
Abengoa Greenfield SA
6.50%, 10/1/19 (a)	200	187
ADS Tactical, Inc.
11.00%, 4/1/18 (a)	250	260
Aguila 3 SA
7.88%, 1/31/18 (a)	250	248
Apex Tool Group LLC
7.00%, 2/1/21 (a)	500	449
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20 (a)	375	374
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance
8.50%, 2/15/18 (a)	267	259
Associated Materials LLC/AMH New Finance, Inc.
9.13%, 11/1/17	200	167
Belden, Inc.
5.25%, 7/15/24 (a)	50	49
BlueLine Rental Finance Corp.
7.00%, 2/1/19 (a)	450	465
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 9/15/20 (a)	450	449
CEVA Group PLC,
4.00%, 5/1/18 (a)	400	368
9.00%, 9/1/21 (a)	100	97
Cleaver-Brooks, Inc.
8.75%, 12/15/19 (a)	300	297
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.13%, 7/15/20 (a)	350	313
Coveris Holdings SA
7.88%, 11/1/19 (a)	200	200
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	400	415
CTP Transportation Products LLC/CTP Finance, Inc.
8.25%, 12/15/19 (a)	250	260
DH Services Luxembourg Sarl
7.75%, 12/15/20 (a)	50	52
Emeco Pty Ltd.
9.88%, 3/15/19 (a)	200	147
Energizer SpinCo., Inc.
5.50%, 6/15/25 (a)	450	445
EnPro Industries, Inc.
5.88%, 9/15/22	102	104
Euramax International, Inc.
9.50%, 4/1/16	200	198
Florida East Coast Holdings Corp.
6.75%, 5/1/19 (a)	250	251
Gibraltar Industries, Inc.
6.25%, 2/1/21	50	51
Interline Brands, Inc.
10.00%, 11/15/18 (b)	312	327
Iracore International Holdings, Inc.
9.50%, 6/1/18 (a)	400	302
Jac Holding Corp.
11.50%, 10/1/19 (a)	300	310

JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	250	269
Kemet Corp.
10.50%, 5/1/18	450	457
Kenan Advantage Group, Inc. (The)
8.38%, 12/15/18 (a)	100	104
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	350	321
LMI Aerospace, Inc.
7.38%, 7/15/19	300	301
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	250	247
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.88%, 4/15/19 (a)(b)	350	322
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.25%, 10/15/18 (a)	200	194
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
8.13%, 2/15/19	550	434
Nuverra Environmental Solutions, Inc.
9.88%, 4/15/18	200	151
Plastipak Holdings, Inc.
6.50%, 10/1/21 (a)	300	307
Quality Distribution LLC/QD Capital Corp.
9.88%, 11/1/18	349	368
SAExploration Holdings, Inc.
10.00%, 7/15/19	455	280
Summit Materials LLC/Summit Materials Finance Corp.,
6.13%, 7/15/23 (a)(e)	250	251
10.50%, 1/31/20	188	206
Syncreon Group BV/Syncreon Global Finance US, Inc.
8.63%, 11/1/21 (a)	450	343
Techniplas LLC
10.00%, 5/1/20 (a)	500	506
Transfield Services Ltd.
8.38%, 5/15/20 (a)	50	54
Vander Intermediate Holding II Corp.
9.75%, 2/1/19 (a)(b)	100	99
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.
9.75%, 6/15/19 (a)	450	481
XPO Logistics, Inc.
7.88%, 9/1/19 (a)	500	536
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	400	400
		13,675
Technology (2.0%)
BCP Singapore VI Cayman Financing Co., Ltd.
8.00%, 4/15/21 (a)	450	455
Boxer Parent Co., Inc.
9.00%, 10/15/19 (a)(b)	450	321
First Data Corp.
11.75%, 8/15/21	315	355
Quiksilver, Inc./QS Wholesale, Inc.
7.88%, 8/1/18 (a)	250	215
		1,346
Utilities (1.2%)
DPL, Inc.
6.75%, 10/1/19 (a)	200	213

GenOn Americas Generation LLC
8.50%, 10/1/21	450	430
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	100	104
Sabine Pass LNG LP
6.50%, 11/1/20	50	52
		799
		64,743
Sovereign (1.1%)
Government (1.1%)
Select Medical Corp.
6.38%, 6/1/21	350	355
Waterjet Holdings, Inc.
7.63%, 2/1/20 (a)	350	366
		721
Variable Rate Senior Loan Interests (2.0%)
Basic Materials (0.3%)
FMG Resources August 2006 Pty Ltd.,
Term B
3.75%, 7/20/15	249	222

Consumer, Cyclical (0.1%)
Diamond Resorts Corp.,
Term Loan
5.50%, 7/31/15	70	70

Energy (0.4%)
Drillships Ocean Ventures, Inc.,
Term B
5.50%, 7/27/15	273	233

Industrials (0.4%)
Atkore international, Inc.,
2nd Lien Term
7.75%, 9/30/15	300	282

Technology (0.8%)
Aspect Software, Inc.,
Term B
7.25%, 8/11/15	94	94
TTM Technologies, Inc.,
1st Lien Term
6.00%, 9/1/15	400	395
		489
		1,296
Total Fixed Income Securities (Cost $69,111)		66,760
Total Investments (100.9%) (Cost $69,111) (g)+		66,760
Liabilities in Excess of Other Assets (-0.9%)		(582)
Net Assets (100.0%)		$66,178

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	Payment-in-kind security.
(c)	Non-income producing security; bond in default.
(d)	Issuer in bankruptcy.
(e)	When-issued security.
(f)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.
(g)	Securities are available for collateral in connection with purchase of when-issued securities.
+

At June 30, 2015, the U.S. Federal income tax cost basis of investments was approximately $69,111,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $2,351,000 of which approximately $818,000 related to appreciated securities and approximately $3,169,000 related to depreciated securities.

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	20.9%
Consumer, Cyclical	20.8
Consumer, Non-Cyclical	18.0
Energy	11.6
Communications	8.7
Finance	8.7
Other*	5.8
Basic Materials	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2015 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (96.3%)
Agency Adjustable Rate Mortgages (3.8%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.30%, 7/1/36	$396	$421
2.34%, 6/1/36 — 7/1/38	813	867
2.40%, 9/1/35	570	608
2.46%, 7/1/38	878	939
2.66%, 1/1/38	111	120
Federal National Mortgage Association,
Conventional Pools:
2.35%, 5/1/39	458	487
2.38%, 5/1/35	449	478
Government National Mortgage Association,
Various Pool:
1.75%, 2/20/40	150	156
		4,076
Agency Fixed Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 9/1/19 — 4/1/24	4	4
7.50%, 11/1/19	1	1
Federal National Mortgage Association,
Conventional Pools:
6.50%, 2/1/28 — 10/1/32	349	404
7.00%, 7/1/29 — 12/1/33	58	61
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 — 12/15/16	13	13
		483
Asset-Backed Securities (13.6%)
Ally Auto Receivables Trust
0.62%, 3/15/17	158	157
AWAS Aviation Capital Ltd.
7.00%, 10/17/16 (a)	284	289
CAM Mortgage LLC
3.50%, 7/15/64 (a)	455	455
Chase Issuance Trust
0.54%, 10/16/17	1,125	1,125
Chrysler Capital Auto Receivables Trust
1.22%, 7/15/19 (a)	566	566
Citibank Credit Card Issuance Trust
2.88%, 1/23/23	450	464
Colony American Homes
1.40%, 5/17/31 (a)(b)	417	416
Discover Card Execution Note Trust,
0.62%, 7/15/21 (b)	670	672
1.22%, 10/15/19	465	466
Enterprise Fleet Financing LLC
1.05%, 3/20/20 (a)	822	822
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (a)	1,165	1,180
GM Financial Automobile Leasing Trust
0.73%, 2/20/17 (a)	442	442

Hyundai Auto Receivables Trust
1.01%, 2/15/18	363	363
Invitation Homes Trust,
1.40%, 12/17/30 (a)(b)	601	600
1.54%, 6/17/32 (a)(b)	392	392
2.93%, 8/17/32 (a)(b)	266	267
Nationstar HECM Loan Trust
3.84%, 5/25/18 (a)	319	319
Nissan Auto Receivables Owner Trust
1.05%, 10/15/19	1,300	1,295
North Carolina State Education Assistance Authority
1.06%, 7/25/25 (b)	625	629
Panhandle-Plains Higher Education Authority, Inc.
1.23%, 7/1/24 (b)	205	206
Rmat Depositor LLC
4.83%, 6/25/35 (a)	558	558
Skopos Auto Receivables Trust
3.10%, 12/15/23 (a)	132	132
Sunset Mortgage Loan Co., LLC
3.72%, 11/16/44 (a)	269	268
Volkswagen Credit Auto Master Trust
1.40%, 7/22/19 (a)	398	400
VOLT NPL X LLC
4.75%, 10/26/54 (a)	282	278
VOLT XIX LLC
5.00%, 4/25/55 (a)	200	201
VOLT XXII LLC
4.25%, 2/25/55 (a)	200	198
VOLT XXX LLC
4.75%, 10/25/57 (a)	200	200
VOLT XXXI LLC
4.50%, 2/25/55 (a)	200	197
VOLT XXXIII LLC
4.25%, 3/25/55 (a)	350	345
Volvo Financial Equipment LLC
0.74%, 3/15/17 (a)	379	379
Wheels SPV LLC
0.84%, 3/20/23 (a)	171	170
World Omni Automobile Lease Securitization Trust
1.10%, 12/15/16	321	321
		14,772
Collateralized Mortgage Obligations - Agency Collateral Series (1.3%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	925	1,075
Government National Mortgage Association,
IO
6.04%, 3/20/43 (b)	675	123
6.31%, 5/20/40 (b)	806	157
		1,355
Commercial Mortgage-Backed Securities (2.0%)
BLCP Hotel Trust
1.14%, 8/15/29 (a)(b)	605	605
CDGJ Commercial Mortgage Trust
1.59%, 12/15/27 (a)(b)	575	577
Citigroup Commercial Mortgage Trust
2.11%, 1/12/30 (a)	169	171

Hilton USA Trust
1.19%, 11/5/30 (a)(b)	168	168
JP Morgan Chase Commercial Mortgage Securities Trust,
1.17%, 7/15/31 (a)(b)	285	285
5.46%, 12/12/43	400	411
		2,217
Corporate Bonds (69.0%)
Finance (27.1%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	370	383
ABN Amro Bank N.V.
2.50%, 10/30/18 (a)	630	640
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (a)	345	342
Ally Financial, Inc.
3.25%, 2/13/18	265	264
American Express Credit Corp.,
Series G
2.25%, 8/15/19	675	677
Bank of America Corp.
2.60%, 1/15/19	900	911
Bank of Nova Scotia (The)
1.70%, 6/11/18	550	551
BB&T Corp.,
MTN
2.25%, 2/1/19	580	583
BioMed Realty LP
2.63%, 5/1/19	310	309
BNP Paribas SA,
MTN
2.70%, 8/20/18	610	625
BNZ International Funding Ltd.
2.35%, 3/4/19 (a)	650	651
BPCE SA,
MTN
2.25%, 1/27/20	600	595
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	310	310
Capital One Financial Corp.
2.45%, 4/24/19	1,005	1,006
CIT Group, Inc.
3.88%, 2/19/19	550	547
Citigroup, Inc.
8.50%, 5/22/19	950	1,160
Commonwealth Bank of Australia
2.50%, 9/20/18	600	615
Compass Bank
1.85%, 9/29/17	600	600
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 1/19/17	330	341
Credit Agricole SA
2.13%, 4/17/18 (a)	775	780
Credit Suisse,
Series G
2.30%, 5/28/19	650	649
DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)	650	651
Discover Bank
2.00%, 2/21/18	665	664

DNB Bank ASA
3.20%, 4/3/17 (a)	610	629
ERP Operating LP
2.38%, 7/1/19	550	553
Goldman Sachs Group, Inc. (The)
2.38%, 1/22/18	880	894
HSBC USA, Inc.
2.25%, 6/23/19	659	654
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Series WI
4.88%, 3/15/19	375	379
ING Bank N.V.
3.75%, 3/7/17 (a)	600	624
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	367
JPMorgan Chase & Co.
2.20%, 10/22/19	325	322
Lloyds Bank PLC
6.50%, 9/14/20 (a)	325	375
Macquarie Bank Ltd.
2.60%, 6/24/19 (a)	605	609
Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	552
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)	550	543
Mizuho Bank Ltd.
1.85%, 3/21/18 (a)	645	646
National Australia Bank Ltd.
1.25%, 3/17/17 (a)	400	401
New York Life Global Funding
1.30%, 10/30/17 (a)	475	474
Principal Financial Group, Inc.
1.85%, 11/15/17	725	731
QBE Insurance Group Ltd.
2.40%, 5/1/18 (a)	200	201
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	495	496
Santander Bank NA
2.00%, 1/12/18	525	525
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (a)	380	380
Standard Chartered PLC
1.50%, 9/8/17 (a)	900	899
Sumitomo Mitsui Banking Corp.
2.45%, 1/10/19	630	637
Swedbank AB
1.75%, 3/12/18 (a)	305	306
Synchrony Financial
3.00%, 8/15/19	800	806
Toronto-Dominion Bank (The),
MTN
2.63%, 9/10/18	650	670
UBS AG,
MTN
2.38%, 8/14/19	925	926
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (a)	600	602
Wells Fargo & Co.
2.15%, 1/15/19	360	362
		29,417

Industrials (37.6%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)	745	755
AbbVie, Inc.
2.50%, 5/14/20	575	570
Actavis Funding SCS
3.00%, 3/12/20	835	839
Air Canada
6.75%, 10/1/19 (a)	250	266
Altera Corp.
2.50%, 11/15/18	300	307
Altice Financing SA
7.88%, 12/15/19 (a)	250	264
Altria Group, Inc.
4.13%, 9/11/15	250	251
Amazon.com, Inc.
2.60%, 12/5/19	525	529
American Honda Finance Corp.
1.60%, 2/16/18 (a)	545	547
Amgen, Inc.
2.50%, 11/15/16	425	433
Anadarko Petroleum Corp.
5.95%, 9/15/16	575	607
Anglo American Capital PLC
3.63%, 5/14/20 (a)	400	401
Applied Materials, Inc.
2.65%, 6/15/16	455	462
ArcelorMittal
5.25%, 2/25/17	375	390
AT&T, Inc.
2.45%, 6/30/20	1,225	1,202
Baidu, Inc.
3.25%, 8/6/18	225	232
BAT International Finance PLC
2.75%, 6/15/20 (a)	450	453
Baxalta, Inc.
2.88%, 6/23/20 (a)	550	550
Bayer US Finance LLC
2.38%, 10/8/19 (a)	600	603
Becton Dickinson and Co.
2.68%, 12/15/19	300	301
Bombardier, Inc.
4.75%, 4/15/19 (a)	300	293
BW Group Ltd.
6.63%, 6/28/17 (a)	325	340
CBS Corp.
2.30%, 8/15/19	625	618
Chesapeake Energy Corp.
6.50%, 8/15/17	350	360
CNH Capital LLC
6.25%, 11/1/16	355	370
Comcast Corp.
5.70%, 5/15/18	520	579
Daimler Finance North America LLC
2.38%, 8/1/18 (a)	750	761
DCP Midstream Operating LP
2.70%, 4/1/19	650	614
DISH DBS Corp.
4.63%, 7/15/17	375	387
Eaton Corp.
1.50%, 11/2/17	630	630

Ecolab, Inc.
3.00%, 12/8/16	320	328
EMD Finance LLC
2.40%, 3/19/20 (a)	575	572
Enbridge, Inc.
0.73%, 6/2/17 (b)	175	173
Energy Transfer Partners LP
2.50%, 6/15/18	575	576
EnLink Midstream Partners LP
2.70%, 4/1/19	525	519
Enterprise Products Operating LLC
2.55%, 10/15/19	325	325
Experian Finance PLC
2.38%, 6/15/17 (a)	600	603
Ford Motor Credit Co., LLC
5.00%, 5/15/18	825	888
General Motors Financial Co., Inc.
3.15%, 1/15/20	600	603
Glencore Funding LLC
2.88%, 4/16/20 (a)	575	564
Goldcorp, Inc.
2.13%, 3/15/18	520	522
Harley-Davidson Financial Services, Inc.,
1.55%, 11/17/17 (a)	258	258
2.15%, 2/26/20 (a)	350	347
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	240	240
Hyundai Capital America
2.60%, 3/19/20 (a)	325	325
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19	335	341
JM Smucker Co. (The)
2.50%, 3/15/20 (a)	225	224
Kinder Morgan, Inc.
3.05%, 12/1/19	650	650
L-3 Communications Corp.
1.50%, 5/28/17	275	273
LVMH Moet Hennessy Louis Vuitton SE
1.63%, 6/29/17 (a)	525	529
Marathon Oil Corp.
2.70%, 6/1/20	550	546
Marathon Petroleum Corp.
3.50%, 3/1/16	595	605
McDonald’s Corp.,
MTN
2.20%, 5/26/20	550	545
McKesson Corp.
3.25%, 3/1/16	1,070	1,086
Medtronic, Inc.
2.50%, 3/15/20 (a)	550	551
Nissan Motor Acceptance Corp.
2.65%, 9/26/18 (a)	720	739
Orange SA
2.75%, 2/6/19	625	635
Quest Diagnostics, Inc.
2.70%, 4/1/19	675	681
Reynolds American, Inc.
2.30%, 6/12/18	525	529
Rio Tinto Finance USA PLC
1.38%, 6/17/16	325	326

RR Donnelley & Sons Co.
6.13%, 1/15/17	300	310
Ryder System, Inc.,
MTN
2.65%, 3/2/20	125	125
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	575	577
Siemens Financieringsmaatschappij N.V.
2.15%, 5/27/20 (a)	550	544
Southwest Airlines Co.
2.75%, 11/6/19	600	609
STATS ChipPAC Ltd.
5.38%, 3/31/16 (a)	300	302
T-Mobile USA, Inc.
5.25%, 9/1/18	500	515
Thomson Reuters Corp.,
1.30%, 2/23/17	325	324
1.65%, 9/29/17	150	150
Time Warner Cable, Inc.
6.75%, 7/1/18	400	446
Transocean, Inc.
3.00%, 10/15/17	350	340
TSMC Global Ltd.
1.63%, 4/3/18 (a)	800	791
Tyson Foods, Inc.
2.65%, 8/15/19	600	605
Union Pacific Corp.
2.25%, 6/19/20	550	552
Verizon Communications, Inc.
2.55%, 6/17/19	1,250	1,268
Viacom, Inc.
2.50%, 9/1/18	625	632
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	550	548
Waste Management, Inc.
2.60%, 9/1/16	725	738
Wesfarmers Ltd.
2.98%, 5/18/16 (a)	395	402
Wm Wrigley Jr. Co.
1.40%, 10/21/16 (a)	600	602
Yum! Brands, Inc.
3.88%, 11/1/20	450	468
		40,865
Utilities (4.3%)
Dominion Gas Holdings LLC
2.50%, 12/15/19	825	835
Eversource Energy
1.45%, 5/1/18	525	522
GDF Suez
1.63%, 10/10/17 (a)	650	654
NRG Energy, Inc.
7.63%, 1/15/18	275	302
Origin Energy Finance Ltd.
3.50%, 10/9/18 (a)	200	206
PSEG Power LLC
5.50%, 12/1/15	570	581
Sempra Energy
2.40%, 3/15/20	600	596

Southern Co. (The)
2.15%, 9/1/19	725	718
Xcel Energy, Inc.
1.20%, 6/1/17	275	275
		4,689
		74,971
Mortgages - Other (4.6%)
Alternative Loan Trust,
5.50%, 10/25/35 — 11/25/35	936	895
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	346	356
Fannie Mae Connecticut Avenue Securities
1.33%, 5/25/25 (b)	328	327
FDIC Guaranteed Notes Trust
0.73%, 2/25/48 (a)(b)	132	132
Freddie Mac Structured Agency Credit Risk Debt Notes,
1.08%, 10/25/27 (b)	246	246
1.19%, 2/25/24 (b)	221	221
HarborView Mortgage Loan Trust
0.38%, 1/19/38 (b)	404	344
JP Morgan Alternative Loan Trust
6.00%, 12/25/35	125	119
Lehman Mortgage Trust
6.50%, 9/25/37	49	42
New Residential Mortgage Loan Trust
3.75%, 4/25/52 (a)(b)	332	340
Opteum Mortgage Acceptance Corp. Trust
0.49%, 4/25/36 (b)	470	412
RALI Trust,
0.37%, 12/25/36 (b)	560	438
6.00%, 11/25/36	213	177
Sequoia Mortgage Trust
0.81%, 8/20/34 (b)	546	518
Washington Mutual Mortgage Pass-Through Certificates Trust,
1.12%, 8/25/46 (b)	496	349
1.15%, 6/25/46 (b)	62	45
		4,961
Sovereign (1.6%)
EUROFIMA,
MTN
6.25%, 12/28/18	630	542
Korea Development Bank (The)
1.50%, 1/22/18	690	686
Spain Government International Bond
4.00%, 3/6/18 (a)	500	529
		1,757
Total Fixed Income Securities (Cost $103,764)		104,592

	Shares	Value (000)
Short-Term Investments (2.6%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,960)	1,960,225	1,960

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill
0.09%, 12/10/15 (d)(e) (Cost $864)	$864	864
Total Short-Term Investments (Cost $2,824)		2,824
Total Investments (98.9%) (Cost $106,588) (f)+		107,416
Other Assets in Excess of Liabilities (1.1%)		1,247
Net Assets (100.0%)		$108,663

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(d)	Rate shown is the yield to maturity at June 30, 2015.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)	Securities are available for collateral in connection with an open foreign currency forward exchange contracts, futures contracts and swap agreements.
+

At June 30, 2015, the U.S. Federal income tax cost basis of investments was approximately $106,588,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $828,000 of which approximately $1,079,000 related to appreciated securities and approximately $251,000 related to depreciated securities.

FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	USD	15	$15	7/3/15	AUD	20	$15	$ (—	)@
UBS AG	USD	540	540	7/3/15	AUD	700	540	(—	)@
UBS AG	AUD	720	555	7/3/15	USD	547	547	(8)
UBS AG	AUD	700	539	8/5/15	USD	539	539	—	@
			$1,649				$1,641	$(8)

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	165	$36,125	Sep-15	$53
U.S. Treasury Long Bond	3	452	Sep-15	(—	)@
Short:
U.S. Treasury 5 yr. Note	203	(24,209)	Sep-15	7
U.S. Treasury 10 yr. Note	8	(1,010)	Sep-15	5
U.S. Treasury Ultra Long Bond	2	(308)	Sep-15	1
				$66

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$645	1.00%	3/20/19	$13	$(23)	$(10)	BBB+
Barclays Bank PLC
Yum! Brands, Inc.	Buy	625	1.00	12/20/18	(11)	— @	(11)	BBB
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	1,200	1.00	6/20/20	(23)	6	(17)	NR
		$2,470			$(21)	$(17)	$(38)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.58%	3/24/20	$8,300	$15

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not Rated.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	38.0%
Finance	27.4
Other**	20.8
Asset-Backed Securities	13.8
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with an underlying face amount of approximately $62,104,000 with net unrealized appreciation of approximately $66,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $8,000 and does not include open swap agreements with net unrealized depreciation of approximately $2,000.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2015 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (85.7%)
Asset-Backed Securities (16.4%)
AMRESCO Residential Securities Corp. Mortgage Loan Trust
0.74%, 9/25/27 (a)	$20	$19
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.06%, 4/25/34 (a)	43	41
Bear Stearns Asset-Backed Securities Trust,
0.51%, 3/25/37 (a)	91	50
0.54%, 5/25/37 (a)	97	62
BNC Mortgage Loan Trust
0.35%, 3/25/37 (a)	100	73
Carrington Mortgage Loan Trust
0.41%, 1/25/37 (a)	100	62
Countrywide Asset-Backed Certificates,
0.55%, 4/25/36 (a)	100	85
0.64%, 3/25/47 (a)(b)	78	56
5.03%, 7/25/36	127	99
CWABS Asset-Backed Certificates Trust
5.03%, 10/25/46 (a)	89	66
Ellington Loan Acquisition Trust
1.29%, 5/25/37 (a)(b)	100	77
GSAA Home Equity Trust
6.00%, 11/25/36	35	23
GSAMP Trust
0.51%, 3/25/46 (a)	100	83
Home Equity Asset Trust
0.37%, 7/25/37 (a)	34	33
Home Equity Mortgage Loan Asset-Backed Trust
0.31%, 4/25/37 (a)	86	56
Lehman ABS Manufactured Housing Contract Trust
3.70%, 4/15/40	34	34
Nationstar Home Equity Loan Trust
0.44%, 4/25/37 (a)	100	86
Ownit Mortgage Loan Trust Series
0.45%, 3/25/37 (a)	61	47
RAMP Trust,
0.48%, 2/25/36 (a)	100	87
0.51%, 11/25/35 (a)	76	63
RASC Trust
0.35%, 11/25/36 (a)	84	72
Rmat Depositor LLC
4.83%, 6/25/35 (b)	101	101
Truman Capital Mortgage Loan Trust,
1.89%, 1/25/34 (a)(b)	93	91
2.96%, 11/25/31 (a)(b)	79	75
VOLT XXXIII LLC
4.25%, 3/25/55 (b)	100	99
		1,640
Collateralized Mortgage Obligation - Agency Collateral Series (0.2%)
Government National Mortgage Association,
IO
0.83%, 8/20/58 (a)	651	19

Commercial Mortgage-Backed Securities (4.5%)
COMM Mortgage Trust,
2.87%, 2/10/48 (b)	100	78

3.69%, 6/11/27 (a)(b)	100		100
GA Mortgage Securities Trust
4.47%, 2/10/48 (a)(b)	100		86
HILT Mortgage Trust
3.94%, 7/15/29 (a)(b)	100		99
JPMBB Commercial Mortgage Securities Trust
3.98%, 2/15/48 (a)(b)	100		84
			447
Corporate Bonds (35.6%)
Finance (15.0%)
ABN Amro Bank N.V,
6.38%, 4/27/21	EUR	100	136
Assicurazioni Generali SpA,
7.75%, 12/12/42 (a)	100		133
Bank of America Corp.,
4.25%, 10/22/26	$50		49
BNP Paribas SA,
4.25%, 10/15/24	200		198
BPCE SA,
5.15%, 7/21/24 (b)	200		204
Citigroup, Inc.,
5.50%, 9/13/25	75		81
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
2.50%, 5/26/26 (a)	EUR	100	111
Ctrip.com International Ltd.,
1.25%, 10/15/18	$50		57
Discover Financial Services,
3.95%, 11/6/24	25		24
Goldman Sachs Group, Inc. (The),
0.75%, 10/29/19 (a)	EUR	100	112
JPMorgan Chase & Co.,
3.88%, 2/1/24	$50		51
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	25		25
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	67
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (a)	100		133
Nationwide Building Society,
4.13%, 3/20/23 (a)	100		118
			1,499
Industrials (19.9%)
Actavis Funding SCS,
3.80%, 3/15/25	$15		15
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	25		23
Air Canada,
6.75%, 10/1/19 (b)	50		53
Akamai Technologies, Inc.,
Zero Coupon, 2/15/19	50		52
Aramark Services, Inc.,
5.75%, 3/15/20	25		26
ArcelorMittal,
5.13%, 6/1/20	25		26
AT&T, Inc.,
6.30%, 1/15/38	25		28
Ball Corp.,
4.00%, 11/15/23	25		23

Baytex Energy Corp.,
5.63%, 6/1/24 (b)		25	23
Bombardier, Inc.,
6.13%, 1/15/23 (b)		25	22
Building Materials Corp. of America,
5.38%, 11/15/24 (b)		50	49
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23		15	15
Citrix Systems, Inc.,
0.50%, 4/15/19		50	53
Cobalt International Energy, Inc.,
2.63%, 12/1/19		50	37
Continental Airlines Pass-Thru Certificates,
6.13%, 4/29/18		25	26
CSC Holdings LLC,
5.25%, 6/1/24		25	24
Denbury Resources, Inc.,
4.63%, 7/15/23		25	21
Deutsche Annington Finance BV,
4.00%, 12/17/21 (a)(c)	EUR	100	111
DISH DBS Corp.,
5.00%, 3/15/23	$25		23
Embraer Netherlands Finance BV,
5.05%, 6/15/25		25	25
Energy Transfer Partners LP,
2.50%, 6/15/18		75	75
Family Tree Escrow LLC,
5.75%, 3/1/23 (b)		25	26
Glencore Funding LLC,
4.00%, 4/16/25 (b)		25	23
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23 (b)		25	25
Harland Clarke Holdings Corp.,
9.75%, 8/1/18 (b)		25	26
HCA, Inc.,
4.75%, 5/1/23		25	25
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 10/1/25 (b)		15	15
HomeAway, Inc.,
0.13%, 4/1/19		50	48
Kinder Morgan, Inc.,
5.55%, 6/1/45		25	23
Lear Corp.,
5.25%, 1/15/25		50	49
MGM Resorts International,
6.00%, 3/15/23		25	26
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21 (b)		25	26
Motorola Solutions, Inc.,
4.00%, 9/1/24		25	24
MPLX LP,
4.00%, 2/15/25		25	25
ON Semiconductor Corp.,
2.63%, 12/15/26		50	62
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.25%, 2/15/22		25	25
Pittsburgh Glass Works LLC,
8.00%, 11/15/18 (b)		50	53
QUALCOMM, Inc.,
4.80%, 5/20/45		30	29

QVC, Inc.,
4.85%, 4/1/24		25	25
RR Donnelley & Sons Co.,
7.88%, 3/15/21		25	28
RSI Home Products, Inc.,
6.50%, 3/15/23 (b)		25	25
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
5.88%, 5/15/21 (b)		50	51
Starwood Property Trust, Inc.,
4.55%, 3/1/18		50	52
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
5.75%, 3/1/25		25	25
Telefonica Europe BV,
5.88%, 3/31/24 (a)(c)	EUR	100	119
Tesla Motors, Inc.,
0.25%, 3/1/19	$50		50
Toll Brothers Finance Corp.,
0.50%, 9/15/32		50	52
Tops Holding LLC/Tops Markets II Corp.,
8.00%, 6/15/22 (b)		25	25
Transocean, Inc.,
4.30%, 10/15/22		50	38
Williams Partners LP/ACMP Finance Corp.,
4.88%, 5/15/23		25	25
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.38%, 3/15/22		25	26
XPO Logistics, Inc.,
7.88%, 9/1/19 (b)		50	54
Yahoo!, Inc.,
Zero Coupon, 12/1/18		50	52
Yandex N.V.,
1.13%, 12/15/18		50	43
Zachry Holdings, Inc.,
7.50%, 2/1/20 (b)		25	25
			1,995
Utility (0.7%)
AES Corp.,
4.88%, 5/15/23		75	71
			3,565
Mortgages - Other (10.4%)
Alternative Loan Trust,
0.64%, 10/25/36 (a)		81	57
Banc of America Alternative Loan Trust,
0.64%, 11/25/36 (a)		76	48
5.71%, 10/25/36 (a)		88	57
Bear Stearns Structured Products, Inc. Trust,
2.58%, 1/26/36 (a)		45	36
Bear Stearns Trust,
0.57%, 5/25/36 (a)		77	63
2.34%, 2/25/36 (a)		69	58
2.52%, 4/25/35 (a)		65	51
2.65%, 3/25/36 (a)		122	94
Citigroup Mortgage Loan Trust,
2.47%, 6/25/36 (a)		50	40
First Horizon Mortgage Pass-Through Trust,
6.25%, 11/25/36		30	30

Grifonas Finance PLC,
0.39%, 8/28/39 (a)	EUR	57	33
GSMSC Pass-Through Trust,
7.50%, 9/25/36 (a)(b)	$40		33
HarborView Mortgage Loan Trust,
0.38%, 1/19/38 (a)	37		32
IndyMac INDX Mortgage Loan Trust,
2.53%, 12/25/34 (a)	60		55
JP Morgan Mortgage Trust,
2.54%, 6/25/37 (a)	50		46
5.02%, 6/25/36 (a)	97		87
Lehman Mortgage Trust,
6.00%, 7/25/36 — 6/25/37	168		123
Luminent Mortgage Trust,
0.42%, 5/25/37 (a)	71		51
MASTR Alternative Loan Trust,
6.25%, 7/25/36	57		50
			1,044
Sovereign (16.9%)
Australia Government Bond,
2.75%, 4/21/24	AUD	200	152
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	151	41
Hungary Government Bond,
6.00%, 11/24/23	HUF	22,000	90
Hungary Government International Bond,
5.38%, 3/25/24	$142		154
Indonesia Government International Bond,
5.88%, 1/15/24 (b)	200		222
Italy Buoni Poliennali Del Tesoro,
2.35%, 9/15/24 (b)	EUR	116	142
Mexican Bonos, Series M,
8.00%, 6/11/20	MXN	2,550	182
New Zealand Government Bond,
5.50%, 4/15/23	NZD	390	305
Portugal Government International Bond,
5.13%, 10/15/24 (b)	$50		51
Portugal Obrigacoes do Tesouro OT,
2.88%, 10/15/25 (b)	EUR	100	111
4.45%, 6/15/18 (b)	75		92
Select Medical Corp.,
6.38%, 6/1/21	$50		51
Spain Government Bond,
3.80%, 4/30/24 (b)	EUR	80	101
			1,694
U.S. Treasury Security (1.7%)
U.S. Treasury Bond
3.50%, 2/15/39	160		173
Total Fixed Income Securities (Cost $8,762)			8,582

	Shares	Value (000)
Short-Term Investments (11.9%)
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $716)	716,302	716

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Security (4.7%)
U.S. Treasury Note
0.38%, 2/15/16 (Cost $471)	$470	471
Total Short-Term Investments (Cost $1,187)		1,187
Total Investments (97.6%) (Cost $9,949) (e)+		9,769
Other Assets in Excess of Liabilities (2.4%)		235
Net Assets (100.0%)		$10,004

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2015.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
+

At June 30, 2015, the U.S. Federal income tax cost basis of investments was approximately $9,949,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $180,000 of which approximately $71,000 related to appreciated securities and approximately $251,000 related to depreciated securities.

IO	Interest Only.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Commonwealth Bank of Australia	NZD	45	$30	7/3/15	USD	30	$30	$ (—	)@
JPMorgan Chase Bank NA	AUD	123	95	7/3/15	USD	95	95	—	@
JPMorgan Chase Bank NA	NZD	114	77	7/3/15	USD	80	80	3
JPMorgan Chase Bank NA	NZD	35	24	7/3/15	USD	24	24	—	@
JPMorgan Chase Bank NA	USD	2	2	7/3/15	ZAR	30	2	—	@
UBS AG	EUR	1,604	1,788	7/3/15	USD	1,805	1,805	17
UBS AG	HUF	26,681	94	7/3/15	USD	96	96	2
UBS AG	MXN	2,944	187	7/3/15	USD	190	190	3
UBS AG	NZD	332	225	7/3/15	USD	236	236	11
UBS AG	USD	195	195	7/3/15	EUR	171	191	(4)
UBS AG	USD	7	7	7/3/15	MXN	103	7	(—	)@
UBS AG	ZAR	30	2	7/3/15	USD	2	2	(—	)@
State Street Bank and Trust Co.	BRL	77	24	7/21/15	USD	24	24	(—	)@
			$2,750				$2,782	$32

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	3	$657	Sep-15	$1
U.S. Treasury 5 yr. Note (United States)	10	1,192	Sep-15	— @
Short:
German Euro BOBL (Germany)	7	(1,011)	Sep-15	(4)
German Euro BTP (Germany)	1	(145)	Sep-15	2
German Euro Bund (Germany)	1	(169)	Sep-15	(1)
U.S. Treasury 10 yr. Note (United States)	26	(3,281)	Sep-15	27
U.S. Treasury Long Bond (United States)	1	(151)	Sep-15	4
U.S. Treasury Ultra Long Bond (United States)	1	(154)	Sep-15	5
				$34

@		Value is less than $500.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
EUR	—	Euro
HUF	—	Hungarian Forint
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	20.4%
Sovereign	17.3
Asset-Backed Securities	16.8
Finance	15.3
Short-Term Investments	12.2
Mortgages - Other	10.7
Other*	7.3
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include open long/short futures contracts with an underlying face amount of approximately $6,760,000 with net unrealized appreciation of approximately $34,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $32,000.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments • June 30, 2015 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—		$35	$—	$35
Agency Fixed Rate Mortgages	—		12,533	—	12,533
Asset-Backed Security	—		405	—	405
Collateralized Mortgage Obligations - Agency Collateral Series	—		1,853	—	1,853
Commercial Mortgage-Backed Securities	—		3,277	—	3,277
Corporate Bonds	—		29,416	—	29,416
Mortgages - Other	—		1,235	—	1,235
Sovereign	—		53,297	—	53,297
U.S. Treasury Securities	—		39,710	—	39,710
Total Fixed Income Securities	—		141,761	—	141,761
Common Stocks
Aerospace & Defense	3,420		—	—	3,420
Air Freight & Logistics	1,109		—	—	1,109
Airlines	189		4	—	193
Auto Components	1,926		—	—	1,926
Automobiles	4,965		—	—	4,965
Banks	32,805		65	—	32,870
Beverages	5,017		14	—	5,031
Biotechnology	4,132		—	—	4,132
Building Products	1,005		—	—	1,005
Capital Markets	5,937		—	—	5,937
Chemicals	6,826		1	—	6,827
Commercial Services & Supplies	1,432		—	—	1,432
Communications Equipment	2,909		—	—	2,909
Construction & Engineering	1,100		7	—	1,107
Construction Materials	530		9	—	539
Consumer Finance	990		—	—	990
Containers & Packaging	370		—	—	370
Distributors	10		—	—	10
Diversified Consumer Services	250		—	—	250
Diversified Financial Services	2,249		14	—	2,263
Diversified Telecommunication Services	7,746		26	—	7,772
Electric Utilities	4,936		21	—	4,957
Electrical Equipment	2,395		—	—	2,395
Electronic Equipment, Instruments & Components	1,707		—	—	1,707
Energy Equipment & Services	2,367		—	—	2,367
Food & Staples Retailing	6,712		—	—	6,712
Food Products	5,919		—	—	5,919
Gas Utilities	858		—	—	858
Health Care Equipment & Supplies	4,063		—	—	4,063
Health Care Providers & Services	4,312		—	—	4,312
Health Care Technology	153		—	—	153
Hotels, Restaurants & Leisure	3,639		22	—	3,661
Household Durables	921		—	—	921
Household Products	4,053		—	—	4,053
Independent Power Producers & Energy Traders	156		2	—	158
Industrial Conglomerates	3,202		—	—	3,202
Information Technology Services	5,047		—	—	5,047
Insurance	11,178		—	—	11,178
Internet & Catalog Retail	1,356		—	—	1,356
Internet Software & Services	2,785		—	—	2,785
Leisure Products	66		—	—	66
Life Sciences Tools & Services	795		—	—	795
Machinery	4,755		4	—	4,759
Marine	453		—	—	453
Media	8,765		—	—	8,765
Metals & Mining	4,305		14	—	4,319
Multi-Utilities	3,174		—	—	3,174
Multi-line Retail	3,370		—	—	3,370
Oil, Gas & Consumable Fuels	15,364		14	—	15,378
Paper & Forest Products	287		—	—	287
Personal Products	1,732		1	—	1,733
Pharmaceuticals	18,383		—	—	18,383
Professional Services	1,487		—	—	1,487
Real Estate Investment Trusts (REITs)	4,997		5	—	5,002
Real Estate Management & Development	2,751		1	—	2,752
Road & Rail	3,560		—	—	3,560
Semiconductors & Semiconductor Equipment	3,782		—	—	3,782
Software	4,982		—	—	4,982
Specialty Retail	6,513		37	—	6,550
Tech Hardware, Storage & Peripherals	8,660		—	—	8,660
Textiles, Apparel & Luxury Goods	3,333		—	—	3,333
Thrifts & Mortgage Finance	84		—	—	84
Tobacco	3,501		—	—	3,501
Trading Companies & Distributors	1,624		—	—	1,624
Transportation Infrastructure	658		1	—	659
Water Utilities	79		3	—	82
Wireless Telecommunication Services	2,940	†	—	—	2,940 †
Total Common Stocks	261,076	†	265	—	261,341 †
Investment Companies	431		—	—	431
Rights	—		1	—	1
Warrants	6		—	—	6
Short-Term Investments
Investment Company	17,870		—	—	17,870
U.S. Treasury Security	—		5,686	—	5,686
Total Short-Term Investments	17,870		5,686	—	23,556
Foreign Currency Forward Exchange Contracts	—		900	—	900
Futures Contracts	569		—	—	569
Credit Default Swap Agreements	—		340	—	340
Interest Rate Swap Agreements	—		172	—	172
Total Return Swap Agreements	—		1,488	—	1,488
Total Assets	279,952	†	150,613	—	430,565 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—		(185)	—	(185)
Futures Contracts	(1,515)		—	—	(1,515)
Credit Default Swap Agreements	—		(41)	—	(41)
Interest Rate Swap Agreements	—		(476)	—	(476)
Total Return Swap Agreements	—		(1,026)	—	(1,026)
Total Liabilities	(1,515)		(1,728)	—	(3,243)
Total	$278,437	†	$148,885	$—	$427,322 †

†            Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $259,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2014 were valued using other significant observable inputs at June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Multi-Asset Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$788		$—	$788
Commercial Mortgage-Backed Securities	—	138		—	138
Corporate Bonds	—	1,583		—	1,583
Sovereign	—	2,244		—	2,244
U.S. Treasury Securities	—	1,219		—	1,219
Total Fixed Income Securities	—	5,972		—	5,972
Common Stocks
Aerospace & Defense	69	—		—	69
Air Freight & Logistics	23	—		—	23
Airlines	—	—	@	—	— @
Auto Components	63	—		—	63
Automobiles	165	—		—	165
Banks	694	3		—	697
Beverages	148	1		—	149
Biotechnology	35	—		—	35
Building Products	19	—		—	19
Capital Markets	87	—		—	87
Chemicals	172	—	@	—	172
Commercial Services & Supplies	6	—		—	6
Communications Equipment	49	—		—	49
Construction & Engineering	35	—	@	—	35
Construction Materials	56	—	@	—	56
Consumer Finance	23	—		—	23
Diversified Consumer Services	10	—		—	10
Diversified Financial Services	26	1		—	27
Diversified Telecommunication Services	186	1		—	187
Electric Utilities	140	1		—	141
Electrical Equipment	67	—		—	67
Electronic Equipment, Instruments & Components	12	—		—	12
Energy Equipment & Services	18	—		—	18
Food & Staples Retailing	87	—		—	87
Food Products	107	—		—	107
Gas Utilities	56	—		—	56
Health Care Equipment & Supplies	49	—		—	49
Health Care Providers & Services	49	—		—	49
Hotels, Restaurants & Leisure	87	1		—	88
Household Durables	9	—		—	9
Household Products	50	—		—	50
Independent Power Producers & Energy Traders	1	—	@	—	1
Industrial Conglomerates	124	—		—	124
Information Technology Services	64	—		—	64
Insurance	347	—		—	347
Internet Software & Services	19	—		—	19
Leisure Products	3	—		—	3
Machinery	37	—	@	—	37
Marine	5	—		—	5
Media	169	—		—	169
Metals & Mining	64	1		—	65
Multi-Utilities	159	—		—	159
Multi-line Retail	105	—		—	105
Oil, Gas & Consumable Fuels	392	—	@	—	392
Paper & Forest Products	11	—		—	11
Personal Products	41	—	@	—	41
Pharmaceuticals	305	—		—	305
Professional Services	8	—		—	8
Real Estate Investment Trusts (REITs)	392	—	@	—	392
Real Estate Management & Development	64	—	@	—	64
Road & Rail	31	—		—	31
Semiconductors & Semiconductor Equipment	75	—		—	75
Software	86	—		—	86
Specialty Retail	165	2		—	167
Tech Hardware, Storage & Peripherals	74	—		—	74
Textiles, Apparel & Luxury Goods	120	—		—	120
Tobacco	36	—		—	36
Trading Companies & Distributors	11	—		—	11
Transportation Infrastructure	48	—	@	—	48
Water Utilities	26	—	@	—	26
Wireless Telecommunication Services	28	—		—	28
Total Common Stocks	5,607	11		—	5,618
Investment Companies	1,034	—		—	1,034
Short Term-Investments
Investment Company	1,951	—		—	1,951
U.S. Treasury Securities	—	278		—	278
Total Short-Term Investments	1,951	278		—	2,229
Foreign Currency Forward Exchange Contracts	—	58		—	58
Futures Contracts	17	—		—	17
Credit Default Swap Agreements	—	3		—	3
Interest Rate Swap Agreements	—	4		—	4
Total Return Swap Agreements	—	51		—	51
Total Assets	8,609	6,377		—	14,986
Liabilities:
Call Options Written	(4)	(12)		—	(16)
Foreign Currency Forward Exchange Contracts	—	(6)		—	(6)
Futures Contracts	(54)	—		—	(54)
Credit Default Swap Agreements	—	(—	)@	—	(— )@
Interest Rate Swap Agreements	—	(8)		—	(8)
Total Return Swap Agreements	—	(11)		—	(11)
Total Liabilities	(58)	(37)		—	(95)
Total	$8,551	$6,340		$—	$14,891

@       Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$60,670	$—	$—	$60,670
Air Freight & Logistics	27,750	—	—	27,750
Automobiles	269,289	—	—	269,289
Beverages	66,677	—	—	66,677
Biotechnology	97,481	—	—	97,481
Commercial Services & Supplies	58,952	—	—	58,952
Communications Equipment	65,935	—	—	65,935
Diversified Financial Services	342,842	—	—	342,842
Electrical Equipment	28,302	—	—	28,302
Food Products	271,242	—	—	271,242
Health Care Equipment & Supplies	229,321	—	—	229,321
Health Care Technology	153,105	—	—	153,105
Hotels, Restaurants & Leisure	308,766	—	—	308,766
Information Technology Services	275,682	—	—	275,682
Internet & Catalog Retail	174,336	—	—	174,336
Internet Software & Services	896,900	—	69,360	966,260
Life Sciences Tools & Services	334,856	—	—	334,856
Machinery	54,808	—	—	54,808
Media	—	—	72,278	72,278
Pharmaceuticals	349,342	—	—	349,342
Professional Services	279,403	—	—	279,403
Software	776,737	—	—	776,737
Tech Hardware, Storage & Peripherals	24,798	—	—	24,798
Textiles, Apparel & Luxury Goods	191,406	—	—	191,406
Total Common Stocks	5,338,600	—	141,638	5,480,238
Convertible Preferred Stocks	—	—	7,128	7,128
Preferred Stocks	—	—	259,199	259,199
Call Options Purchased	—	2,198	—	2,198
Short-Term Investments
Investment Company	356,583	—	—	356,583
Repurchase Agreements	—	79,543	—	79,543
Total Short-Term Investments	356,583	79,543	—	436,126
Total Assets	$5,695,183	$81,741	$407,965	$6,184,889

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stocks (000)
Beginning Balance	$132,566	$8,195	$123,480
Purchases	—	—	28,952
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	9,072	(1,067)	106,767
Realized gains (losses)	—	—	—
Ending Balance	$141,638	$7,128	$259,199

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$9,072	$(1,067)	$106,767

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015.

							Impact to Valuation
	Fair Value at	Valuation	Unobservable				from an Increase in
Mid Cap Growth	June 30, 2015 (000)	Technique	Input	Range		Selected Value	Input

Internet & Catalog Retail
Convertible Preferred Stock	$246	Market Transaction Method	Escrow Cash Receivable from Liquidation	$0.43	$0.43	$0.43	Increase
Preferred Stocks	$99,418	Market Transaction Method	Pending Precedent Transaction	$93.38	$93.38	$93.38	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	17.0%	16.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.2x	15.5x	15.5x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
	$80,625	Market Transaction Method	Issuance Price of Financing	$119.76	$119.76	$119.76	Increase
			Issuance Price of Pending Financing	$142.24	$142.24	$142.24	Increase
Internet Software & Services
Common Stock	$69,360	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.10	$19.10	$19.10	Increase
Convertible Preferred Stock	$6,882	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.9x	13.5x	12.0x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
Preferred Stock	$28,865	Market Transaction Method	Precedent Transaction	$16.45	$16.45	$16.45	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.4x	11.6x	11.6x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
Media
Common Stock	$72,278	Market Transaction Method	Pending Precedent Transaction	$2,119.29	$2,119.29	$2,119.29	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	16.5%	15.5%	Decrease
			Perpetual Growth Rate	3.0%	5.0%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.2x	8.8x	6.0x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
Software
Preferred Stocks	$50,291	Market Transaction Method	Precedent Transaction of Preferred Stock	$8.89	$8.89	$8.89	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	11.4x	17.0x	17.0x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Fixed Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,870	$—	$3,870
Asset-Backed Securities	—	317	—	317
Collateralized Mortgage Obligations - Agency Collateral Series	—	483	—	483
Corporate Bonds	—	5,210	—	5,210
Sovereign	—	201	—	201
U.S. Treasury Securities	—	2,925	—	2,925
Total Fixed Income Securities	—	13,006	—	13,006
Short- Term Investments
Investment Company	1,681	—	—	1,681
Repurchase Agreements	—	70	—	70
U.S Treasury Securities	—	894	—	894
Total Short-Term Investments	1,681	964	—	2,645
Credit Default Swap Agreement	—	— @	—	— @
Total Assets	1,681	13,970	—	15,651
Liabilities:
Futures Contracts	(11)	—	—	(11)
Credit Default Swap Agreement	—	(9)	—	(9)
Interest Rate Swap Agreements	—	(10)	—	(10)
Total Liabilities	(11)	(19)	—	(30)
Total	$1,670	$13,951	$—	$15,621

@         Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$1,099	$—	$1,099
Agency Fixed Rate Mortgages	—	43,798	—	43,798
Asset-Backed Securities	—	9,278	—	9,278
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,888	—	5,888
Commercial Mortgage-Backed Securities	—	14,375	—	14,375
Corporate Bonds	—	70,777	—	70,777
Mortgages - Other	—	16,965	—	16,965
Municipal Bonds	—	2,296	—	2,296
Sovereign	—	15,452	—	15,452
U.S. Agency Securities	—	3,413	—	3,413
U.S. Treasury Securities	—	24,789	—	24,789
Total Fixed Income Securities	—	208,130	—	208,130
Short-Term Investments
Investment Company	30,460	—	—	30,460
Repurchase Agreements	—	912	—	912
U.S. Treasury Security	—	1,488	—	1,488
Total Short-Term Investments	30,460	2,400	—	32,860
Foreign Currency Forward Exchange Contracts	—	70	—	70
Futures Contracts	99	—	—	99
Credit Default Swap Agreements	—	37	—	37
Total Assets	30,559	210,637	—	241,196
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(203)	—	(203)
Futures Contracts	(245)	—	—	(245)
Credit Default Swap Agreement	—	(35)	—	(35)
Interest Rate Swap Agreements	—	(138)	—	(138)
Total Liabilities	(245)	(376)	—	(621)
Total	$30,314	$210,261	$—	$240,575

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$303	$—	$303
Corporate Bonds	—	35,093	—	35,093
Sovereign	—	197	—	197
Variable Rate Senior Loan Interests	—	163	—	163
Total Fixed Income Securities	—	35,756	—	35,756
Short-Term Investments
Investment Company	2,478	—	—	2,478
Repurchase Agreements	—	336	—	336
U.S Treasury Security	—	360	—	360
Total Short-Term Investments	2,478	696	—	3,174
Futures Contracts	62	—	—	62
Credit Default Swap Agreements	—	11	—	11
Interest Rate Swap Agreement	—	14	—	14
Total Assets	2,540	36,477	—	39,017
Liabilities:
Futures Contracts	(26)	—	—	(26)
Credit Default Swap Agreement	—	(7)	—	(7)
Interest Rate Swap Agreement	—	(6)	—	(6)
Total Liabilities	(26)	(13)	—	(39)
Total	$2,514	$36,464	$—	$38,978

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$64,743	$—	$64,743
Sovereign	—	721	—	721
Variable Rate Senior Loan Interests	—	1,296	—	1,296
Total Fixed Income Securities	—	66,760	—	66,760
Total Assets	$—	$66,760	$—	$66,760

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Limited Duration
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—		$4,076	$—	$4,076
Agency Fixed Rate Mortgages	—		483	—	483
Asset-Backed Securities	—		14,772	—	14,772
Collateralized Mortgage Obligations - Agency Collateral Series	—		1,355	—	1,355
Commercial Mortgage-Backed Securities	—		2,217	—	2,217
Corporate Bonds	—		74,971	—	74,971
Mortgages - Other	—		4,961	—	4,961
Sovereign	—		1,757	—	1,757
Total Fixed Income Securities	—		104,592	—	104,592
Short-Term Investments
Investment Company	1,960		—	—	1,960
U.S Treasury Security	—		864	—	864
Total Short-Term Investments	1,960		864	—	2,824
Foreign Currency Forward Exchange Contract	—		— @	—	— @
Futures Contracts	66		—	—	66
Credit Default Swap Agreements	—		6	—	6
Interest Rate Swap Agreement	—		15	—	15
Total Assets	2,026		105,477	—	107,503
Liabilities:
Foreign Currency Forward Exchange Contracts	—		(8)	—	(8)
Futures Contracts	(—	)@	—	—	(— )@
Credit Default Swap Agreement	—		(23)	—	(23)
Total Liabilities	—		(31)	—	(31)
Total	$2,026		$105,446	$—	$107,472

@         Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,640	$—	$1,640
Collateralized Mortgage Obligation - Agency Collateral Series	—	19	—	19
Commercial Mortgage-Backed Securities	—	447	—	447
Corporate Bonds	—	3,565	—	3,565
Mortgages - Other	—	1,044	—	1,044
Sovereign	—	1,694	—	1,694
U.S. Treasury Security	—	173	—	173
Total Fixed Income Securities	—	8,582	—	8,582
Short-Term Investments
Investment Company	716	—	—	716
U.S. Treasury Security	—	471	—	471
Total Short-Term Investments	716	471	—	1,187
Foreign Currency Forward Exchange Contracts	—	36	—	36
Futures Contracts	39	—	—	39
Total Assets	755	9,089	—	9,844
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(4)	—	(4)
Futures Contracts	(5)	—	—	(5)
Total Liabilities	(5)	(4)	—	(9)
Total	$750	$9,085	$—	$9,835

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2015